The AAL
Small Cap Stock Fund

The AAL
Mid Cap Stock Fund

The AAL
International Fund

The AAL
Capital Growth Fund

The AAL
Equity Income Fund

The AAL
Balanced Fund

The AAL
Mutual Funds
Annual Report April 30, 1998

The AAL
High Yield Bond Fund

The AAL
Municipal Bond Fund

The AAL
Bond Fund

The AAL
Money Market Fund

AAL
The AAl Mutual Funds

THE AAL
MUTUAL FUNDS

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
                    Table of Contents

President's Letter.....................................  2

Portfolio Perspectives

     The AAL Small Cap Stock Fund......................  4
     The AAL Mid Cap Stock Fund........................  6
     The AAL International Fund........................  8
     The AAL Capital Growth Fund....................... 10
     The AAL Equity Income Fund........................ 12
     The AAL Balanced Fund............................. 14
     The AAL High Yield Bond Fund...................... 16
     The AAL Municipal Bond Fund....................... 18
     The AAL Bond Fund................................. 20
     The AAL Money Market Fund......................... 22

Schedule of Investments

     The AAL Small Cap Stock Fund...................... 24
     The AAL Mid Cap Stock Fund........................ 29
     The AAL International Fund........................ 33
     The AAL Capital Growth Fund....................... 40
     The AAL Equity Income Fund........................ 44
     The AAL Balanced Fund............................. 48
     The AAL High Yield Bond Fund...................... 52
     The AAL Municipal Bond Fund....................... 58
     The AAL Bond Fund................................. 67
     The AAL Money Market Fund......................... 69

Statement of Assets and Liabilities.................... 72

Statement of Operations................................ 74

Statement of Changes in Net Assets..................... 76

Notes to Financial Statements.......................... 80

Financial Highlights

     The AAL Small Cap Stock Fund...................... 87
     The AAL Mid Cap Stock Fund........................ 88
     The AAL International Fund........................ 90
     The AAL Capital Growth Fund....................... 92
     The AAL Equity Income Fund........................ 94
     The AAL Balanced Fund............................. 96
     The AAL High Yield Bond Fund...................... 97
     The AAL Municipal Bond Fund....................... 98
     The AAL Bond Fund.................................100
     The AAL Money Market Fund.........................102

Report of Independent Accountants......................106


The AAL Mutual Funds Annual Report                           April 30, 1998    1

THE AAL MUTUAL FUNDS ANNUAL REPORT ... PRESIDENT'S LETTER

[PHOTO]

APRIL 30, 1998

Dear AAL Mutual Funds Shareholder:

Economy and Markets

Despite the volatility of the markets, the U.S. economy turned in an excellent performance over the past fiscal year. We watched the stock market climb to record highs and, in October, reacting to falling Asian markets, drop precipitously in the largest single-day decline in the last decade. Still, the U.S. financial markets remain the strongest in the world. Fueled by a lack of inflationary pressure and continued earnings growth, both the stock and bond markets provided investors with high returns. For the third consecutive year, stocks returned over twenty percent, with small- and mid-cap stocks lagging somewhat behind large-cap stocks. Although the general economic turmoil and stock market and currency declines in Southeast Asia impacted global markets in the fourth quarter of 1997, investors' enthusiasm for stocks and bonds remained high, evidenced by the continued flow of dollars into mutual funds. This gives me an opportunity to remind you, once again, that investors who try to second-guess the direction the markets will move are rarely as successful as those who invest with a systematic, disciplined, long-term approach.

Outlook

Going forward, many economists predict that the most likely outcome for 1998 will be one of moderate growth, low unemployment and low inflation. Interest rates are predicted to remain favorable and the long-term outlook for U.S. corporations appears bright. Although the economy is expected to grow, observers believe that it will be at a slower pace than we have seen the last three years. This can be attributed, in part, to the economic weakness in much of Asia and other emerging markets. It is unclear what long-term impact the Asian crisis will have on U.S. markets.

Fund Highlights

Once again, The AAL Mutual Funds have had an outstanding year. We are excited with the progress of the newest addition to our Funds, The AAL Balanced Fund. The AAL Balanced Fund gives investors the ability to participate in the performance of

2  The AAL Mutual Funds Annual Report

L REPORT ... PRESIDENT'S LETTER

the equity markets, while at the same time providing them with a steady income stream. We are also pleased with the outcome of the change in investment focus of The AAL Equity Income Fund (formerly The AAL Utilities Fund). This transition was completed ahead of schedule due to favorable market conditions.

We, at AAL Capital Management Corporation, would like to thank you for your continued loyalty to The AAL Mutual Funds and look forward to continuing to service your financial needs in the future. If you have any questions regarding your account(s), please call 800-553-6319 to speak to a Mutual Fund Service Center Representative or to access Capital Connection to obtain information regarding your investments. You should also feel free to call your local Registered Representative, who is always happy to help you. Please see the remainder of this annual report for more detailed information about all of The AAL Mutual Funds.


Very truly yours,

/s/ Ronald G. Anderson
----------------------
Ronald G. Anderson
President
THE AAL MUTUAL FUNDS


Our Growth in Net Assets

                            [BAR GRAPH APPERARS HERE]

                                          $ in Billions
                                          -------------
                        4/30/88              62,634,194
                        4/30/89             287,356,102
                        4/30/90             516,961,263
                        4/30/91             692,824,480
                        4/30/92             975,182,233
                        4/30/93           1,443,709,926
                        4/30/94           1,908,532,585
                        4/30/95           2,204,307,971
                        4/30/96           2,940,833,455
                        4/30/97           3,624,635,195
                        4/30/98           5,248,971,887

                                                           April 30, 1998      3

                         THE AAL MUTUAL FUNDS ANNUAL

 .....A Share Ticker.....AASMX .....B Share Ticker.....BBSMX....
 .....A Share Assets.....$120,285,342.....B Share Assets.....


[PHOTO APPEARS HERE]

The AAL Small Cap Stock Fund

Are you pleased with the performance of the Fund over the year ended April 30, 1998? How does it compare to the performance of other small capitalization mutual funds?

I believe the Fund has done pretty well--up nearly 48% based on net amount invested in Class A shares. This return is slightly higher than the S&P SmallCap 600 Index/1/. Technology and growth companies in general had a good period. A big contributor to the performance over the last year has been Atlantic Coast Airlines, which was up by nearly 300%. The company benefited from a very strong economy and lower fuel prices.

I read that the financial crisis in Southeast Asia will end up hurting U.S. small companies most of all. Is this accurate? If so, what defensive measures are you taking?

The problems in Southeast Asia have had an impact on many companies, including smaller companies. The slowdown of the Asian economies has hurt some of the companies in terms of revenues and profits, especially companies in the technology area. Other small-cap companies and their stocks have been hurt by a negative investor sentiment. In times of uncertainty, such as with the Asian problem, investors are more likely to favor that which they perceive to be more secure. The perception by investors is that the large-cap stocks are more secure than small-cap stocks, despite the fact that many smaller companies have little or no exposure to the problems in Southeast Asia. As far as defensive measures are concerned, I have tried a few things, but it is difficult

                         Value of a $10,000 Investment

                 In Class A Shares - Including 4% Sales Charge

                           [LINE GRAPH APPEARS HERE]


THE AAL SMALL CAP STOCK FUND FUND            S&P 500(R) INDEX /1/

                    FROM INCEPTION                          FROM INCEPTION
DATE                ENDING DOLLARS           DATE           ENDING DOLLARS
----------------------------------           -------------------------------
01-Jul-96           $ 9,596.93                 7/1/96       $10,000.00
31-Jul-96             9,165.07                 7/31/96        9,312.20
30-Aug-96            10,316.70                 8/30/96        9,887.05
30-Sep-96            10,786.95                 9/30/96       10,320.43
31-Oct-96            10,441.46                10/31/96       10,249.09
29-Nov-96            10,681.38                11/29/96       10,781.09
30-Dec-96            10,870.47                12/31/96       10,907.24
31-Dec-96            11,008.07                 1/31/97       11,088.69
31-Jan-97            11,047.38                 2/28/97       10,859.26
28-Feb-97            10,565.78                 3/31/97       10,302.18
31-Mar-97             9,887.61                 4/30/97       10,428.17
30-Apr-97             9,671.38                 5/30/97       11,652.96
30-May-97            11,145.67                 6/30/97       12,167.83
30-Jun-97            11,912.30                 7/31/97       12,932.70
31-Jul-97            12,452.88                 8/29/97       13,258.33
29-Aug-97            12,836.20                 9/30/97       14,135.03
30-Sep-97            13,789.57                10/31/97       13,525.24
31-Oct-97            13,229.34                11/28/97       13,426.88
28-Nov-97            13,101.57                12/31/97       13,697.22
15-Dec-97            12,418.79                 1/30/98       13,430.13
31-Dec-97            12,863.43                 2/27/98       14,653.21
30-Jan-98            12,646.28                 3/31/98       15,212.30
27-Feb-98            13,701.00                 4/30/98       15,301.43
31-Mar-98            14,145.63
30-Apr-98            14,311.08


/1/  An  unmanaged   index   comprised  of  600  stocks  designed  to  represent
     performance of the small-cap segment of the U.S. equity markets.


                     Average Annual Total Returns*

April 30, 1998
                                                       From   Inception
                                              1-Year Inception   Date
                                              -------------------------
Class A (without sales charge).............   47.97%  24.40%    7/1/96
Class A** (with sales charge)..............   42.05%  21.64%    7/1/96
----------------------------------------------------------------------
Class B (without CDSC).....................   46.86%  21.50%    1/8/97
Class B** (with CDSC)......................   42.86%  18.60%    1/8/97
----------------------------------------------------------------------
Class I***.................................     NA    11.41%  12/29/97
----------------------------------------------------------------------
SEC Standardized Returns as of 3/31/98
Class A** (with sales charge)..............   37.33%  21.95%
Class B** (with CDSC)......................   37.92%  18.86%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A Shares after the fifth year.

***Periods less than one year represent total return and are not annualized.

4  The AAL Mutual Funds Annual Report

REPORT ... EQUITY - ORIENTED FUNDS

 .$14,389,944...I Share Assets...$417,383...A Share NAV...$13.84...B Share
NAV...$13.73...I Share NAV ...$13.87...Number of Securities in
Portfolio...152...

to take such measures in the small-cap market. One example is that I have looked at investing in companies that benefit from the Asian problem, such as those producing in Asia and selling in the United States.

Why can't I find the companies you invest in under the "New York Stock Exchange" listing in financial publications? Isn't that where all reputable stocks are traded?

Many of the companies that I invest in are not traded on the New York Stock Exchange, but rather on the NASDAQ market. This is where you will see many smaller, less-established companies. The NASDAQ market is comprised of many broker-dealers who are linked electronically. These broker-dealers offer prices at which they will buy or sell shares in the stocks in which they "make a market." The New York Stock Exchange is a very centralized market while the NASDAQ market is very decentralized. Both can be very efficient, and occasionally, very inefficient. Some of America's best-known companies are traded on the NASDAQ, such as Microsoft and Intel.


/s/ Kevin A. Schmitting

Kevin A. Schmitting
Portfolio Manager


#
Fund Allocations
                            [PIE CHART APPEARS HERE]

                                                              % of Net Assets
                                                              4/30/98 4/30/97
                                                              ------- -------
 .Consumer Cyclicals.............................................17%     18%
 .Technology.....................................................16%     20%
 .Capital Goods..................................................15%     13%
 .Financials.....................................................13%      9%
 .Health Care....................................................10%     14%
 .Consumer Staples...............................................10%      8%
 .Energy......................................................... 6%      6%
 .Cash & Cash Equivalents........................................ 4%      2%
 .Transportation................................................. 3%      4%
 .Basic Materials................................................ 2%      3%
 .Utilities...................................................... 2%      3%
 .Communication Services......................................... 2%      NA
                                                         --------------------
                                                         Total 100%    100%

                              5 Largest Holdings
                              ------------------

                                                              % of Net Assets
Security                                                     4/30/98   4/30/97
--------                                                     -------   -------
General Cable Corporation.....................................1.68%        NA
Designs, develops, manufactures, markets and distributes
copper wire and cable products for the communications and
electrical markets

Tower Automotive, Inc.........................................1.58%     1.40%
Designs and produces body structure components
and assemblies

Applied Power, Inc............................................1.52%     0.40%
Configures technical equipment for end users and
provides enclosures for electronic equipment

BE Aerospace, Inc.............................................1.50%        NA
Produces military aircraft, satellites, guidance weapons
and other systems

SOS Staffing Services, Inc....................................1.47%     1.00%
Provides staffing and consulting services

--------------------------------------------------------------------------------
                                                           April 30, 1998   5

THE AAL MUTUAL FUNDS ANNUAL

 ....A Share Ticker...AASCX....B Share Ticker...BBSCX....
A Share Assets...$671,479,580....B Share Assets......

[PHOTO APPEARS HERE]

The AAL Mid Cap Stock Fund

What factors affected the performance of your Fund for the year ended April 30, 1998?

The key factors influencing the Fund during the year are the same factors that influenced the entire domestic equity market. The combination of low inflation and strong economic growth is an ideal environment for stocks of all kinds. The moderate and declining inflation numbers in the U.S. economy led to relatively stable interest rates at rather low levels throughout the year. This meant that borrowing costs for companies were low, and stocks provided attractive returns to investors relative to bonds. In addition, the U.S. economy grew strongly during the year. This allowed corporate earnings to continue to grow at levels exceeding the market's expectations. Economists could not have constructed a better environment for the stock market.

Which stocks in your portfolio really stood out over that period?

Royal Caribbean is the second largest cruise line operator in the world. If they've done their job, each of you should be familiar with the company. A variety of factors including favorable demographic trends, strong operational improvements and a key acquisition came together during the year to produce a return of over 114%. With this being one of the larger positions in the portfolio, it was a strong contributor.

AES Corp. is the world's largest independent power producer. The company builds, owns and operates electricity generating facilities both in the U.S. and abroad. By continuing to prove its excellence as an operator, AES was able to expand its generating capacity and therefore, its revenues

                         Value of a $10,000 Investment

                 In Class A Shares - Including 4% Sales Charge

                           [LINE CHART APPEARS HERE]

THE AAL MID CAP STOCK FUND                   S&P 400 MIDCAP INDEX /1/

                    FROM INCEPTION                          FROM INCEPTION
DATE                ENDING DOLLARS           DATE           ENDING DOLLARS
----------------------------------           -------------------------------
30-Jun-93           $9,596.93                 6/30/93       $10,000.00
30-Jul-93            9,491.36                 7/30/93         9,976.46
31-Aug-93            9,971.21                 8/31/93        10,387.96
30-Sep-93           10,393.47                 9/30/93        10,497.30
29-Oct-93           10,268.71                10/29/93        10,530.98
30-Nov-93            9,942.42                11/30/93        10,298.24
31-Dec-93           10,422.26                12/31/93        10,775.22
31-Jan-94           10,758.16                 1/31/94        11,024.33
28-Feb-94           10,786.95                 2/28/94        10,868.22
31-Mar-94           10,019.19                 3/31/94        10,364.70
29-Apr-94            9,961.61                 4/29/94        10,441.67
31-May-94            9,404.99                 5/31/94        10,342.86
30-Jun-94            8,598.85                 6/30/94         9,987.17
29-Jul-94            8,637.24                 7/29/94        10,324.91
31-Aug-94            9,443.38                 8/31/94        10,865.42
30-Sep-94            9,510.56                 9/30/94        10,662.57
31-Oct-94            9,932.82                10/31/94        10,780.03
30-Nov-94            9,577.74                11/30/94        10,293.96
30-Dec-94            9,923.22                12/30/94        10,388.09
31-Jan-95            9,520.15                 1/31/95        10,496.41
28-Feb-95           10,009.60                 2/28/95        11,046.57
31-Mar-95           10,508.64                 3/31/95        11,238.98
28-Apr-95           10,479.85                 4/28/95        11,465.17
31-May-95           10,614.20                 5/31/95        11,741.70
30-Jun-95           11,631.48                 6/30/95        12,220.00
31-Jul-95           12,811.90                 7/31/95        12,856.65
31-Aug-95           12,735.12                 8/31/95        13,093.61
29-Sep-95           13,522.07                 9/29/95        13,411.73
31-Oct-95           13,742.80                10/31/95        13,066.51
30-Nov-95           14,309.02                11/30/95        13,634.23
29-Dec-95           14,337.81                12/29/95        13,600.29
31-Jan-96           14,299.42                 1/31/96        13,797.71
29-Feb-96           14,980.81                 2/29/96        14,265.65
29-Mar-96           15,095.97                 3/29/96        14,436.72
30-Apr-96           16,410.75                 4/30/96        14,877.88
31-May-96           17,024.95                 5/31/96        15,078.78
28-Jun-96           15,950.10                 6/28/96        14,852.59
31-Jul-96           14,059.50                 7/31/96        13,850.19
30-Aug-96           15,028.79                 8/30/96        14,650.08
30-Sep-96           15,825.34                 9/30/96        15,288.72
31-Oct-96           15,009.60                10/31/96        15,333.41
29-Nov-96           15,796.55                11/29/96        16,195.93
30-Dec-96           13,394.19                12/31/96        16,213.63
30-Dec-96           15,511.42                 1/31/97        16,821.99
31-Dec-96           15,591.79                 2/28/97        16,684.15
31-Jan-97           16,154.38                 3/31/97        15,973.90
28-Feb-97           15,603.27                 4/30/97        16,387.87
31-Mar-97           14,455.12                 5/30/97        17,820.84
30-Apr-97           14,592.90                 6/30/97        18,321.02
30-May-97           16,154.38                 7/31/97        20,133.17
30-Jun-97           16,843.26                 8/29/97        20,109.27
31-Jul-97           17,934.00                 9/30/97        21,264.64
29-Aug-97           17,968.44                10/31/97        20,339.85
30-Sep-97           19,288.81                11/28/97        20,641.14
31-Oct-97           18,358.81                12/31/97        21,440.53
28-Nov-97           18,266.96                 1/30/98        21,032.30
15-Dec-97           17,148.57                 2/27/98        22,773.78
15-Dec-97           17,768.68                 3/31/98        23,800.40
31-Dec-97           18,403.73                 4/30/98        24,233.97
30-Jan-98           17,971.90
27-Feb-98           19,280.10
31-Mar-98           20,080.26
30-Apr-98           20,245.37

/1/  An  unmanaged   index   comprised  of  400  stocks  designed  to  represent
     performance of the mid-cap segment of the U.S. equity markets.


                         Average Annual Total Returns*

                                April 30, 1998

                                              From      Inception
                                  1-Year    Inception      Date
                                  -------------------------------
Class A (without sales charge)... 38.73%      16.69%      6/30/93
Class A** (with sales charge).... 33.18%      15.70%      6/30/93
-----------------------------------------------------------------
Class B (without CDSC)........... 37.41%      20.48%       1/8/97
Class B** (with CDSC)............ 33.41%      17.57%       1/8/97
-----------------------------------------------------------------
Class I***.......................   NA        10.83%     12/29/97
-----------------------------------------------------------------
SEC Standardized Returns as of 3/31/98
Class A** (with sales charge).... 33.40%      15.80%
Class B** (with CDSC)............ 33.67%      18.10%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A Shares after the fifth year.

***Periods less than one year represent total return and are not annualized.


6  The AAL Mutual Funds Annual Report

REPORT . . . EQUITY-ORIENTED FUNDS

 ...$13,555,367.... I Share Assets....$1,164,361....A Share NAV...$15.93.....
B Share NAV....$15.78....I Share NAV....$15.96....Number of Securities in
Portfolio...123.......

and earnings, substantially. This is a great example of a company operating in a seemingly dull business that produced outstanding returns--nearly 70% for the year.

On the other hand, LSI Logic was the portfolio's biggest disappointment for the year. The company manufactures semiconductors for a variety of applications, focused in the telecommunications industry. The industry as a whole suffered, particularly during the much discussed Asian currency crisis. As expectations for LSI came down, so did the stock price. I still believe in the longer-term fundamentals of the company and its business, and I have not sold the position.

I often wonder why the terms "large-cap", "mid-cap" and "small-cap" are used to describe the size of companies. Would you explain?

As with most professions, the investment business has a jargon all its own. These terms are simply part of this jargon used to identify a fairly simple concept. "Cap" is an abbreviation of capitalization, which refers to the monetary value or investment capital of the company. Market cap identifies the value that the marketplace is assigning to the business. This calculation is as basic as the price of one share of stock multiplied by the number of shares that exist. It is necessary for the investment community to label stocks in such a way because the domestic stock market is made up of over 10,000 different stocks. This breakdown is meaningful because companies of similar size typically have a variety of other factors in common, such as the stage of the lifecycle, the amount of stock that regularly changes hands in the market and the degree of diversification within the company's businesses.

/s/ MICHAEL R. HOCHHOLZER
Michael R. Hochholzer
Portfolio Manager

                               Fund Allocations

                            [PIE CHART APPEARS HERE]

                             % of Net Assets
                           4/30/98    4/30/97
                           -------    -------
Consumer Cyclicals.......... 17%        13%
Financials.................. 14%        13%
Technology.................. 12%        15%
Capital Goods............... 10%         8%
Consumer Staples............ 10%        14%
Utilities...................  9%         7%
Energy......................  9%         7%
Health Care.................  7%        11%
Basic Materials.............  5%         4%
Transportation..............  3%         2%
Cash & Cash Equivalents.....  2%         5%
Communication Services......  2%         1%
                     ----------------------
                     Total  100%       100%

                              5 Largest Holdings

                                                 % of Net Assets
Security                                        4/30/98    4/30/97
--------                                        -------    -------
Royal Caribbean Cruises Ltd....................  2.06%      0.51%
Offers passenger cruises that specialize in
the Caribbean and North American markets

Computer Products, Inc.........................  1.55%         NA
Designs, develops and manufactures power
conversion products, high-performance
single-board computers, systems and subsystems

Rite Aid Corporation...........................  1.54%      1.00%
Operates a national retail chain of drugstores

Starwood Hotels & Resorts......................  1.44%         NA
Owner and operator of full service hotels
including Westin and Sheraton.

HBO & Company..................................  1.44%      1.10%
Designs and sells computerized information
systems to the health care industry

                                                               April 30, 1998  7

                         THE AAL MUTUAL FUNDS ANNUAL

 ....A Share Ticker...AAITX....B Share Ticker...BBITX......A Share Assets
 ...$144,152,707........B Share Assets


[PHOTO APPEARS HERE]

The AAL International Fund

How have international markets performed over the year ended April 30, 1998?

Over the year ended April 30, 1998, European stock markets recorded strong advances in local currency terms. Local economies experienced steady growth while interest rates continued to decline ahead of the European Economic and Monetary Union. In Japan, equities continued to perform poorly due to continuing problems in the financial sector and a general economic slump. In the rest of Asia, equities fell dramatically as currency devaluations and financial instability spread throughout the region. Finally, Latin American markets finished a volatile year with respectable gains.

How did the Fund perform over the same period and what factors affected performance?

The Fund finished the fiscal year with a gain of 7.34% based on net amount invested in Class A shares. European holdings were mixed performers; while the Fund owns some large capitalization stocks, investments are overweighted in smaller capitalization stocks, which lagged the local stock market indexes. Meanwhile, the decline in the value of Asian holdings hurt overall returns. The strength of the dollar also negatively impacted performance, despite partial hedges in place during the year. Finally, the Fund maintained a large cash position throughout the period.

I have been wondering if the Asian crisis has had a direct effect on the Fund's value and if you think it will in the future?

The Fund had limited direct exposure to specific countries that suffered a severe crisis over the summer: investments in Southeast Asia represented less than 4% of total assets, including bond holdings denominated in U.S. dollars. However, there was an indirect effect because turmoil in the region also affected the


                         Value of a $10,000 Investment

                 In Class A Shares - Including 4% Sales Charge

                            [LINE CHART APPEARS HERE]

THE AAL INTERNATIONAL FUND                   EAFE INDEX /1/

                    FROM INCEPTION                          FROM INCEPTION
DATE                ENDING DOLLARS           DATE           ENDING DOLLARS
----------------------------------           -------------------------------
01-Aug-95           $9,596.93                 8/1/95        $10,000.00
31-Aug-95            9,616.12                 8/31/95         9,618.53
29-Sep-95            9,577.74                 9/29/95         9,806.35
31-Oct-95            9,558.54                10/31/95         9,542.75
30-Nov-95            9,558.54                11/30/95         9,808.31
28-Dec-95            9,706.65                12/29/95        10,203.49
29-Dec-95            9,735.51                 1/31/96        10,245.37
31-Jan-96           10,149.17                 2/29/96        10,279.97
29-Feb-96           10,110.69                 3/29/96        10,498.28
29-Mar-96           10,264.61                 4/30/96        10,803.51
30-Apr-96           10,659.04                 5/31/96        10,604.69
31-May-96           10,601.32                 6/28/96        10,664.41
28-Jun-96           10,649.42                 7/31/96        10,352.69
31-Jul-96           10,293.47                 8/30/96        10,375.39
30-Aug-96           10,322.33                 9/30/96        10,651.05
30-Sep-96           10,514.73                10/31/96        10,542.02
31-Oct-96           10,610.94                11/29/96        10,961.45
29-Nov-96           10,986.12                12/31/96        10,820.49
30-Dec-96           10,883.99                 1/31/97        10,441.68
31-Dec-96           10,923.86                 2/28/97        10,612.58
31-Jan-97           11,123.20                 3/31/97        10,650.99
28-Feb-97           11,372.38                 4/30/97        10,707.49
31-Mar-97           11,352.44                 5/30/97        11,404.29
30-Apr-97           11,332.51                 6/30/97        12,033.19
30-May-97           11,850.79                 7/31/97        12,227.89
30-Jun-97           12,209.61                 8/29/97        11,314.65
31-Jul-97           12,289.34                 9/30/97        11,948.47
29-Aug-97           11,890.66                10/31/97        11,030.05
30-Sep-97           12,060.10                11/28/97        10,917.61
31-Oct-97           11,372.38                12/31/97        11,012.83
28-Nov-97           11,183.00                 1/30/98        11,516.48
15-Dec-97           10,950.78                 2/27/98        12,255.46
30-Dec-97           11,019.16                 3/31/98        12,632.81
31-Dec-97           11,030.07                 4/30/98        12,732.85
30-Jan-98           11,324.64
27-Feb-98           11,728.31
31-Mar-98           12,088.34
30-Apr-98           12,164.71

/1/ An unmanaged market capitalization-weighted equity index composed of a sample of companies representative of the market structure in twenty countries. Constituent stocks are selected on the basis of industry representation, liquidity and sufficient float.


                         Average Annual Total Returns*

                                April 30, 1998

                                                            From     Inception
                                               1-Year    Inception     Date
                                               -------------------------------
Class A (without sales charge).............    7.34%        9.01%      8/1/95
Class A** (with sales charge) .............    3.08%        7.39%      8/1/95
------------------------------------------------------------------------------
Class B (without CDSC).....................    6.30%        7.41%      1/8/97
Class B** (with CDSC)......................    2.30%        4.40%      1/8/97
------------------------------------------------------------------------------
Class I*** ................................      NA        10.48%    12/29/97
------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/98
Class A** (with sales charge)..............    2.26%        7.37%
Class B** (with CDSC)......................    1.44%        4.22%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year for the first five years and then converting to Class A Shares after the fifth year.

***Periods less than one year represent total return and are not annualized.


8    The AAL Mutual Funds Annual Report

AAL REPORT . . . EQUITY-ORIENTED FUNDS

Assets...$7,910,025....I Share Assets...$460,269....A Share NAV...$11.15....
B Share NAV...$11.05....I Share NAV...$11.17....Number of Securities in
Portfolio...149.......

International   investing   involves   additional   risks   including   currency
fluctuations, economic and political instability, and accounting standards.

                     Distribution of Common Stock Holdings
 ................................................................................

                              [MAP APPEARS HERE]

Japanese market (16% of total assets). Smaller holdings in Hong Kong were also negatively impacted by regional developments, as were investments in Australia and New Zealand. While it is difficult to predict when Asian markets will turn, the crisis may have created opportunities for the long-term investor, particularly in the Japanese market.

In 1999, the Euro will become the common currency for 11 European countries. How do you think the Euro will affect these countries' economies?

The introduction of the single currency has already brought about a reduction in interest rates, lower inflation and stronger growth for European economies. The trend should continue, although European stock markets are already discounting most of this. Going forward, one should expect greater harmonization of prices and increased competition. This will force corporations to restructure further in order to become more efficient and could create additional merger and acquisition activity in the near to medium term.

/s/ Jean-Marie Eveillard
Jean-Marie Eveillard
PORTFOLIO MANAGER


                                Fund Allocations

                               % of Net Assets
                             4/30/98      4/30/97
                             -------      -------
 . Common Stocks.............    63%          73%
 . Preferred Stocks..........     8%           7%
 . Bonds.....................     9%           7%
 . Commercial Paper..........    20%          13%
                       -------------------------
                       Total   100%         100%

5 Largest Holdings

                                         % of Net Assets
Security                Country         4/30/98   4/30/97
--------                -------         -------   -------
Buderus AG              Germany........  2.00%     1.50%

Kuehne & Nagel
International
AG Bearer               Switzerland....  1.57%     1.10%

Sika Finanz
AG Bearer               Switzerland....  1.57%     1.30%

Eurafrance              France.........  1.47%     1.11%

Secom Co., Ltd.         Japan..........  1.35%     1.50%

                                                           April 30, 1998      9

THE AAL MUTUAL FUNDS ANNUAL

 ....A Share Ticker....AALGX....B Share Ticker....BBLGX....A Share Assets....
$2,766,709,385........................

[PHOTO APPEARS HERE]

The AAL Capital Growth Fund

What has the performance of large company stocks looked like over the year ended April 30, 1998?

The performance of large company stocks for this period, as measured by the S&P 500(R) Index/1/, was 41.07%. The average annual total return for large company stocks since 1926 has been approximately 11%. We have enjoyed another extremely good fiscal year for the Fund as well, outperforming the index by over 3% based on net amount invested in Class A shares. This performance is mainly due to the strong economy, declining interest rates and low unemployment.

I see that you tend to hold close to 100 securities in your portfolio. Why do you choose this strategy versus that of many other fund managers who hold closer to 30?

I hold more stocks because I want to reduce my exposure to "stock specific" risk. This nonsystematic risk is the component of a stock's risk that is unique to an individual stock and so can be minimized by diversification. For example, in today's equity market, if a company announces some bad news regarding earnings or near-term business trends, the stock has been known to decline 30% or more in a single day. If I only held 30 stocks such news would have a much larger impact on the Fund's performance. Therefore, I prefer to hold a more diversified portfolio in order to keep its exposure to nonsystematic risk low.

Each report I receive highlights "Fund Allocations." Why is this important? Does an industry benchmark exist for comparison purposes?

                         Value of a $10,000 Investment

                 In Class A Shares - Including 4% Sales Charge

                            [LINE CHART APPEARS HERE]


THE AAL CAPITAL GROWTH FUND                  S&P 500(R) INDEX /1/

                    FROM INCEPTION                          FROM INCEPTION
DATE                ENDING DOLLARS           DATE           ENDING DOLLARS
----------------------------------           -------------------------------
16-Jul-87           $9,596.93                 7/16/87       $10,000.00
31-Jul-87            9,760.08                 7/31/87        10,214.26
31-Aug-87           10,086.37                 8/31/87        10,595.37
30-Sep-87            9,731.29                 9/30/87        10,363.12
31-Oct-87            7,859.88                10/31/87         8,130.91
30-Nov-87            7,264.88                11/30/87         7,460.84
17-Dec-87            7,622.84                12/31/87         8,028.42
31-Dec-87            7,806.17                 1/29/88         8,365.86
29-Jan-88            8,134.25                 2/29/88         8,754.07
29-Feb-88            8,365.83                 3/31/88         8,484.00
31-Mar-88            8,008.81                 4/30/88         8,577.83
30-Apr-88            8,066.70                 5/31/88         8,651.00
31-May-88            8,172.84                 6/30/88         9,047.71
30-Jun-88            8,491.27                 7/29/88         9,013.23
03-Jul-88            8,443.02                 8/31/88         8,707.68
29-Jul-88            8,423.52                 9/30/88         9,078.27
31-Aug-88            8,277.28                10/31/88         9,330.89
30-Sep-88            8,599.01                11/30/88         9,197.64
31-Oct-88            8,706.25                12/30/88         9,357.98
30-Nov-88            8,599.01                 1/31/89        10,041.32
16-Dec-88            8,729.65                 2/28/89         9,791.70
30-Dec-88            8,779.03                 3/31/89        10,019.86
31-Jan-89            9,322.16                 4/30/89        10,539.55
28-Feb-89            9,085.16                 5/31/89        10,964.38
31-Mar-89            9,332.04                 6/30/89        10,902.67
30-Apr-89            9,717.17                 7/31/89        11,886.20
31-May-89           10,151.68                 8/31/89        12,117.79
30-Jun-89           10,072.68                 9/30/89        12,068.45
01-Jul-89           10,090.45                10/31/89        11,788.58
31-Jul-89           10,958.77                11/30/89        12,028.01
31-Aug-89           11,038.62                12/31/89        12,316.44
30-Sep-89           10,898.89                 1/31/90        11,490.01
31-Oct-89           10,829.02                 2/28/90        11,639.09
30-Nov-89           11,028.63                 3/30/90        11,947.28
06-Dec-89           11,092.51                 4/30/90        11,649.67
31-Dec-89           11,375.38                 5/31/90        12,783.08
31-Jan-90           10,749.03                 6/29/90        12,696.91
28-Feb-90           10,759.13                 7/31/90        12,656.33
30-Mar-90           10,961.18                 8/31/90        11,513.72
30-Apr-90           10,829.85                 9/28/90        10,954.15
31-May-90           11,799.68                10/31/90        10,907.85
29-Jun-90           11,779.48                11/30/90        11,611.55
02-Jul-90           11,802.71                12/31/90        11,934.82
31-Jul-90           11,823.19                 1/31/91        12,453.28
31-Aug-90           10,779.06                 2/28/91        13,342.80
28-Sep-90           10,379.84                 3/29/91        13,665.57
31-Oct-90           10,471.97                 4/30/91        13,697.69
30-Nov-90           11,157.81                 5/31/91        14,286.96
27-Dec-90           11,407.58                 6/28/91        13,632.91
31-Dec-90           11,469.81                 7/31/91        14,267.80
31-Jan-91           11,718.70                 8/30/91        14,604.84
28-Feb-91           12,444.64                 9/30/91        14,360.35
29-Mar-91           12,859.46                10/31/91        14,552.61
30-Apr-91           12,880.20                11/30/91        13,968.18
31-May-91           13,409.10                12/31/91        15,562.92
28-Jun-91           12,952.79                 1/31/92        15,272.83
02-Jul-91           13,164.35                 2/28/92        15,470.92
31-Jul-91           13,437.30                 3/31/92        15,170.32
30-Aug-91           13,720.74                 4/30/92        15,615.14
30-Sep-91           13,615.76                 5/29/92        15,691.50
31-Oct-91           13,836.22                 6/30/92        15,458.17
30-Nov-91           13,384.81                 7/31/92        16,089.54
27-Dec-91           14,572.12                 8/31/92        15,760.51
31-Dec-91           14,932.71                 9/30/92        15,945.77
31-Jan-92           14,572.12                10/30/92        16,000.52
28-Feb-92           14,635.75                11/30/92        16,543.85
31-Mar-92           14,413.04                12/31/92        16,746.82
30-Apr-92           14,911.50                 1/29/93        16,886.71
29-May-92           15,006.95                 2/26/93        17,116.77
30-Jun-92           14,794.84                 3/31/93        17,477.90
06-Jul-92           14,922.11                 4/30/93        17,055.46
31-Jul-92           15,328.88                 5/31/93        17,510.37
31-Aug-92           15,146.90                 6/30/93        17,561.50
30-Sep-92           15,264.65                 7/30/93        17,490.85
30-Oct-92           15,446.63                 8/31/93        18,153.14
30-Nov-92           15,778.47                 9/30/93        18,009.84
31-Dec-92           15,784.89                10/29/93        18,382.08
31-Dec-92           15,784.89                11/30/93        18,207.67
29-Jan-93           15,514.60                12/31/93        18,427.88
26-Feb-93           15,947.06                 1/31/94        19,053.78
31-Mar-93           16,130.86                 2/28/94        18,537.04
30-Apr-93           16,033.56                 3/31/94        17,729.94
31-May-93           16,282.22                 4/29/94        17,957.48
30-Jun-93           16,228.16                 5/31/94        18,251.43
01-Jul-93           16,176.27                 6/30/94        17,804.45
30-Jul-93           16,088.95                 7/29/94        18,388.67
31-Aug-93           16,547.38                 8/31/94        19,141.28
30-Sep-93           16,361.83                 9/30/94        18,674.04
29-Oct-93           16,765.69                10/31/94        19,092.19
30-Nov-93           16,612.87                11/30/94        18,397.81
31-Dec-93           16,671.82                12/30/94        18,670.15
31-Dec-93           16,740.88                 1/31/95        19,153.93
31-Jan-94           16,862.59                 2/28/95        19,899.67
28-Feb-94           16,431.07                 3/31/95        20,485.94
31-Mar-94           15,811.45                 4/28/95        21,088.77
29-Apr-94           16,032.74                 5/31/95        21,929.99
31-May-94           16,054.87                 6/30/95        22,438.98
30-Jun-94           15,704.12                 7/31/95        23,182.70
29-Jul-94           16,084.69                 8/31/95        23,240.75
31-Aug-94           16,543.61                 9/29/95        24,221.02
30-Sep-94           16,319.75                10/31/95        24,134.53
31-Oct-94           16,722.70                11/30/95        25,192.94
30-Nov-94           16,219.01                12/29/95        25,678.21
30-Dec-94           16,359.37                 1/31/96        26,551.14
30-Dec-94           16,510.48                 2/29/96        26,797.99
31-Jan-95           16,922.95                 3/29/96        27,056.05
28-Feb-95           17,476.83                 4/30/96        27,454.53
31-Mar-95           17,783.24                 5/31/96        28,161.46
28-Apr-95           18,337.12                 6/28/96        28,268.78
31-May-95           18,973.50                 7/31/96        27,020.43
30-Jun-95           19,217.45                 8/30/96        27,591.21
31-Jul-95           19,870.29                 9/30/96        29,142.78
31-Aug-95           19,787.20                10/31/96        29,946.27
29-Sep-95           20,724.93                11/29/96        32,207.85
31-Oct-95           20,618.10                12/31/96        31,569.81
30-Nov-95           21,389.65                 1/31/97        33,541.03
28-Dec-95           20,986.07                 2/28/97        33,804.33
28-Dec-95           21,139.65                 3/31/97        32,418.01
28-Dec-95           21,591.36                 4/30/97        34,351.65
29-Dec-95           21,628.21                 5/30/97        36,441.70
31-Jan-96           22,524.78                 6/30/97        38,073.45
29-Feb-96           22,561.62                 7/31/97        41,102.01
29-Mar-96           22,524.78                 8/29/97        38,801.12
30-Apr-96           23,077.46                 9/30/97        40,924.86
31-May-96           23,581.01                10/31/97        39,559.60
28-Jun-96           23,562.59                11/28/97        41,389.35
31-Jul-96           22,501.66                12/31/97        42,099.64
30-Aug-96           22,970.44                 1/30/98        42,564.80
30-Sep-96           24,611.19                 2/27/98        45,632.99
31-Oct-96           24,907.26                 3/31/98        47,967.94
29-Nov-96           26,881.09                 4/30/98        48,450.36
30-Dec-96           25,604.27
30-Dec-96           26,772.67
31-Dec-96           26,397.41
31-Jan-97           28,105.48
28-Feb-97           27,820.80
31-Mar-97           26,487.99
30-Apr-97           27,820.80
30-May-97           29,684.14
30-Jun-97           31,026.01
31-Jul-97           33,269.95
29-Aug-97           31,635.64
30-Sep-97           33,010.54
31-Oct-97           32,647.35
28-Nov-97           34,138.99
15-Dec-97           34,695.11
30-Dec-97           35,258.68
31-Dec-97           35,258.68
30-Jan-98           35,353.61
27-Feb-98           38,147.18
31-Mar-98           39,733.82
30-Apr-98           40,194.90


/1/ An unmanaged index comprised of 500 common stocks representative of the stock market as a whole.


                         Average Annual Total Returns*

                                April 30, 1998

                                                                              From      Inception
                                           1-Year    5-Year      10-Year    Inception     Date
                                           ------------------------------------------------------
Class A (without sales charge)..........   44.48%    20.18%      17.42%      14.19%      7/16/87
Class A** (with sales charge)...........   38.67%    19.20%      16.94%      13.75%      7/16/87
-------------------------------------------------------------------------------------------------
Class B (without CDSC)..................   43.25%       NA          NA       35.50%       1/8/97
Class B** (with CDSC)...................   39.25%       NA          NA       32.00%       1/8/97
-------------------------------------------------------------------------------------------------
Class I***..............................      NA        NA          NA       13.90%     12/29/97
-------------------------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/98
Class A** (with sales charge)...........   44.03%    18.79%      16.89%      13.74%
Class B** (with CDSC)...................   44.77%       NA          NA       33.24%


  *Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

 **Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% of each year during first five years and then converting to Class A Shares after the fifth year.

***Periods less than one year represent total return and are not annualized.


10      The AAL Mutual Funds Annual Report

REPORT . . . EQUITY-ORIENTED FUNDS

Assets....$54,900,438....I Share Assets....$2,985,973....A Share NAV.....$29.64
 ....B Share Nav....$29.38.....I Share NAV....$29.67....Number of Securities in
Portfolio....115.................

That particular section is a great reference for shareholders to monitor the Fund's diversification across market sectors. A sector is a particular group of stocks, usually found in one industry. Diversification across market sectors (or industries) is even more important for managing risk than having more securities in the portfolio. If the Fund had all of its 100 securities in the technology sector, it would not be diversified and; therefore, it would be very risky. One popular benchmark for comparison purposes is the S&P 500/R/ Index/1/ (for large-cap stocks). This will give you a good idea of how the index is diversified, but is not necessarily the "correct" way to diversify, so percentages may vary. This is especially the case for many portfolio managers like myself who seek to outperform this index. By diversifying a bit differently across sectors, and not being too overweighted or too underweighted to any particular sector, we attempt to outperform the index without taking any undue risk.

I've been hearing about a "whisper number" on financial reports lately. What is this new term?

The whisper number is the quarterly earnings estimate of the optimists. If the consensus estimate is $1.00, the whisper number might be $1.05 - $1.10. Usually the whisper numbers are talked about for the faster-growing companies.

/s/ Frederick L. Plautz
Frederick L. Plautz
Portfolio Manager


                                Fund Allocations

                            [PIE CHART APPEARS HERE]

                                 % of Net Assets
                                4/30/98   4/30/97
                                -----------------
 . Consumer Staples.............   22%       16%
 . Financials...................   19%       17%
 . Technology...................   15%       21%
 . Health Care..................   11%       13%
 . Capital Goods................    8%        8%
 . Energy.......................    8%       10%
 . Consumer Cyclicals...........    7%        5%
 . Cash & Cash Equivalents......    5%        3%
 . Communication Services.......    2%        3%
 . Transportation...............    1%        2%
 . Basic Materials..............    1%        1%
 . Utilities....................    1%        1%
                        -----------------------
                        Total    100%      100%

                              5 Largest Holdings

                                                    % of Net Assets
Security                                           4/30/98   4/30/97
--------                                           -------   -------
General Electric Company.........................   3.29%     3.20%
Diversified manufacturing, technology and
services company

Merck & Co., Inc.................................   3.11%     3.50%
Worldwide research-intensive health
products company

American International Group, Inc................   3.10%     3.00%
Provides a variety of insurance and
financial services

Exxon Corporation................................   2.70%     3.10%
Explores for and produces crude oil and
natural gas; manufactures petroleum products;
and transports and sells these products

Microsoft Corporation............................   2.39%     2.40%
Develops, manufactures, licenses and
supports computer software products


                                                          April 30, 1998      11

THE AAL MUTUAL FUNDS ANNUAL

 ....A Share Ticker....AAUTX....B Share Ticker....BBEIX....A Share Assets....
$197,653,829....B Share Assets........

[PHOTO APPEARS HERE]

The AAL Equity Income Fund

Are you pleased with the performance of the Fund over the past year? How does it compare to the performance of other equity income mutual funds?

Yes, I am very pleased! A year ago, the Fund was concentrated almost exclusively in a rapidly changing and struggling utility market, while today it is a well-diversified and more vibrant equity income fund. While the Fund has slightly lagged the equity income universe over the past fiscal year, that lag is due entirely to the fact that the Fund was a utility fund for one-third of that time. The performance for the last two-thirds of the year that the Fund was an equity income fund has been very good.

After a very strong equity market performance in the first quarter of 1998, performance seemed to be relatively flat in April. I am wondering how your Fund is likely to perform relative to the AAL growth Funds in a sluggish or even down market?

The first quarter of 1998 was extremely strong with what some were calling "a year's worth of performance" in this one quarter. As a conservative alternative to our more aggressive growth Funds, this Fund will often lag in a market as strong as the one we experienced in the first quarter of 1998. The Fund performed much better as the market slowed in April. Because the Fund is positioned more conservatively than our growth Funds (i.e., it has a potential for higher yield and lower risks), it has and should continue to outperform during both sluggish and down markets.

                         Value of a $10,000 Investment

                 In Class A Shares - Including 4% Sales Charge

                            [LINE CHART APPEARS HERE]


THE AAL EQUITY                S&P UTILITIES                 S&P 500(R)
INCOME FUND                   INDEX /1/                     INDEX /2/

          FROM INCEPTION              FROM INCEPTION              FROM INCEPTION
DATE      ENDING DOLLARS   DATE       ENDING DOLLARS   DATE       ENDING DOLLARS
------------------------   -------------------------   -------------------------
18-Mar-94    $9,596.93      3/17/94    $10,000.00       3/17/94     $10,000.00
31-Mar-94     9,520.15      3/31/94      9,676.73       3/31/94       9,782.30
29-Apr-94     9,548.94      4/29/94      9,919.47       4/29/94       9,907.85
31-May-94     9,337.81      5/31/94      9,650.85       5/31/94      10,070.03
30-Jun-94     9,117.08      6/30/94      9,674.46       6/30/94       9,823.41
29-Jul-94     9,378.40      7/29/94      9,999.27       7/29/94      10,145.75
31-Aug-94     9,388.08      8/31/94      9,968.70       8/31/94      10,560.99
30-Sep-94     9,126.76      9/30/94      9,717.59       9/30/94      10,303.20
31-Oct-94     9,224.37     10/31/94      9,795.95      10/31/94      10,533.91
30-Nov-94     9,087.72     11/30/94      9,655.58      11/30/94      10,150.79
30-Dec-94     8,912.01     12/30/94      9,707.16      12/30/94      10,301.05
31-Jan-95     9,286.22      1/31/95     10,463.00       1/31/95      10,567.97
28-Feb-95     9,276.37      2/28/95     10,444.25       2/28/95      10,979.43
31-Mar-95     9,207.44      3/31/95     10,376.75       3/31/95      11,302.89
30-Apr-95     9,406.09      4/30/95     10,764.46       4/28/95      11,635.50
31-May-95     9,882.85      5/31/95     11,099.86       5/31/95      12,099.63
30-Jun-95     9,952.38      6/30/95     11,147.79       6/30/95      12,380.46
31-Jul-95    10,062.51      7/31/95     11,434.24       7/31/95      12,790.80
31-Aug-95    10,102.56      8/31/95     11,670.39       8/31/95      12,822.83
29-Sep-95    10,693.30      9/29/95     12,401.76       9/29/95      13,363.68
31-Oct-95    10,834.67     10/31/95     12,708.43      10/31/95      13,315.96
30-Nov-95    10,986.13     11/30/95     12,884.57      11/30/95      13,899.93
28-Dec-95    11,480.91     12/29/95     13,790.89      12/29/95      14,167.67
29-Dec-95    11,511.44      1/31/96     13,969.64       1/31/96      14,649.30
31-Jan-96    11,735.36      2/29/96     13,423.85       2/29/96      14,785.50
29-Feb-96    11,460.55      3/29/96     13,134.57       3/29/96      14,927.88
29-Mar-96    11,358.77      4/30/96     13,291.08       4/30/96      15,147.74
30-Apr-96    11,184.34      5/31/96     13,261.31       5/31/96      15,537.78
31-May-96    11,215.12      6/28/96     13,790.37       6/28/96      15,596.99
28-Jun-96    11,594.77      7/31/96     12,906.40       7/31/96      14,908.23
31-Jul-96    11,046.58      8/30/96     13,208.08       8/30/96      15,223.15
30-Aug-96    11,036.24      9/30/96     13,335.18       9/30/96      16,079.21
30-Sep-96    11,067.27     10/31/96     13,997.96      10/31/96      16,522.53
31-Oct-96    11,495.74     11/29/96     14,306.88      11/29/96      17,770.33
29-Nov-96    11,924.22     12/31/96     14,216.59      12/31/96      17,418.30
30-Dec-96    12,128.01      1/31/97     14,286.34       1/31/97      18,505.90
31-Dec-96    12,064.68      2/28/97     14,166.34       2/28/97      18,651.17
31-Jan-97    12,191.34      3/31/97     13,737.52       3/31/97      17,886.28
28-Feb-97    12,265.23      4/30/97     13,506.46       4/30/97      18,953.15
31-Mar-97    11,895.79      5/30/97     14,108.67       5/30/97      20,106.31
30-Apr-97    12,066.04      6/30/97     14,544.53       6/30/97      21,006.61
30-May-97    12,725.73      7/31/97     14,866.59       7/31/97      22,677.59
30-Jun-97    13,114.10      8/29/97     14,622.92       8/29/97      21,408.09
31-Jul-97    13,360.73      9/30/97     15,252.53       9/30/97      22,579.85
29-Aug-97    12,835.31     10/31/97     15,384.69      10/31/97      21,826.58
30-Sep-97    13,510.85     11/28/97     16,494.08      11/28/97      22,836.13
31-Oct-97    13,370.56     12/31/97     17,728.50      12/31/97      23,228.02
28-Nov-97    14,104.38      1/30/98     16,999.50       1/30/98      23,484.66
15-Dec-97    14,384.91      2/27/98     17,601.10       2/27/98      25,177.51
30-Dec-97    14,718.84      3/31/98     18,724.72       3/31/98      26,465.79
31-Dec-97    14,763.75      4/30/98     18,348.72       4/30/98      26,731.96
30-Jan-98    14,640.25
27-Feb-98    15,347.56
31-Mar-98    16,107.64
30-Apr-98    16,107.64


/1/ An unmanaged capitalization-weighted index of all stocks designed to measure the performance of the utility sector of the S&P 500/R/.

/2/ An unmanaged index composed of 500 common stocks representative of the stock market as a whole.


                         Average Annual Total Returns*

                                April 30, 1998

                                                         From    Inception
                                              1-Year  Inception     Date
                                              ----------------------------
Class A (without sales charge)..............  33.50%    13.39%     3/17/94
Class A** (with sales charge)...............  28.18%    12.26%     3/17/94
--------------------------------------------------------------------------
Class B (without CDSC)......................  32.42%    23.93%      1/8/97
Class B** (with CDSC).......................  28.42%    21.06%      1/8/97
--------------------------------------------------------------------------
Class I***..................................     NA      9.34%    12/29/97
--------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/98
Class A** (with sales charge)...............  29.94%    12.53%
Class B** (with CDSC).......................  30.17%    22.69%

  *Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

 **Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A Shares after the fifth year.

***Periods less than one year represent total return and are not annualized.


12     The AAL Mutual Funds Annual Report

REPORT ... EQUITY-ORIENTED FUNDS

3,818,315....I Share Assets....$7,087,176....A Share NAV....$14.31....B Share
NAV....$14.31....I Share NAV....$14.32....Number of Securities in
Portfolio....116.......

The investment focus of the Fund was changed September 1, 1997. How has this transition gone and how has it benefited me?

The transition went very well! My goal from the beginning was to complete the transition in a timely fashion while providing shareholders with attractive returns. The transition was effectively completed by the end of 1997. In fact, performance over that period was so favorable that the Fund was ranked among the top 50 best-performing stock mutual funds during the fourth quarter of 1997. The rankings came in a special Jan. 8 section of The Wall Street Journal. The performance of the Fund trailed the equity income universe somewhat in the first quarter of 1998, but that was not totally unexpected given the Fund's outstanding performance in the fourth quarter of 1997. When combined, these two quarters provided you with outperformance versus the equity income universe.


/s/ Lewis A. Bohannon

Lewis A. Bohannon
Portfolio Manager

                                Fund Allocations

                            [PIE CHART APPEARS HERE]

                            % of Net Assets
                            4/30/98 4/30/97
                            ------- -------
 . Financials..................18%     NA
 . Communication Services......15%     35%
 . Energy......................11%      1%
 . Utilities...................10%     57%
 . Capital Goods...............10%     NA
 . Consumer Staples............ 7%     NA
 . Technology.................. 6%     NA
 . Consumer Cyclicals.......... 6%     NA
 . Health Care................. 6%     NA
 . Cash & Cash Equivalents..... 5%      2%
 . Basic Materials............. 3%     NA
 . Fixed Income Obligations.... 3%      5%
                      ------------------
                      Total  100%    100%

5 Largest Holdings

                                                  % of Net Assets
Security                                         4/30/98   4/30/97
--------                                         -------   -------
MCI Communications Corporation................... 2.87%     3.40%
Operates in the telecommunications industry

Starwood Hotels & Resorts........................ 2.26%       NA
Owner and operator of full service hotels

Telefonica de Espana ADR......................... 1.81%     4.00%
Provides telecommunications throughout Spain

Telecomunicacoes Brasileiras ADR................. 1.75%     1.37%
Provides telecommunications throughout Brazil

New Century Energies, Inc........................ 1.67%       NA
Holding Company

                                                           April 30, 1998  13

[PHOTOS APPEAR HERE]

                          THE AAL MUTUAL FUNDS ANNUAL

 . . . . A Share Ticker . . . AABFX . . . ..B Share Ticker . . NA . . .A Share
Assets . .. . $27,674,985 . . . .B Share Assets . . . . . . . .


The AAL Balanced Fund

How has the Fund performed since its inception on December 29, 1997?

The Fund has done what we had hoped it would. It has provided investors with exposure to the equity market, which has been good so far in 1998, while also providing investors with a moderate amount of stable income.

I read in the prospectus that you will select investments for the Fund consistent with the policies of The AAL Capital Growth, Bond and Money Market Funds. What is my advantage to own this Fund if I have already diversified my investments in similar proportions?

We are constantly monitoring the relative proportions of stocks, bonds and cash in the Fund in order to provide what we believe to be an appropriate mix. As the prices and returns of investments in these asset classes vary relative to each other, the asset mix will change, although within specific parameters laid out in the prospectus. By constantly

            Asset Mix
---------------------------------
Common Stocks....................   53.6%

Bonds............................   29.8%

Money Market Instruments.........   16.6%
                               ----------
                               Total 100%

 5 Largest Common Stock Holdings
---------------------------------

                                                                 % of Net Assets
Security                                                             4/30/98
--------                                                             -------
General Electric Company............................................. 1.87%
Diversified manufacturing, technology and services company

Merck & Co., Inc..................................................... 1.78%
Worldwide research-intensive health products company

American International Group, Inc.................................... 1.77%
Provides a variety of insurance and financial services

Exxon Corporation.................................................... 1.53%
Explores for and produces crude oil and natural gas;
manufactures petroleum products; and transports
and sells these products

Microsoft Corporation................................................ 1.36%
Develops, manufactures, licenses and supports
computer software products


14  The AAL Mutual Funds Annual Report

REPORT ... EQUITY-ORIENTED FUNDS

 .. $2,325,727. . . I Share Assets . . . $1,076,355 . .. A Share NAV . . $10.81..
 . . . . . . B Share NAV . . . $10.79 . . . .I Share NAV . . . $10.79 ..........
 ...Number of Securities in Portfolio . . . 116. . . . . . . .


monitoring the Fund's asset mix, the asset mix of other balanced funds and the performance of the stock, bond and money markets, we are able to maintain an appropriate asset mix.

How do the two of you work together to maintain the Fund's investment mix?

The two of us meet and discuss the current status of the Fund, including its relative performance and estimated relative asset mix frequently on an informal basis and formally on a weekly basis. We also discuss the relative merits of the different asset classes and whether we should adjust our targeted allocation to one or more of the asset classes. Another objective we have is to avoid owning a very high concentration of both stocks and bonds either issued by one company or a very high concentration of both stock and bond investments in one industry. This last point is also another advantage of owning The AAL Balanced Fund rather than owning diversified investments in similar proportions.



/s/ Michael R. Hilt
-----------------------------
Michael R. Hilt
Portfolio Manager



/s/ Frederick L. Plautz
-----------------------------
Frederick L. Plautz
Portfolio Manager


                                Fund Allocations

                           [PIE CHART APPEARS HERE]

                                                 % of Net Assets
                                                     4/30/98
                                                     -------
 . Fixed Income Obligations...........................  28%
 . Cash & Cash Equivalents............................  17%
 . Consumer Staples...................................  13%
 . Financials.........................................  11%
 . Technology.........................................   9%
 . Health Care........................................   7%
 . Capital Goods......................................   5%
 . Energy.............................................   5%
 . Consumer Cyclicals.................................   4%
 . Communication Services.............................   1%
                                               -----------
                                               Total  100%

                            5 Largest Bond Holdings

                                                                 % of Net Assets
Security                                                                 4/30/98
--------                                                                 -------
U.S. Treasury Notes...................................................... 18.92%
Negotiable debt obligations of the U.S. government;
intermediate securities with maturities of 1 to 10 years
  Coupon Rate: 7.500%   Maturity Date: 2/15/2005

Heller Financial, Inc....................................................  1.56%
Provides an array of commercial financial products
and services
  Coupon Rate: 6.250%   Maturity Date: 3/1/2001

CNA Financial Corp.......................................................  1.56%
Underwrites property, casualty, life, accident and
health coverages, as well as pension products and annuities
  Coupon Rate: 6.500%   Maturity Date: 4/15/2005

Lehman Brothers Holding, Inc.............................................  1.56%
Holding company for Lehman Brothers, Inc.
  Coupon Rate: 6.250%   Maturity Date: 4/1/2003

Computer Associates International, Inc...................................  1.56%
Designs, develops, markets, licenses, and supports
standardized computer software products
  Coupon Rate: 6.375%   Maturity Date: 4/15/2005

                        5 Largest Money Market Holdings

                                                                 % of Net Assets
Dividend Notes                                                       4/30/98
--------------                                                       -------
Pitney Bowes Credit Corporation...................................... 4.21%
Provides lease financing for products of Pitney Bowes, Inc., as well as financial services for commercial and
industrial markets

Sara Lee Corporation................................................. 4.09%
Manufacturer and marketer of consumer food products

General Mills, Inc................................................... 3.89%
Manufactures and markets consumer food products

Wisconsin Electric Power Co.......................................... 3.48%
Generates, transmits, distributes and sells electric energy

Warner-Lambert Incorporated.......................................... 0.67%
Discovers, develops, manufactures and markets
pharmaceutical, consumer health care and
confectionary products

                                                             April 30, 1998   15

THE AAL MUTUAL FUNDS ANNUAL

 ...A Share Ticker...AAHYX...B Share Ticker...BBHYX...A Share Assets...
$100,828,858...B Share Assets.....

[PHOTO APPEARS HERE]

The AAL High Yield Bond Fund

How have high yield bonds performed over the year ended April 30, 1998, and what factors affected performance?

The high yield bond market, as measured by the Merrill Lynch High Yield Master Index, had a total return of 14.0% for the year ended April 30, 1998. The primary factor driving this performance was the overall decline in interest rates. Ten-year government bond yields declined to 5.67% on April 30, 1998, from 6.72% 12 months prior. Lower interest rates have been beneficial to equity valuations. The strong equity market has allowed high yield companies to issue equity and use the proceeds to reduce debt, resulting in financially healthier credits and ratings upgrades. When a company's credit ratings are upgraded, (e.g., from "B" to "BB"), the prices of its bonds usually respond favorably. The Fund itself registered a total return of 15.12% for the year ended April 30, 1998, based on net amount invested in Class A shares.

I understand that the major risk with high yield bonds is that of default. Did any of your issues default over the period? If so, for what reasons?

The major risk facing high yield bond investing is default. When a company encounters financial problems and can no longer pay the interest due on its debt, or can not repay debt when it is due, an event of "default" occurs. The effect on the company's bonds can be a gradual decline in price as the bad news slowly becomes public, or can be quite dramatic on unexpected disappointing news. The bonds do not become worthless if the company enters bankruptcy, but their value may decline 40% to 60%. In order to reduce this risk, we continually monitor our investments by talking with management, research analysts and industry experts. We also take a diversified approach to the market. With over 100 positions in the Fund, the effect of one default will not devastate the performance of the entire portfolio. The default rate for the market over the past year was 2.4%, which compares to the historical average of 3.7%./2/

Although none of the Fund's


                         Value of a $10,000 Investment

                 In Class A Shares - Including 4% Sales Charge

                            [LINE CHART APPEARS HERE]


THE AAL HIGH YIELD                           MERRILL LYNCH HIGH YIELD
BOND FUND                                    MASTER INDEX /1/

                    FROM INCEPTION                          FROM INCEPTION
DATE                ENDING DOLLARS           DATE           ENDING DOLLARS
----------------------------------           -------------------------------
09-Jan-97           $9,596.93                 1/8/97        $10,000.00
31-Jan-97            9,640.14                 1/31/97        10,108.00
28-Feb-97            9,867.39                 2/28/97        10,230.42
31-Mar-97            9,599.77                 3/31/97        10,118.17
30-Apr-97            9,741.77                 4/30/97        10,247.86
30-May-97           10,050.83                 5/30/97        10,442.16
30-Jun-97           10,178.95                 6/30/97        10,586.13
31-Jul-97           10,447.56                 7/31/97        10,825.97
29-Aug-97           10,449.76                 8/29/97        10,837.83
30-Sep-97           10,695.36                 9/30/97        11,006.54
31-Oct-97           10,680.75                10/31/97        11,054.68
28-Nov-97           10,774.78                11/28/97        11,156.18
15-Dec-97           10,813.95                12/31/97        11,260.04
31-Dec-97           10,867.33                 1/30/98        11,405.98
30-Jan-98           11,039.47                 2/27/98        11,453.01
27-Feb-98           11,120.07                 3/31/98        11,564.20
31-Mar-98           11,196.82                 4/30/98        11,607.22
30-Apr-98           11,214.47


/1/ An unmanaged index comprised of over 900 "cash-pay" high yield bonds representative of the high yield market as a whole.

                         Average Annual Total Returns*

                                April 30, 1998

                                                      From   Inception
                                          1-Year   Inception    Date
                                          ----------------------------
Class A (without sales charge)............15.12%      12.69%    1/8/97
Class A** (with sales charge).............10.53%       9.19%    1/8/97
----------------------------------------------------------------------
Class B (without CDSC)....................14.27%      11.86%    1/8/97
Class B** (with CDSC).....................10.27%       8.89%    1/8/97
----------------------------------------------------------------------
Class I***..................................NA         3.28%  12/29/97
----------------------------------------------------------------------
SEC Standardized Returns as of 3/31/98
Class A** (with sales charge).............11.96%       9.69%
Class B** (with CDSC).....................11.66%       9.43%

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A Shares after the fifth year.

***Periods less than one year represent total return and are not annualized.



16   The AAL Mutual Funds Annual Report

REPORT ... INCOME - ORIENTED FUNDS

 .$ 9,714,463...I Share Assets...$178,730...A Share NAV...$10.31...B Share...
NAV...$10.31...I Share NAV...$10.31...Number of Securities in Portfolio...131...


investments defaulted last year, one position did experience serious business problems. Unifi Communications, a provider of international facsimile transmission services, encountered an extremely competitive pricing environment due to unexpected regulatory issues. As a result, the future of the company's product is uncertain. The bonds were sold at a price of 19, which resulted in a negative return of 66.5% for the year.

What were some of your success stories and the factors that contributed to the performance?

The strongest sectors of the high yield market during the past year were bonds in the media and telecommunication industries. The cable-TV sector got a boost when Microsoft invested over $1 billion in a large cable-TV operator. Cablevision Systems benefited as well, and also received a credit ratings upgrade from the two major rating agencies. Fortress Group, is a home builder in the Midwest, whose business has been spurred by low interest rates. The company received an equity investment which will allow it to expand its business faster. The chart below labeled "Winners" highlights the performance of these two investments and several other positions.


/s/ David G. Carroll

David G. Carroll
Portfolio Manager

/2/ Moody's, Merrill Lynch, Credit Suisse First Boston


            Credit Quality

        [PIE CHART APPEARS HERE]

                      % of Net Assets
                      4/30/98  4/30/97
                      -------  -------
 .BB.....................24%      25%
 .B......................73%      73%
 .CCC.................... 2%       1%
 .Non-Rated Bonds........ 1%       1%
                --------------------
                Total  100%     100%


Average Quality:  B+
Average Maturity: 8.1 years


                           5 Largest Holdings
                           ------------------

                                                         % of Net Assets
Security                                               4/30/98   4/30/97
--------                                               -------   -------
High Voltage Engineering Corporation....................1.44%    N/A
     Coupon Rate: 10.5%
     Maturity Date: 8/15/2004

Riviera Holdings Corporation............................1.36%    1.10%
     Coupon Rate: 10%
     Maturity Date: 8/15/2004

Specialty Foods Corporation.............................1.34%    2.10%
     Coupon Rate: 10.25%
     Maturity Date: 8/15/2001

Algoma Steel, Inc.......................................1.07%    1.77%
     Coupon Rate: 12.375%
     Maturity Date: 7/15/2005

Moran Transportation Company............................ 1.01%   N/A
     Coupon Rate: 11.75%
     Maturity Date: 7/15/2004





                               Winners

                                              4-30-97  4-30-98  Total
Investment/Company           Ratings  Coupon   Price    Price   Return
Cablevision Systems          B1/BB-    10.50%  100.875  115.75   25.2%
USA Mobile Communications    B2/CCC+    9.50%    83.50   94.75   24.8%
Fortress Group                B3/NR    13.75%   103.75  115.50   24.6%
Riverwood Intl.               B3/B-    10.25%    93.75  103.50   21.3%
Allbritton Communications     B3/B-     9.75%    95.50  104.75   19.9%

                                                           April 30, 1998  17

THE AAL MUTUAL FUNDS ANNUAL


  . . . A Share Ticker . . .. . . AAMBX . . . . . . . .  . . .B Share Ticker . .
 .. . . BBMBX . . . . . . . .  . . .A Share Assets  . . . . .. $467,145,934 . . .

[PHOTO APPEARS HERE]

The AAL Municipal Bond Fund

Are you pleased with the performance of the Fund over the past year? How does it compare to the performance of the municipal market in general?

Interest rates fell dramatically over the last twelve months. Better than expected inflation news brought Treasury yields down by over one percent on intermediate and longer maturity bonds. Municipal yields declined by less than one-half that amount as above average supply prevented tax-exempt issues from keeping pace. Nonetheless, shareholders were well rewarded and the Fund's performance relative to its peer group was very good. The Fund's above-average interest rate exposure accounted for most of the favorable relative performance, but the high average credit quality and lower than average call exposure also enhanced performance. Fortunately, the nature in which the municipal market lagged the taxable market during the year provides an environment for favorable municipal performance in the future.

Is there an easy way for me to decide whether I would be better off with a taxable or a tax-exempt investment?

It really depends on your marginal income tax-bracket. Individuals should consider an investment in the tax-exempt market if they have a marginal tax rate of 28% or higher. There are several ways to analyze this, but one of the simplest methods will perhaps become clear through an example. If your federal marginal income tax rate is 28%, then the after-tax yield you will earn in a taxable investment is 72% (100 - 28) of your taxable yield. For example, if a taxable investment will provide a 6.0% yield, then the after-tax yield will be 4.3% (6.0 x .72). A tax-exempt yield higher than 4.3% would make the municipal


                         Value of a $10,000 Investment
                         ----------------------------
                 In Class A Shares - Including 4% Sales Charge

                            [LINE CHART APPEARS HERE]

                                             LEHMAN BROTHERS
THE AAL MUNICIPAL BOND FUND                  MUNICIPAL BOND INDEX /1/

                    FROM INCEPTION                          FROM INCEPTION
DATE                ENDING DOLLARS           DATE           ENDING DOLLARS
----------------------------------           -------------------------------
16-Jul-87           $9,596.93                 7/16/87       $10,000.00
31-Jul-87            9,520.23                 7/31/87        10,051.00
31-Aug-87            9,472.20                 8/31/87        10,074.12
30-Sep-87            9,039.90                 9/30/87         9,702.38
31-Oct-87            9,079.97                10/31/87         9,736.34
30-Nov-87            9,342.46                11/30/87         9,990.46
31-Dec-87            9,462.10                12/31/87        10,135.32
31-Jan-88            9,864.54                 1/29/88        10,496.14
29-Feb-88            9,923.43                 2/29/88        10,607.40
31-Mar-88            9,677.14                 3/31/88        10,484.35
30-Apr-88            9,716.96                 4/30/88        10,564.03
31-May-88            9,736.87                 5/31/88        10,533.40
30-Jun-88            9,854.06                 6/30/88        10,687.18
29-Jul-88            9,884.35                 7/29/88        10,756.65
31-Aug-88            9,843.96                 8/31/88        10,766.33
30-Sep-88           10,006.34                 9/30/88        10,961.20
31-Oct-88           10,088.36                10/31/88        11,154.12
30-Nov-88            9,955.08                11/30/88        11,051.50
31-Dec-88           10,163.56                12/30/88        11,164.23
31-Jan-89           10,215.62                 1/31/89        11,395.33
28-Feb-89           10,080.25                 2/28/89        11,265.42
31-Mar-89           10,167.52                 3/31/89        11,238.38
30-Apr-89           10,305.06                 4/30/89        11,504.73
31-May-89           10,474.35                 5/31/89        11,744.03
30-Jun-89           10,699.01                 6/30/89        11,903.75
31-Jul-89           10,752.72                 7/31/89        12,065.64
31-Aug-89           10,623.82                 8/31/89        11,947.40
29-Sep-89           10,697.11                 9/30/89        11,911.56
31-Oct-89           10,773.44                10/31/89        12,056.88
30-Nov-89           10,849.77                11/30/89        12,267.87
06-Dec-89           10,866.15                12/31/89        12,368.47
29-Dec-89           11,029.50                 1/31/90        12,310.34
31-Jan-90           10,885.55                 2/28/90        12,419.90
28-Feb-90           10,940.91                 3/30/90        12,423.62
30-Mar-90           11,043.45                 4/30/90        12,334.17
30-Apr-90           10,908.50                 5/31/90        12,603.06
31-May-90           11,077.19                 6/29/90        12,713.97
29-Jun-90           11,306.99                 7/31/90        12,900.86
31-Jul-90           11,398.36                 8/31/90        12,713.80
31-Aug-90           11,124.26                 9/28/90        12,721.43
28-Sep-90           11,264.22                10/31/90        12,951.69
31-Oct-90           11,380.23                11/30/90        13,212.01
30-Nov-90           11,565.84                12/31/90        13,270.15
27-Dec-90           11,558.75                 1/31/91        13,447.97
31-Dec-90           11,741.60                 2/28/91        13,564.96
31-Jan-91           11,800.54                 3/29/91        13,570.39
28-Feb-91           11,859.49                 4/30/91        13,750.88
29-Mar-91           12,021.92                 5/31/91        13,873.26
30-Apr-91           12,117.62                 6/28/91        13,859.39
31-May-91           12,141.54                 7/31/91        14,028.47
28-Jun-91           12,229.94                 8/30/91        14,213.65
31-Jul-91           12,339.24                 9/30/91        14,398.42
30-Aug-91           12,412.11                10/31/91        14,528.01
30-Sep-91           12,685.06                11/30/91        14,568.69
31-Oct-91           12,746.70                12/31/91        14,881.91
30-Nov-91           12,697.39                 1/31/92        14,916.14
27-Dec-91           12,850.01                 2/28/92        14,920.62
31-Dec-91           13,072.73                 3/31/92        14,926.59
31-Jan-92           13,035.20                 4/30/92        15,059.43
28-Feb-92           12,960.14                 5/29/92        15,237.13
31-Mar-92           13,080.55                 6/30/92        15,493.12
30-Apr-92           13,143.98                 7/31/92        15,957.91
29-May-92           13,245.48                 8/31/92        15,801.52
30-Jun-92           13,568.35                 9/30/92        15,904.23
31-Jul-92           14,018.49                10/30/92        15,748.37
31-Aug-92           13,735.55                11/30/92        16,030.27
30-Sep-92           13,882.95                12/31/92        16,193.78
30-Oct-92           13,635.28                 1/29/93        16,381.63
30-Nov-92           13,882.95                 2/26/93        16,974.64
31-Dec-92           13,975.47                 3/31/93        16,794.71
31-Dec-92           14,160.17                 4/30/93        16,964.34
29-Jan-93           14,252.63                 5/31/93        17,059.34
26-Feb-93           14,622.49                 6/30/93        17,344.23
31-Mar-93           14,649.81                 7/30/93        17,366.77
30-Apr-93           14,703.33                 8/31/93        17,728.00
28-May-93           14,703.33                 9/30/93        17,930.10
30-Jun-93           15,049.58                10/29/93        17,964.17
30-Jul-93           15,008.94                11/30/93        17,806.08
31-Aug-93           15,225.68                12/31/93        18,181.79
30-Sep-93           15,546.14                 1/31/94        18,389.07
29-Oct-93           15,559.85                 2/28/94        17,912.79
30-Nov-93           15,326.80                 3/31/94        17,183.74
31-Dec-93           15,573.46                 4/29/94        17,329.80
31-Dec-93           15,757.45                 5/31/94        17,480.57
31-Jan-94           15,868.61                 6/30/94        17,373.94
28-Feb-94           15,423.95                 7/29/94        17,691.88
31-Mar-94           14,927.63                 8/31/94        17,753.80
29-Apr-94           14,857.28                 9/30/94        17,492.82
31-May-94           14,885.42                10/31/94        17,181.45
30-Jun-94           14,958.18                11/30/94        16,870.46
29-Jul-94           15,157.63                12/30/94        17,241.62
31-Aug-94           15,143.38                 1/31/95        17,734.73
30-Sep-94           15,015.52                 2/28/95        18,250.81
31-Oct-94           14,712.61                 3/31/95        18,460.69
30-Nov-94           14,366.43                 4/28/95        18,482.84
30-Dec-94           14,781.44                 5/31/95        19,072.45
30-Dec-94           14,861.62                 6/30/95        18,906.52
31-Jan-95           15,155.33                 7/31/95        19,086.13
28-Feb-95           15,595.89                 8/31/95        19,328.52
31-Mar-95           15,865.38                 9/29/95        19,450.29
28-Apr-95           15,895.12                10/31/95        19,732.32
31-May-95           16,281.72                11/30/95        20,059.88
30-Jun-95           16,285.11                12/29/95        20,252.45
31-Jul-95           16,377.99                 1/31/96        20,406.37
31-Aug-95           16,532.18                 2/29/96        20,267.61
29-Sep-95           16,625.09                 3/29/96        20,008.18
31-Oct-95           16,936.55                 4/30/96        19,952.16
30-Nov-95           17,324.20                 5/31/96        19,944.18
28-Dec-95           17,478.10                 6/28/96        20,161.57
29-Dec-95           17,572.43                 7/31/96        20,345.04
31-Jan-96           17,646.24                 8/30/96        20,340.97
29-Feb-96           17,557.60                 9/30/96        20,625.74
29-Mar-96           17,292.86                10/31/96        20,858.81
30-Apr-96           17,192.02                11/29/96        21,240.53
31-May-96           17,212.49                12/31/96        21,151.32
28-Jun-96           17,385.66                 1/31/97        21,191.51
31-Jul-96           17,552.81                 2/28/97        21,386.47
30-Aug-96           17,508.79                 3/31/97        21,102.03
30-Sep-96           17,851.99                 4/30/97        21,279.29
31-Oct-96           18,065.78                 5/30/97        21,598.48
29-Nov-96           18,490.14                 6/30/97        21,829.58
30-Dec-96           18,187.27                 7/31/97        22,434.26
30-Dec-96           18,366.56                 8/29/97        22,223.38
31-Dec-96           18,343.57                 9/30/97        22,487.84
31-Jan-97           18,316.50                10/31/97        22,631.76
28-Feb-97           18,505.14                11/28/97        22,765.29
31-Mar-97           18,178.27                12/31/97        23,097.66
30-Apr-97           18,334.01                 1/30/98        23,335.56
30-May-97           18,638.85                 2/27/98        23,342.57
30-Jun-97           18,867.13                 3/31/98        23,363.57
31-Jul-97           19,565.57                 4/30/98        23,258.44
29-Aug-97           19,243.45
30-Sep-97           19,562.63
31-Oct-97           19,687.16
28-Nov-97           19,824.42
15-Dec-97           19,963.55
15-Dec-97           20,070.68
31-Dec-97           20,239.81
30-Jan-98           20,469.88
27-Feb-98           20,422.91
31-Mar-98           20,394.98
30-Apr-98           20,259.00

/1/ An unmanaged broad-based index that provides a performance indicator of the overall municipal bond market.



                                                      Average Annual Total Returns*
                                                             April 30, 1998

                                                                           From      Inception
                                          1-Year    5-Year   10-Year    Inception      Date
                                          ----------------------------------------------------
Class A (without sales charge)............10.50%     6.53%    7.58%        7.16%      7/16/87
Class A** (with sales charge)............. 6.03%     5.66%    7.14%        6.76%      7/16/87
----------------------------------------------------------------------------------------------
Class B (without CDSC).................... 9.58%      NA       NA          7.52%       1/8/97
Class B** (with CDSC)..................... 5.58%      NA       NA          4.52%       1/8/97
----------------------------------------------------------------------------------------------
Class I***................................  NA        NA       NA        (0.09)%      12/29/97
----------------------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/98
Class A** (with sales charge)............. 7.73%     5.97%    7.30%        6.88%
Class B** (with CDSC)..................... 7.17%      NA       NA          5.41%

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

**Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A Shares after the fifth year.

***Periods less than one year represent total return and are not annualized.



18  The AAL Mutual Funds Annual Report

REPORT...INCOME - ORIENTED FUNDS

 ..B Share Assets...$3,609,800....I Share Assets...$50,091.... A Share NAV...
$11.40...B Share NAV...$11.40...I Share NAV...$11.40...Number of Securities in Portfolio...154...

investment the better choice for the individual in this example. The higher the marginal tax-bracket, the lower the tax-equivalent yield required to reach the point of indifference. Continuing with the same 6.0% taxable yield example, an investor in the top marginal tax rate of 39.6% would be indifferent at a 3.6% tax-exempt yield (6.0 x .604).

In the last report, you told us about an Illinois bond that you were especially excited about. Do you have an update?

That would be the Metropolitan Pier & Expo Authority issue for a hotel being built adjacent to the McCormick Place Convention Center in Chicago, Illinois. The hotel, which will be managed by the Hyatt Corp., will open in June, three months ahead of schedule and $2 million under budget. The strong economy and shortage of hotel space in the downtown Chicago area continue to enhance the credit outlook on this bond. In addition, because interest rates have fallen significantly since this issue sold, the bonds are an excellent refunding candidate, eliminating credit risk altogether and providing a nice windfall for bondholders.

One other bond that is progressing nicely with its construction phase is the Eastern/Foothill Transportation Corridor issue. This issue financed the construction of a new toll road intended to relieve traffic congestion on southern California expressways. This too appears headed for an early opening, perhaps as much as a full year, and within its projected budget. Like the Met Pier bonds, some of the bonds we own from this issue could get refunded if interest rates remain stable or fall further.

/s/ Duane McAllister
Duane A. McAllister
Portfolio Manager

                                Credit Quality

                           [PIE CHART APPEARS HERE]


                                                       % Of Net Assets
                                                   4/30/98         4/30/97
                                                   -------         -------
 .    AAA...................................            47%             47%
 .    AA ...................................            28%             21%
 .    A  ...................................            11%             24%
 .    BBB...................................            14%              8%
                                              ----------------------------
                                              Total   100%            100%

  Average Quality:  AA
  Average Maturity: 19.5 years

5 Largest Holdings


                                                       % of Net Assets
Security                                           4/30/98         4/30/97
--------                                           -------         -------
Metropolitan Pier and Exposition Center,
Illinois Revenue Bonds............................   2.73%           2.79%
     Coupon Rate: 7.00%  Maturity Date: 7/1/2026

Washington State Public Power Supply
System Revenue Bonds..............................   2.30%           2.50%
     Coupon Rate: 6.00%  Maturity Date: 7/1/2007

Salt River Arizona Project Revenue
Bonds.............................................   2.16%           1.14%
     Coupon Rate: 5.50%  Maturity Date: 1/1/2019

Kitsap County Washington Conservatory
Housing Authority Revenue Bonds...................   2.14%              NA
     Coupon Rate: 5.60%  Maturity Date: 12/1/2028

New York State Thruway Authority
Revenue Bonds.....................................   1.99%           2.14%
     Coupon Rate: 5.60%  Maturity Date: 4/1/2005


Fund Allocations
----------------
[U.S. MAP APPEARS HERE]

Nebraska                     0.3%
Wisconsin                    0.5%
Minnesota                    0.2%
New York                    14.6%
Missouri                     2.1%
Illinois                    13.5%
Michigan                     1.6%
Washington                  11.4%
Ohio                         0.2%
Montana                      0.1%
Indiana                      2.3%
New Hampshire                1.1%
Vermont                      0.3%
Wyoming                      2.5%
California                  17.4%
Pennsylvania                 1.2%
Utah                         1.4%
Colorado                     1.0%
Kansas                       0.6%
Virginia                     2.5%
Arizona                      2.5%
Tennessee                    0.4%
North Carolina               1.0%
New Mexico                   1.6%
Georgia                      3.7%
Alabama                      0.9%
Texas                        6.7%
Louisiana                    0.3%
Florida                      4.5%
Oklahoma                     0.1%
Puerto Rico                  1.8%

                                                              April 30, 1998  19

[PHOTO APPEARS HERE]

THE AAL MUTUAL FUNDS ANNUAL

A Share Ticker...AAINX.......B Share Ticker...BBNDX.......A Share Assets.....
$353,405,552........B Share

The AAL Bond Fund

How have bonds performed over the year ended April 30, 1998, and what factors affected performance?

Bonds have done well over the last year. I believe the primary reason for owning bonds is for the relatively stable level of income they produce. Any time period over which bonds produce a positive price performance I consider to be a good period of bond performance. Investment grade bonds returned roughly ten percent over the last fiscal year, with about six percent of that coming from interest paid and four percent coming from price appreciation due to falling interest rates.

Did the financial crisis in Southeast Asia affect the U.S. bond market?

Yes it did. It served to give the Fed pause in what seemed to be an increasing likelihood of a Fed funds rate hike. It also drove up the price of risk in both stock and bond markets. In particular, corporate bond prices declined relative to U.S. Treasuries, especially those issued by entities with significant economic interests in Southeast Asia.

What changes have you made to the Fund since April 30, 1997?

The Fund does not look a lot different than it did a year ago. At one point during the period I had a much higher allocation to corporate bonds than I do now. I have reduced our mortgage-backed bond position a bit since last year.


                         Value of a $10,000 Investment
                         -----------------------------
                 In Class A Shares - Including 4% Sales Charge

                            [LINE GRAPH APPEARS HERE]

THE AAL BOND FUND                            LEHMAN BROTHERS AGGREGATE
                                             BOND INDEX /1/

                    FROM INCEPTION                          FROM INCEPTION
DATE                ENDING DOLLARS           DATE           ENDING DOLLARS
----------------------------------           -------------------------------
16-Jul-87           $9,596.93                 7/16/87       $10,000.00
31-Jul-87            9,479.55                 7/31/87         9,996.00
31-Aug-87            9,341.31                 8/31/87         9,943.02
30-Sep-87            9,078.40                 9/30/87         9,731.23
31-Oct-87            9,403.21                10/31/87        10,077.67
30-Nov-87            9,458.61                11/30/87        10,158.29
30-Dec-87            9,554.24                12/31/87        10,296.44
31-Jan-88            9,885.53                 1/29/88        10,658.88
29-Feb-88            9,972.78                 2/29/88        10,785.72
31-Mar-88            9,886.43                 3/31/88        10,684.33
30-Apr-88            9,843.01                 4/30/88        10,626.64
31-May-88            9,721.91                 5/31/88        10,555.44
01-Jun-88            9,819.64                 6/30/88        10,809.82
30-Jun-88            9,980.93                 7/29/88        10,752.53
29-Jul-88            9,942.41                 8/31/88        10,780.49
31-Aug-88            9,954.75                 9/30/88        11,025.20
30-Sep-88           10,165.04                10/31/88        11,232.48
31-Oct-88           10,336.37                11/30/88        11,095.44
30-Nov-88           10,217.53                12/30/88        11,107.65
30-Dec-88           10,205.24                 1/31/89        11,267.60
31-Jan-89           10,338.88                 2/28/89        11,186.47
28-Feb-89           10,257.88                 3/31/89        11,234.57
31-Mar-89           10,271.10                 4/30/89        11,469.37
30-Apr-89           10,454.58                 5/31/89        11,771.02
31-May-89           10,718.14                 6/30/89        12,128.86
30-Jun-89           10,976.19                 7/31/89        12,387.20
31-Jul-89           11,157.01                 8/31/89        12,203.87
31-Aug-89           11,028.76                 9/30/89        12,266.11
29-Sep-89           11,090.84                10/31/89        12,567.86
31-Oct-89           11,322.42                11/30/89        12,687.25
30-Nov-89           11,410.32                12/31/89        12,721.51
31-Dec-89           11,459.75                 1/31/90        12,570.12
31-Jan-90           11,341.06                 2/28/90        12,610.35
28-Feb-90           11,392.36                 3/30/90        12,619.17
30-Mar-90           11,397.54                 4/30/90        12,503.08
30-Apr-90           11,273.97                 5/31/90        12,873.17
31-May-90           11,586.79                 6/29/90        13,080.43
29-Jun-90           11,749.40                 7/31/90        13,260.94
31-Jul-90           11,919.84                 8/31/90        13,083.24
31-Aug-90           11,789.51                 9/28/90        13,191.83
28-Sep-90           11,877.10                10/31/90        13,359.37
31-Oct-90           12,027.57                11/30/90        13,646.59
30-Nov-90           12,261.52                12/31/90        13,859.48
31-Dec-90           12,433.08                 1/31/91        14,031.34
31-Jan-91           12,579.40                 2/28/91        14,150.60
28-Feb-91           12,673.15                 3/29/91        14,248.24
29-Mar-91           12,747.97                 4/30/91        14,402.12
30-Apr-91           12,890.50                 5/31/91        14,485.66
31-May-91           12,973.55                 6/28/91        14,478.41
28-Jun-91           12,957.26                 7/31/91        14,679.66
31-Jul-91           13,113.82                 8/30/91        14,996.75
30-Aug-91           13,383.61                 9/30/91        15,301.18
30-Sep-91           13,657.90                10/31/91        15,471.02
31-Oct-91           13,849.28                11/30/91        15,613.36
30-Nov-91           13,955.41                12/31/91        16,077.07
27-Dec-91           14,235.53                 1/31/92        15,858.42
31-Dec-91           14,389.31                 2/28/92        15,961.50
31-Jan-92           14,137.81                 3/31/92        15,872.12
28-Feb-92           14,215.56                 4/30/92        15,986.40
31-Mar-92           14,145.54                 5/29/92        16,288.54
30-Apr-92           14,240.00                 6/30/92        16,513.32
29-May-92           14,487.75                 7/31/92        16,850.20
30-Jun-92           14,745.15                 8/31/92        17,020.38
31-Jul-92           15,085.37                 9/30/92        17,222.92
31-Aug-92           15,224.80                10/30/92        16,993.86
30-Sep-92           15,436.29                11/30/92        16,997.26
30-Oct-92           15,192.60                12/31/92        17,267.51
30-Nov-92           15,113.95                 1/29/93        17,599.05
31-Dec-92           15,272.29                 2/26/93        17,907.03
31-Dec-92           15,353.55                 3/31/93        17,982.24
29-Jan-93           15,651.95                 4/30/93        18,108.12
28-Feb-93           15,926.56                 5/31/93        18,131.66
31-Mar-93           15,997.99                 6/30/93        18,459.84
30-Apr-93           16,121.70                 7/30/93        18,565.06
28-May-93           16,087.54                 8/31/93        18,889.95
30-Jun-93           16,387.72                 9/30/93        18,940.96
01-Jul-93           16,392.81                10/29/93        19,011.04
30-Jul-93           16,437.62                11/30/93        18,849.44
31-Aug-93           16,751.03                12/31/93        18,951.23
30-Sep-93           16,796.52                 1/31/94        19,207.07
29-Oct-93           16,851.73                 2/28/94        18,872.87
30-Nov-93           16,618.01                 3/31/94        18,406.71
31-Dec-93           16,628.76                 4/29/94        18,259.46
31-Dec-93           16,704.50                 5/31/94        18,257.63
31-Jan-94           16,925.59                 6/30/94        18,217.46
28-Feb-94           16,546.27                 7/29/94        18,579.99
31-Mar-94           16,133.79                 8/31/94        18,602.29
29-Apr-94           15,961.40                 9/30/94        18,328.83
31-May-94           15,938.74                10/31/94        18,312.34
30-Jun-94           15,914.26                11/30/94        18,272.05
29-Jul-94           16,154.44                12/30/94        18,398.13
31-Aug-94           16,188.49                 1/31/95        18,762.41
30-Sep-94           15,965.79                 2/28/95        19,208.96
31-Oct-94           15,927.68                 3/31/95        19,326.13
30-Nov-94           15,841.72                 4/28/95        19,596.70
30-Dec-94           15,907.71                 5/31/95        20,355.09
30-Dec-94           15,911.83                 6/30/95        20,503.68
31-Jan-95           16,173.14                 7/31/95        20,458.57
28-Feb-95           16,500.21                 8/31/95        20,706.12
31-Mar-95           16,623.15                 9/29/95        20,906.97
28-Apr-95           16,828.14                10/31/95        21,178.76
31-May-95           17,360.19                11/30/95        21,496.44
30-Jun-95           17,465.51                12/29/95        21,797.39
31-Jul-95           17,392.05                 1/31/96        21,941.26
31-Aug-95           17,582.70                 2/29/96        21,559.48
29-Sep-95           17,738.15                 3/29/96        21,408.56
31-Oct-95           17,954.78                 4/30/96        21,288.67
30-Nov-95           18,222.87                 5/31/96        21,246.10
29-Dec-95           18,467.42                 6/28/96        21,530.79
31-Jan-96           18,561.17                 7/31/96        21,588.93
29-Feb-96           18,153.22                 8/30/96        21,552.23
29-Mar-96           17,995.77                 9/30/96        21,927.23
30-Apr-96           17,867.89                10/31/96        22,414.02
31-May-96           17,808.75                11/29/96        22,797.30
28-Jun-96           18,006.20                12/31/96        22,585.28
31-Jul-96           18,068.87                 1/31/97        22,655.30
30-Aug-96           18,047.94                 2/28/97        22,711.94
30-Sep-96           18,334.42                 3/31/97        22,459.83
31-Oct-96           18,733.74                 4/30/97        22,796.73
29-Nov-96           19,056.00                 5/30/97        23,013.30
31-Dec-96           18,884.40                 6/30/97        23,287.16
31-Jan-97           18,960.59                 7/31/97        23,915.91
28-Feb-97           18,997.30                 8/29/97        23,712.63
31-Mar-97           18,820.64                 9/30/97        24,063.57
30-Apr-97           19,016.65                10/31/97        24,412.49
30-May-97           19,170.20                11/28/97        24,524.79
30-Jun-97           19,409.97                12/31/97        24,772.49
31-Jul-97           19,907.81                 1/30/98        25,089.58
29-Aug-97           19,760.10                 2/27/98        25,069.51
30-Sep-97           20,043.32                 3/31/98        25,154.75
31-Oct-97           20,325.07                 4/30/98        25,285.55
28-Nov-97           20,373.98
31-Dec-97           20,580.24
30-Jan-98           20,817.86
27-Feb-98           20,744.78
31-Mar-98           20,819.72
30-Apr-98           20,891.58

/1/ An unmanaged index that encompasses four major classes of fixed-income securities in the U.S.: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.


                         Average Annual Total Returns*
                         -----------------------------
                                April 30, 1998

                                                                         From      Inception
                                           1-Year   5-Year   10-Year   Inception       Date
                                           -------------------------------------------------
Class A (without sales charge)...........   9.86%  5.32%     7.82%       7.47%       7/16/87
Class A** (with sales charge)............   5.48%  4.47%     7.38%       7.06%       7/16/87
--------------------------------------------------------------------------------------------
Class B (without CDSC)...................   8.75%    NA        NA        7.42%        1/8/97
Class B** (with CDSC)....................   4.75%    NA        NA        4.41%        1/8/97
--------------------------------------------------------------------------------------------
Class I*** ..............................     NA     NA        NA        1.24%      12/29/97
--------------------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/98
Class A** (with sales charge)............   6.19%  4.55%     7.29%       7.08%
Class B** (with CDSC)....................   5.65%    NA        NA        4.49%
--------------------------------------------------------------------------------------------

* Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

** Class A performance reflects the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A Shares after the fifth year.

***Periods less than one year represent total return and are not annualized.


20   The AAL Mutual Funds Annual Report

REPORT...INCOME - ORIENTED FUNDS

Assets...$1,431,449.......I Share Assets...$29,249,736.....A Share NAV...$9.99
 ...B Share NAV...$9.99...I Share NAV...$9.99...Number of Securities in Portfolio ...43

Would you tell us about any bond investments that you have made that have performed well over the past year?

The most recent example is an investment in Nordstrom bonds. I bought those bonds in the new issue market at a yield spread of 102 basis points (1.02%) over a benchmark U.S. Treasury and sold it about a month later at a yield spread of 91 basis points (.91%). A sale at a lower yield spread generates the same positive price return as a decline in the absolute yield of a bond, so in selling this bond at an 11 basis point lower yield spread, I generated an excess return over a comparable maturity U.S. Treasury bond of about 135 basis points.

/s/ Michael R. Hilt
-------------------
Michael R. Hilt
Portfolio Manager


                                Credit Quality

                           [PIE CHART APPEARS HERE]


                               % of Net Assets
                              4/30/98  4/30/97
                              -------  -------
 .  AAA.................        64%        61%
 .  AA..................         4%        14%
 .  A...................        27%        17%
 .  BBB.................         5%         8%
                        ----------------------
                       Total  100%       100%

   Average Quality:  AA
   Average Maturity: 6.81 years


                              5 Largest Holdings
                              ------------------


                                                  % of Net Assets
Security                                         4/30/98   4/30/97
--------                                         -------   -------
Federal National Mortgage Association...........  29.13%      NA
     Coupon Rate: 5.750%
     Maturity Date: 4/15/2003

Countrywide Home Loans..........................   4.06%      NA
     Coupon Rate: 6.750%
     Maturity Date: 11/25/2027

PNC Mortgage Securities Corporation.............   3.95%      NA
     Coupon Rate: 6.750%
     Maturity Date: 10/25/2027

Citicorp Mortgage Securities, Inc. .............   3.37%    3.25%
     Coupon Rate: 6.250%
     Maturity Date: 5/25/2024

Computer Associates International...............   2.99%      NA
     Coupon Rate: 6.375%
     Maturity Date: 4/15/2005

                                                           April 30, 1998     21

                          THE AAL MUTUAL FUNDS ANNUAL


  . A Share Ticker . . AMMXX . . . . . . B Share Ticker . . . BMMXX . . . . . .
A Share Assets . . . . .$240,737,453 . . . . . . B Share Assets. . . $1,200,622
 . . . . . . I Share Assets. . . $234,492 . . . . . . A Share NAV . . . $1.00 . .
 . . . . B Share NAV . . . $1.00 . . . . . . I Share NAV . . . $1.00 . . . . . .
Number of Securities in Portfolio . . . 31 . . . . . . . .

[PHOTO APPEARS HERE]

                           The AAL Money Market Fund

This Fund is neither insured nor guaranteed by the U.S. government and there can be no assurances that the Fund will be able to maintain a stable net asset value.

Are you pleased with the performance of the Fund for the year ended April 30, 1998?

Yes, I am. The Fund met its objective of providing investors with a low risk income return in line with other retail-oriented money market funds, without taking any unnecessary risk.

Was there any interesting news in the commercial paper market that contributed to the performance of the Fund?

The Fund is, as most money market funds are, an extremely conservative investment. As such, there is not much excitement in the investments made in it. The commercial paper I buy is in the highest category of commercial paper (First
Tier). I am happy to report that I have seen nothing exciting in any of my commercial paper investments since I have been managing the Fund.

Due to the short-term nature (397 days or less) of the securities in this market and the relatively small number of issuing firms, how do you keep up?

Keeping the weighted average maturity (WAM) of the Fund at a target of about 60 days is difficult.

                        % Average Annual Total Returns*
                                April 30, 1998

                                                                                From        Inception
                                            1-Year     5-Year     10-Year     Inception        Date
                                            ---------------------------------------------------------
Class A (without sales charge)............. 5.12%      4.22%       5.14%        5.16%         3/1/88
-----------------------------------------------------------------------------------------------------
Class B (without CDSC)..................... 4.26%        NA          NA         4.29%         1/8/97
Class B** (with CDSC)...................... 0.26%        NA          NA         1.25%         1/8/97
-----------------------------------------------------------------------------------------------------
Class I***.................................   NA         NA          NA         1.67%       12/29/97
-----------------------------------------------------------------------------------------------------
SEC Standardized Returns as of 3/31/98
Class A** (without sales charge)........... 5.15%      4.17%       5.15%        5.16%
Class B** (with CDSC)...................... 0.35%        NA          NA         1.11%

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

**Class B performance reflects the maximum contingent deferred sales charge
(CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A Shares after the fifth year.

***Periods less than one year represent total return and are not annualized.

22  The AAL Mutual Funds Annual Report

REPORT ... INCOME-ORIENTED FUNDS

Assets....$1,200,622....I Share Assets....$234,492....A Share NAV....$1.00....B
Share NAV....$1.00....I Share NAV....$1.00....Number of Securities in
Portfolio.... 31....................

With each day that passes, if I made no new investments, the average maturity would shorten by a day. I have about fifty issuers on my approved list that I can buy commercial paper from. I also have a limitation whereby a maximum of 5% of the total assets (at time of purchase) of the Fund can be invested in any one issuer. Furthermore, because many of the issuers on my list do not offer commercial paper investments each day, it does become difficult to keep the Fund fully invested in commercial paper and keep the structure of the Fund as a whole in the manner that I want it in.

Do you purchase your commercial paper directly from the issuer?

Most of the larger issuers of commercial paper do sell it directly to investors. Some of the less frequent issuers of commercial paper sell it through broker-dealers. I purchase my issues both ways.

/s/ Michael R. Hilt

Michael R. Hilt
Portfolio Manager

                       5 Largest Holdings

                                                % of Net Assets
Security                                            4/30/98
--------                                            -------

International Business Machines
Credit Corporation.................................. 4.519%
     Coupon Rate: 5.40% - 5.61%
     Maturity Date: 5/1 - 8/28/98

Norwest Financial, Inc.............................. 4.514%
     Coupon Rate: 5.43% - 5.50%
     Maturity Date: 6/9 - 6/24/98

Beneficial Corporation.............................. 4.509%
     Coupon Rate: 5.40% - 5.55%
     Maturity Date: 5/19 - 8/31/98

Eaton Corporation................................... 4.507%
     Coupon Rate: 5.35% - 5.47%
     Maturity Date: 5/28 - 7/10/98

Chrysler Financial Corporation...................... 4.506%
     Coupon Rate: 5.40% - 5.64%
     Maturity Date: 5/8 - 9/14/98

Average Quality:  First Tier
Average Maturity:  58 Days

                       Short-Term Investment Comparison
                                April 30, 1998

                            [BAR CHART APPEARS HERE]

The AAL Money Market Fund  National Average Bank    National Average 6-month
      30-Day Yield         Money Market Rate/1/  Certificate of Deposit Rate/1/
    (Class A shares)
          4.77%                    2.49%                       4.59%

/1/ Bank Rate Monitor

                                                            April 30, 1998   23

The AAL Small Cap Stock Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Investment Objective

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks, and securities convertible into common stocks, of small companies.


Shares                 Common Stocks (95.9%)                            Market Value
====================================================================================
Basic Materials (2.3%)
        25,000         Cambrex Corporation.............................  $ 1,387,500
        37,000         Gibraltar Steel Corporation*....................      888,000
        35,000         Steel Dynamics, Inc.*...........................      800,625
                                     -----------------------------------------------
                                     Total Basic Materials                 3,076,125
                                     ===============================================

Capital Goods (15.2%)
        60,000         Anicom, Inc.*...................................      937,500
        55,000         Applied Power, Inc..............................    2,055,625
        65,000         BE Aerospace, Inc.*.............................    2,027,188
        65,000         Computer Products, Inc.*........................    1,430,000
        75,000         Farr Company*...................................    1,593,750
        50,000         General Cable Corporation.......................    2,265,625
        10,000         Hadco Corporation*..............................      382,500
        30,000         Harman International Industries, Inc............    1,290,000
        80,000         Integrated Process Equipment Corp.*.............    1,455,000
        20,000         Kemet Corporation*..............................      360,000
        10,000         Sanmina Corporation*............................      900,000
        15,000         Superior Services, Inc.*........................      487,500
        30,000         Tetra Tech, Inc.*...............................      727,500
        40,000         Titanium Metals Corporation*....................    1,065,000
        40,000         Tower Automotive, Inc.*.........................    2,132,500
        15,000         Tracor, Inc.*...................................      589,687
        26,000         Wabash National Corporation.....................      802,750
                                     -----------------------------------------------
                                     Total Capital Goods                  20,502,125
                                     ===============================================

Communication Services (2.2%)
        30,000         IDT Corporation*................................      920,625
        10,000         Pacific Gateway Exchange, Inc.*.................      570,000
        60,000         SITEL Corporation*..............................      705,000
        35,000         Tel-Save Holdings, Inc.*........................      798,437
                                     -----------------------------------------------
                                     Total Communication Services          2,994,062
                                     ===============================================

Consumer Cyclicals  (17.0%)
        20,000         ABR Information Services, Inc.*.................      578,750
        55,000         Acxiom Corporation*.............................    1,333,750
        20,000         Caribiner International, Inc.*..................      400,000
        15,000         DeVry, Inc.*....................................      568,125
        40,000         DM Management Company*..........................    1,085,000

The accompanying notes to the financial statements are an integral part of this schedule.
-------------------------------------------------------------------------------
24   The AAL Mutual Funds Annual Report

The AAL Small Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998


Shares               Common Stocks (95.9%)                          Market Value
================================================================================
Consumer Cyclicals (17.0%) - continued
       15,000        Dollar Tree Stores, Inc.*.....................  $   813,750
       35,000        Dura Automotive Systems, Inc.*................    1,365,000
       10,000        Ethan Allen Interiors, Inc....................      509,372
       15,000        Forrester Research, Inc.*.....................      562,500
       25,000        Getty Images, Inc.*...........................      571,875
       50,000        ITI Technologies, Inc.*.......................    1,600,000
       40,000        Lamalie Associates, Inc.*.....................      880,000
       30,000        Lamar Advertising Company*....................    1,035,000
       25,000        Nautica Enterprises, Inc.*....................      621,875
       20,000        NOVA Corporation (Georgia)....................      680,000
       15,000        Oakwood Homes Corporation.....................      422,812
       20,000        On Sale Inc.*.................................      503,750
       10,000        O'Reilly Automotive, Inc.*....................      275,000
       90,000        PETsMART, Inc.*...............................    1,057,500
       15,000        Proffits, Inc.*...............................      596,250
       15,000        Ross Stores, Inc..............................      694,687
       25,000        St. John Knits, Inc...........................    1,115,625
       60,000        Strattec Security Corporation*................    1,860,000
       20,000        Tech Data Corporation*........................      997,500
       35,000        The North Face, Inc.*.........................      785,313
       10,000        The Timberland Company Class A*...............      856,250
       25,000        The Wet Seal, Inc.*...........................      690,625
       10,000        Williams-Sonoma, Inc.*........................      549,375
                                   ---------------------------------------------
                                   Total Consumer Cyclicals           23,009,687
                                   =============================================

Consumer Staples (9.4%)
       10,000        American Italian Pasta Company*...............      310,000
       10,000        American Radio Systems Corporation*...........      663,125
       90,000        Apple South, Inc..............................    1,417,500
       20,000        CDI Corp.*....................................      773,750
       25,000        Dominick's Supermarkets, Inc.*................    1,001,562
       30,000        Emmis Broadcasting Corporation*...............    1,552,500
       10,000        Heftel Broadcasting Corporation*..............      438,750
       15,000        Henry Schein, Inc.*...........................      585,000
       10,000        Jacor Communications, Inc.*...................      568,750
      100,000        PMT Services, Inc.*...........................    1,950,000
       10,000        Smithfield Foods, Inc.*.......................      303,750
       90,000        SOS Staffing Services, Inc.*..................    1,980,000
       25,000        United Natural Foods, Inc.*...................      706,250
       15,000        Westwood One, Inc.*...........................      450,000
                                   ---------------------------------------------
                                   Total Consumer Staples             12,700,937
                                   =============================================

Energy (5.7%)
       20,000        Atwood Oceanics, Inc.*........................    1,093,750
       60,000        Belco Oil & Gas Corporation*..................    1,053,750
       25,000        Hvide Marine Incorporated*....................      421,875
       30,000        Marine Drilling Companies, Inc.*..............      729,375
       15,000        Noble Drilling Corporation*...................      484,688

The accompanying notes to the financial statements are an integral part of this schedule.
--------------------------------------------------------------------------------
                                          The AAL Mutual Funds Annual Report  25

The AAL Small Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998


Shares    Common Stocks (95.9%)                                      Market Value
=================================================================================
Energy (5.7%) - continued
-------------------------
       39,000             Ocean Energy, Inc.*........................ $   955,500
       15,000             Petroleum Geo-Services ADR*................     986,250
       25,000             Pool Energy Services Co.*..................     659,375
       55,000             Pride International, Inc.*.................   1,337,187
                                   ----------------------------------------------
                                   Total Energy                         7,721,750
                                   ==============================================
Financials (12.8%)
------------------
       15,000             Bank United Corp...........................     776,250
       30,000             Brandywine Realty Trust....................     682,500
       10,000             CCB Financial Corporation..................   1,087,500
       15,000             CMAC Investment Corporation................     968,438
       10,000             Community First Bankshares, Inc............     503,750
       41,000             Community Trust Bancorp, Inc...............   1,322,250
        5,000             Dain Rauscher Corporation..................     300,937
       30,000             First Industrial Realty Trust, Inc.........     975,000
       10,000             FirstMerit Corporation.....................     283,750
       45,000             Glenborough Realty Trust, Inc..............   1,206,563
       50,000             HCC Insurance Holdings, Inc................   1,087,500
       35,000             Patriot American Hospitality, Inc..........     883,750
       20,000             Peoples Heritage Financial Group, Inc......     965,000
       20,000             Protective Life Corporation................     742,500
       17,500             Provident Financial Group, Inc.............     926,406
       45,000             Reckson Associates Realty Corporation......   1,102,500
       25,000             TCF Financial Corporation..................     814,062
       37,500             Texas Regional Bancshares, Inc.............   1,237,500
       50,000             Vermont Financial Services Corporation.....   1,462,500
                                   ----------------------------------------------
                                   Total Financials                    17,328,656
                                   ==============================================
Health Care (10.2%)
-------------------
       45,000             American Oncology Resources, Inc.*.........     675,000
       22,000             AmeriSource Health Corporation*............   1,199,000
       50,000             BioChem Pharma, Inc.*......................   1,271,875
       40,000             COR Therapeutics, Inc.*....................     755,000
       25,000             Dura Pharmaceuticals, Inc.*................     662,500
       40,000             Heska Corporation*.........................     520,000
       12,000             ICN Pharmaceuticals, Inc...................     591,000
       35,000             Interim Services, Inc.*....................   1,141,875
       10,000             Lincare Holdings, Inc.*....................     811,250
       20,000             National Dentex Corporation*...............     495,000
       40,000             Neurex Corporation*........................   1,197,500
       15,000             Pediatrix Medical Group, Inc.*.............     632,813
       35,000             PhyCor, Inc.*..............................     796,250
       15,000             Protein Design Labs, Inc.*.................     480,000
       10,000             STERIS Corporation*........................     588,125
       90,000             Trimeris, Inc.*............................     888,750
       15,000             Vertex Pharmaceuticals, Inc.*..............     466,875
       39,000             Young Innovations, Inc.*...................     633,750
                                   ----------------------------------------------
                                   Total Health Care                   13,806,563
                                   ==============================================

The accompanying notes to the financial statements are an integral part of this schedule.

26  The AAL Mutual Funds Annual Report

The AAL Small Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares       Common Stocks (95.9%)                                  Market Value
================================================================================
Technology (15.6%)
   35,000    American Management Systems, Inc.*..................    $ 1,012,813
   35,000    Analysts International Corporation..................      1,015,000
   15,000    Aspect Telecommunications Corporation*..............        431,250
   20,000    ATMI, Inc.*.........................................        557,500
   23,000    Black Box Corporation*..............................        764,750
   30,000    Burr-Brown Corporation*.............................        913,125
   20,000    Check Point Software Technologies Ltd.*.............        587,500
   60,000    Corsair Communications, Inc.*.......................      1,110,000
   15,000    CSG Systems International, Inc.*....................        682,500
   28,500    Hyperion Software Corporation*......................      1,236,187
   22,500    Inso Corporation*...................................        405,000
   50,000    Kent Electronics Corporation*.......................      1,100,000
   18,000    Lattice Semiconductor Corporation*..................        821,250
   10,000    Microchip Technology, Inc.*.........................        283,750
   50,000    MicroTouch Systems, Inc.*...........................        953,125
   15,000    Novellus Systems, Inc.*.............................        718,125
   15,000    PMC-Sierra, Inc.*...................................        682,500
   10,000    Premisys Communications, Inc.*......................        291,875
   50,000    Savoir Technology Group, Inc.*......................        534,375
   30,000    Sawtek Inc.*........................................        911,250
   15,000    SportsLine USA, Inc.*...............................        528,750
   35,000    Synopsys, Inc.*.....................................      1,505,000
   35,000    The BISYS Group, Inc.*..............................      1,382,500
   10,000    The Vantive Corporation*............................        320,000
   25,000    VLSI Technology, Inc.*..............................        515,625
   60,000    Xircom, Inc.*.......................................      1,023,750
   30,000    Xylan Corporation*..................................        854,061
                                    --------------------------------------------
                                    Total Technology                  21,141,561
                                    ============================================
Transportation (3.2%)
   60,000    Allied Holdings, Inc.*..............................      1,196,250
   25,000    Atlantic Coast Airlines, Inc.*......................      1,414,063
   20,000    Comair Holdings, Inc. ..............................        546,250
   15,000    Heartland Express, Inc.*............................        373,125
   37,500    Swift Transportation Co., Inc.*.....................        857,812
                                    --------------------------------------------
                                    Total Transportation               4,387,500
                                    ============================================

The accompanying notes to the financial statements are an integral part of this schedule.
                                          The AAL Mutual Funds Annual Report  27

The AAL Small Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares               Common Stocks (95.9%)                          Market Value
================================================================================

Utilities (2.3%)
           10,000    CILCORP, Inc.................................. $    478,125
           22,200    Interstate Energy Corp........................      700,688
           15,000    KN Energy, Inc................................      880,313
           30,000    Sierra Pacific Resources......................    1,050,000
                                        ----------------------------------------
                                        Total Utilities                3,109,126
                                        ----------------------------------------
                                        Total Common Stocks
                                        (cost basis $112,715,993)    129,778,092
                                        ----------------------------------------


Par Value            Short-Term Variable Rate Obligations (4.1%)
=====================================================================
$       2,159,867    General Mills Corporation**...................    2,159,867
        2,249,177    Pitney Bowes Credit Corporation**.............    2,249,177
          822,085    Sara Lee Corporation**........................      822,085
          321,814    Warner Lambert Incorporated**.................      321,814
                            ----------------------------------------------------
                            Total Short-Term Variable Rate Obligations
                            (amortized cost basis $5,552,943)          5,552,943
                            ----------------------------------------------------
                            ----------------------------------------------------
                            TOTAL INVESTMENTS (100.0%)
                            (amortized cost basis $118,268,936)     $135,331,035
                            ----------------------------------------------------

* Non-income producing security
**  Variable rate demand note

The accompanying notes to the financial statements are an integral part of this schedule.

28  The AAL Mutual Funds Annual Report

The AAL Mid Cap Stock Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Investment Objective

The Fund seeks long-term capital growth by investing in a diversified portfolio of common stocks, and securities convertible into common stocks, of mid-sized companies.


Shares                    Common Stocks (98.2%)                     Market Value
================================================================================
Basic Materials (5.3%)
       174,600            Cytec Industries, Inc.*.................   $ 9,559,350
       176,200            Minerals Technologies, Inc..............     9,591,888
       195,800            Rayonier, Inc...........................     9,814,475
        60,000            Vulcan Materials Company................     6,903,750
                                       -----------------------------------------
                                       Total Basic Materials          35,869,463
                                       =========================================

Capital Goods (10.5%)
       231,400            Applied Power, Inc......................     8,648,575
       267,700            BE Aerospace, Inc.*.....................     8,348,894
       483,400            Computer Products, Inc.*................    10,634,800
        64,300            General Cable Corporation...............     2,913,594
       154,100            Harman International Industries, Inc....     6,626,300
       186,400            Integrated Process Equipment Corp.*.....     3,390,150
       123,500            Scotsman Industries, Inc.*..............     3,535,187
       261,500            Titanium Metals Corporation*............     6,962,437
       160,700            Tower Automotive, Inc.*.................     8,567,319
       142,000            USA Waste Services, Inc.*...............     6,966,875
       144,400            US Filter Corporation*..................     4,711,050
                                       -----------------------------------------
                                       Total Capital Goods            71,305,181
                                       =========================================

Communication Services (1.8%)
       150,000            IDT Corporation*........................     4,603,125
       191,400            LCI International, Inc.*................     7,608,150
                                       -----------------------------------------
                                       Total Communication Services   12,211,275
                                       =========================================

Consumer Cyclicals (16.5%)
       200,000            ABR Information Services, Inc.*.........     5,787,500
       245,000            American Skiing Company*................     3,797,500
       168,000            Applied Graphics Technologies, Inc.*....     8,400,000
       133,200            Avis Rent A Car, Inc.*..................     3,488,175
       105,000            Central Newspapers, Inc. Class A........     7,691,250
       120,800            Cincinnati Bell, Inc....................     4,620,600
       120,125            Dollar General Corporation..............     4,549,734
       241,100            Equity Corporation International*.......     5,982,294
       110,000            Hannaford Bros. Company*................     4,888,125
       223,400            Harley-Davidson, Inc....................     8,042,400
       187,350            Outdoor Systems, Inc.*..................     5,948,362
       165,000            Proffits, Inc.*.........................     6,558,750

The accompanying notes to the financial statements are an integral part of this schedule.
                                        The AAL Mutual Funds Annual Report    29

The AAL Mid Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares        Common Stocks (98.2%)                                 Market Value
================================================================================
Consumer Cyclicals (16.5%)-continued
  175,000     Rubbermaid, Inc....................................   $  5,009,375
  155,900     Shopko Stores, Inc.*...............................      5,398,038
  164,800     Snap-On, Inc.......................................      6,973,100
  225,000     Staples, Inc.*.....................................      5,554,687
   60,100     The Timberland Company Class A*....................      5,146,063
   99,900     Tommy Hilfiger Corporation*........................      6,093,900
   30,000     United Stationers, Inc.*...........................      1,893,750
  200,400     Watsco, Inc........................................      5,861,700
                                       -----------------------------------------
                                       Total Consumer Cyclicals      111,685,303
                                       =========================================

Consumer Staples (9.8%)
  285,300     Apple South, Inc...................................      4,493,475
  140,400     Chancellor Media Corporation*......................      6,660,225
   74,900     Clear Channel Communications, Inc.*................      7,059,325
  204,400     Coca Cola Enterprises, Inc.........................      7,716,100
  184,200     Comcast Corporation................................      6,596,663
  218,600     Flowers Industries, Inc............................      4,672,575
   92,000     General Nutrition Companies, Inc.*.................      3,300,500
  110,100     Keebler Foods Company*.............................      3,137,850
  136,600     Outback Steakhouse, Inc............................      5,207,875
  329,800     Rite Aid Corporation...............................     10,594,825
  110,000     Suiza Foods Corporation*...........................      6,517,500
                                       -----------------------------------------
                                       Total Consumer Staples         65,956,913
                                       =========================================

Energy (9.1%)
  314,000     Belco Oil & Gas Corporation*.......................      5,514,625
  122,000     Key Energy Group, Inc.*............................      2,279,875
  175,000     Marine Drilling Companies, Inc.*...................      4,254,688
  180,000     Noble Drilling Corporation*........................      5,816,250
  216,900     NS Group, Inc.*....................................      2,914,594
  218,790     Ocean Energy, Inc.*................................      5,360,355
  118,600     Petroleum Geo-Services ADR*........................      7,797,950
  232,368     R&B Falcon Corporation*............................      7,450,299
   75,900     Rowan Companies, Inc.*.............................      2,234,306
  140,600     Tosco Corporation..................................      5,008,875
  155,000     Transocean Offshore, Inc...........................      8,660,625
  139,000     Ultramar Diamond Shamrock Corporation..............      4,491,437
                                       -----------------------------------------
                                       Total Energy                   61,783,879
                                       =========================================

Financials (14.2%)
  105,100     AMBAC Financial Group, Inc.........................      5,957,856
  108,373     Associated Banc-Corp...............................      5,689,582
   35,300     CCB Financial Corporation..........................      3,838,875
  231,100     Concord EFS, Inc...................................      7,279,650
   60,000     Crestar Financial Corporation*.....................      3,588,750


The accompanying notes to the financial statements are an integral part of this schedule.

30   The AAL Mutual Funds Annual Report

The AAL Mid Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares        Common Stocks (98.2%)                                 Market Value
================================================================================
Financials (14.2%)-continued
  130,000     Dime Bancorp, Inc..................................    $ 3,989,375
   13,000     First Empire State Corporation.....................      6,630,000
  147,500     First Industrial Realty Trust, Inc.................      4,793,750
   80,000     Firstar Corporation..............................      2,985,000
  181,000     HCC Insurance Holdings, Inc........................      3,936,750
   60,000     Marshall & Isley Corporation.......................      3,510,000
   40,000     Mercantile Bancorporation, Inc.....................      2,215,000
  176,450     Mercantile Bankshares Corporation..................      6,771,269
  140,000     Patriot American Hospitality, Inc..................      3,535,000
   80,500     Peoples Heritage Financial Group, Inc..............      3,884,125
   80,000     Regions Financial Corporation......................      3,490,000
   36,000     Republic New York Corporation......................      4,815,000
   60,000     SouthTrust Corporation.............................      2,561,250
  197,200     Starwood Hotel & Resort............................      9,896,975
   43,900     The PMI Group, Inc.................................      3,566,875
   50,000     Union Planters Corporation.........................      3,075,000
                                       -----------------------------------------
                                       Total Financials               96,010,082
                                       =========================================

Health Care (6.6%)
   65,000     Alternative Living Services, Inc.*.................      2,275,000
   90,800     AmeriSource Health Corporation*....................      4,948,600
  172,000     BioChem Pharma, Inc.*..............................      4,375,250
   66,800     Biogen, Inc.*......................................      2,964,250
   15,000     DePuy, Inc.*.......................................        465,000
  202,400     Dura Pharmaceuticals, Inc.*........................      5,363,600
  330,000     FPA Medical Management, Inc.*......................      4,125,000
  108,300     Genzyme Corporation*...............................      3,350,531
  248,800     HEALTHSOUTH Corporation*...........................      7,510,650
   85,000     Mylan Laboratories.................................      2,305,625
   77,500     STERIS Corporation*................................      4,557,969
   50,000     Sunrise Assisted Living, Inc.*.....................      2,240,625
                                       -----------------------------------------
                                       Total Health Care              44,482,100
                                       =========================================

Technology (11.9%)
  175,700     ADC Telecommunications, Inc.*......................      5,260,019
   70,000     America Online, Inc.*..............................      5,600,000
  184,900     Analog Devices, Inc.*..............................      7,199,544
  124,400     Andrew Corporation*................................      2,845,650
  160,000     Autodesk, Inc......................................      7,520,000
  101,800     Bay Networks, Inc.*................................      2,385,938
   96,600     Fiserv, Inc.*......................................      6,315,225
  165,000     HBO & Company......................................      9,869,062
  177,700     LSI Logic Corporation*.............................      4,820,112
  124,341     Network General Corporation*.......................      8,517,359
  250,000     Pegasystems, Inc.*.................................      4,687,500
  100,000     SMART Modular Technologies, Inc.*..................      2,468,750


The accompanying notes to the financial statements are an integral part of this schedule.

                                        The AAL Mutual Funds Annual Report    31

The AAL Mid Cap Stock Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares                        Common Stocks (98.2%)                     Market Value
====================================================================================
Technology (11.9%)-continued
           99,400             Sterling Commerce, Inc.*................ $   4,230,712
          135,000             Synopsys, Inc.*.........................     5,805,000
           90,000             Terodyne, Inc.*.........................     3,285,000
                                    ------------------------------------------------
                                    Total Technology                      80,809,871
                                    ------------------------------------------------

   Transportation (3.3%)
          165,000             Atlantic Southeast Airlines, Inc........     6,270,000
           45,000             Coach USA, Inc.*........................     2,134,688
          206,600             Royal Caribbean Cruises Ltd.............    14,126,275
                                    ------------------------------------------------
                                    Total Transportation                  22,530,963
                                    ------------------------------------------------
      Utilities (9.2%)
          175,300             AES Corporation*........................     9,674,369
          220,300             Allegheny Power System, Inc.............     6,746,687
          157,800             CMS Energy Corporation..................     6,893,887
          229,600             El Paso Natural Gas Company.............     8,480,850
          148,000             MCN Corporation.........................     5,587,000
          248,100             MDU Resources Group, Inc................     8,605,969
          167,800             New Century Energies, Inc...............     7,970,500
          170,300             Pinnacle West Capital Corporation.......     7,535,775
                                    ------------------------------------------------
                                    Total Utilities                       61,495,037
                                    ------------------------------------------------

                                    ------------------------------------------------
                                    Total Common Stocks
                                    (cost basis $546,972,153).........   664,140,067
                                    ------------------------------------------------

Par Value                     Short-Term Obligations (1.8%)
======================================================================
       $7,000,000             Exxon Asset Management, 5.47%, 5/4/98...     6,996,809
        1,529,589             General Mills Corporation**.............     1,529,589
        2,831,269             Pitney Bowes Credit Corporation**.......     2,831,269
          696,827             Sara Lee Corporation**..................       696,827
                                    ------------------------------------------------
                                    Total Short-Term Obligations
                                    (amortized cost basis $12,054,494)    12,054,494
                                    ------------------------------------------------

                                    ------------------------------------------------
                                    TOTAL INVESTMENTS (100.0%)
                                    (amortized cost basis $559,026,647) $676,194,561
                                    ------------------------------------------------

 * Non-income producing security
** Variable rate demand note

The accompanying notes to the financial statements are an integral part of this schedule.

32  The AAL Mutual Funds Annual Report

The AAL International Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Investment Objective
The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign securities.

Shares              Common Stocks (64.1%)               Industry                Market Value
============================================================================================
Argentina (0.4%)
          87,500    Cresud SA...........................Food & Agriculture       $  175,035
         454,629    Ledesma S.A.I.C.....................Food & Agriculture          413,795
                                                   ----------------------------------------
                                                   Total Argentina                  588,830
                                                   ----------------------------------------
Australia (0.5%)
         850,000    Spotless Services Limited (1).......Commercial Services         698,311
                                                   ----------------------------------------
                                                   Total Australia                  698,311
                                                   ----------------------------------------
Austria (1.1%)
          16,500    VAE AG..............................Transportation            1,590,157
                                                   ----------------------------------------
                                                   Total Austria                  1,590,157
                                                   ----------------------------------------
Belgium (1.1%)
           6,500    Deceuninck Plastics Industries SA...Building Materials        1,600,734
                                                   ----------------------------------------
                                                   Total Belgium                  1,600,734
                                                   ----------------------------------------
Canada (1.7%)
          45,000    Canadian Pacific, Ltd...............Conglomerate              1,324,687
          10,000    Franco-Nevada Mining Corp., Ltd.....Gold                        244,704
          45,000    Noranda, Inc........................Conglomerate                928,127
                                                   ----------------------------------------
                                                   Total Canada                   2,497,518
                                                   ----------------------------------------
Denmark (0.4%)
          10,000    Carlsberg International A/S 'B'.....Consumer Products           622,525
                                                   ----------------------------------------
                                                   Total Denmark                    622,525
                                                   ----------------------------------------

Finland (0.4%)
           7,000    Vaisala 'Oy' A......................Technology                  603,891
                                                   ----------------------------------------
                                                   Total Finland                    603,891
                                                   ----------------------------------------
France (9.7%)
           5,000    Compagnie Generale des Eaux (1).....Utilities                   928,926
           3,000    Conflandey SA.......................Metals & Minerals           164,515
           5,000    Elf Aquitaine (1)...................Energy                      655,566
          15,000    Emin Leydier........................Forest Products & Paper   1,091,281
          12,000    Eramet..............................Metals & Minerals           602,223
           4,000    Eurafrance (1)......................Holding Company           2,246,706
           3,000    Europe 1 Communication (1)..........Media                       777,706
           7,000    FIMALAC SA (1)......................Holding Company             802,632
           5,500    Gaumont SA..........................Media                       424,996

The accompanying notes to the financial statements are an integral part of this schedule.

                                          The AAL Mutual Funds Annual Report  33

The AAL International Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares        Common Stocks (64.1%)                               Industry                   Market Value
=========================================================================================================
France (9.7%) - continued
    5,500     Groupe Didot-Bottin (1)............................ Media                       $   776,875
    4,500     Groupe NSC......................................... Capital Goods                   698,440
    7,000     Marine-Wendel SA (1)............................... Holding Company               1,244,662
    2,500     Promodes C.I. (1).................................. Distribution                    831,713
    7,500     Rougier SA......................................... Forest Products & Paper         533,426
    3,000     Sabeton SA......................................... Holding Company                 349,968
    1,500     Societe Sucriere de Pithiviers-Le-Vieil (1)........ Food & Agriculture              795,154
    3,364     Taittinger C.I. (1)................................ Consumer Products             1,540,093
                                                                -----------------------------------------
                                                                Total France                   14,464,882
                                                                =========================================

Germany (5.9%)
    1,500     Axel Springer Verlag AG (1)........................ Media                         1,333,315
   15,000     Bayer AG (1)....................................... Chemicals                       668,747
   10,000     Bertelsmann AG D.R.C. (1).......................... Media                         1,242,755
    6,500     Buderus AG (1)..................................... Capital Goods                 3,057,289
   80,000     Gerresheimer Glas AG (1)........................... Capital Goods                 1,156,933
   35,000     IVG Holding AG (1)................................. Real Estate                   1,349,755
                                                                -----------------------------------------
                                                                Total Germany                   8,808,794
                                                                =========================================

Hong Kong (1.9%)
6,305,959     CDL Hotels International Ltd....................... Real Estate                   1,933,469
1,500,000     Shaw Brothers Limited.............................. Media                           871,418
                                                                -----------------------------------------
                                                                Total Hong Kong                 2,804,887
                                                                =========================================

Israel (0.6%)
   296,000    Super-Sol.......................................... Retail Store                    931,843
                                                                -----------------------------------------
                                                                Total Israel                      931,843
                                                                =========================================

Italy (0.9%)
   35,000     Arnoldo Mondarori Editore SpA...................... Media                           395,144
1,000,000     Montedison SpA* (non-convertable saving share)..... Conglomerate                    911,990
                                                                -----------------------------------------
                                                                Total Italy                     1,307,134
                                                                =========================================

Japan (16.0%)
  250,000     Aida Engineering Ltd. (1).......................... Capital Goods                   993,340
   70,700     Chofu Seisakusho (1)............................... Consumer Products             1,027,352
   45,000     Fuji Photo Film Co., Ltd. ADR (1).................. Consumer Products             1,636,875
  300,000     Hanshin Electric Railway Co., Ltd.................. Transportation                  928,631
   10,000     Hitachi, Ltd. ADR.................................. Technology                      722,500
  350,000     Iino Kaiun Kaisha, Ltd............................. Transportation                  688,716
   30,000     Ito-Yokado Co., Ltd. (1)........................... Distribution                  1,555,286
  250,000     Nisshinbo Industries, Inc. (1)..................... Consumer Products             1,133,353
  115,000     Nittetsu Mining Co., Ltd........................... Metals & Minerals               449,974


The accompanying notes to the financial statements are an integral part of this schedule.

34   The AAL Mutual Funds Annual Report

The AAL International Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998


Shares           Common Stocks (64.1%)                                   Industry                 Market Value
==============================================================================================================
Japan (16.0%) - continued
     225,000     Okumura Corporation....................................  Services                 $   834,406
      35,000     Secom Co., Ltd. (1)....................................  Services                   2,066,147
      75,000     Shimano, Inc. (1)......................................  Consumer Products          1,646,106
     100,000     Shiseido Company Ltd. (1)..............................  Consumer Products          1,320,669
     123,000     Shoei Co., Ltd.........................................  Holding Company              789,404
     127,000     Sotoh Co., Ltd.........................................  Consumer Products            874,669
     150,000     Tachi-S Co. Limited....................................  Automotive                   794,672
      50,000     T. Hasegawa Co., Ltd. (1)..............................  Consumer Products          1,044,426
     300,000     The Dai-Tokyo Fire & Marine Insurance Co., Ltd. (1)....  Insurance                  1,101,188
     185,000     The Koa Fire & Marine Insurance Co., Ltd...............  Insurance                    791,077
     250,000     The Nichido Fire & Marine Insurance Co., Ltd. (1)......  Insurance                  1,341,482
      85,000     The Tokio Marine & Fire Insurance Co., Ltd.............  Insurance                    926,360
      12,000     Toho Co., Ltd. (1).....................................  Media                      1,261,485
                                                                       ---------------------------------------
                                                                       Total Japan                  23,928,118
                                                                       =======================================

Luxembourg (0.7%)
      35,000     Minorco SA ADR.........................................  Metals & Minerals            673,750
         117     Socfinasia.............................................  Food & Agriculture           394,918
                                                                       ---------------------------------------
                                                                       Total Luxembourg              1,068,668
                                                                       =======================================

Mexico (1.0%)
     385,000     Industrias Penoles S.A. de C.V.........................  Metals & Minerals          1,555,510
                                                                       ---------------------------------------
                                                                       Total Mexico                  1,555,510
                                                                       =======================================

Netherlands (1.6%)
      35,000     Apothekers Cooperatie OPG U.A..........................  Health Care                1,082,653
      55,000     European City Estates NV...............................  Real Estate                  713,190
       7,000     Philips Electronics NV ADR.............................  Electronics                  630,000
                                                                       ---------------------------------------
                                                                       Total Netherlands             2,425,843
                                                                       =======================================

New Zealand (1.6%)
   1,000,000     Carter Holt Harvey Limited.............................  Forest Products & Paper    1,327,999
   1,000,000     Shortland Properties Limited...........................  Real Estate                  427,849
   1,604,825     Tasman Agriculture Limited.............................  Food & Agriculture           695,540
                                                                       ---------------------------------------
                                                                       Total New Zealand             2,451,388
                                                                       =======================================

Norway (0.4%)
      35,000     Schibsted A/S/A........................................  Media                        666,398
                                                                       ---------------------------------------
                                                                       Total Norway                    666,398
                                                                       =======================================

Portugal (0.5%)
      10,000     Companhia de Celulose do Caima SA......................  Forest Products & Paper      152,215
      25,000     Espirito Santo Financial Holdings SA ADR...............  Financial Services           645,312
                                                                       ---------------------------------------
                                                                       Total Portugal                  797,527
                                                                       =======================================

The accompanying notes to the financial statements are an integral part of this schedule.
                                          The AAL Mutual Funds Annual Report  35

The AAL International Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998


Shares                 Common Stocks (64.1%)                                           Industry            Market Value
==========================================================================================================================
Singapore (1.7%)
         475,000       Clipsal Industries Ltd........................................  Building Materials   $   684,000
         469,500       Delgro Corporation Limited....................................  Transportation           539,655
         499,000       Intraco Ltd...................................................  Distribution             261,570
         150,000       Singapore Bus Service Ltd.....................................  Transportation            72,471
         650,000       Thakral Corporation Ltd.......................................  Manufacturing            289,250
         450,000       Times Publishing Ltd..........................................  Media                    773,020
                                                                                       -----------------------------------
                                                                                       Total Singapore        2,619,966
                                                                                       -----------------------------------
South Korea (0.6%)
          12,180       Dongah Tire Industry Company..................................  Automotive               492,121
          20,000       LG Industrial Systems.........................................  Capital Goods             76,319
           3,750       Nam Yang Dairy Products Company...............................  Consumer Products        252,525
           7,000       Woong Jin Publishing Company..................................  Media                    108,941
                                                                                       -----------------------------------
                                                                                       Total South Korea        929,906
                                                                                       -----------------------------------
Spain (0.8%)
           1,500       Corporacion Financiera Alba SA................................  Holding Company          185,316
         115,000       Energia e Industrias Aragonesas SA............................  Chemicals              1,003,510
                                                                                       -----------------------------------
                                                                                       Total Spain            1,188,826
                                                                                       -----------------------------------
Sweden (1.1%)
          12,000       AssiDoman AB..................................................  Holding Company          322,531
          10,000       Investor ABB..................................................  Holding Company          564,687
          55,000       IRO AB........................................................  Capital Goods            824,417
                                                                                       -----------------------------------
                                                                                       Total Sweden           1,711,635
                                                                                       -----------------------------------
Switzerland (7.8%)
             205       Bank for International Settlements (U.S. tranche).............  Gold-Related           1,339,423
           5,500       Edipresse S.A.................................................  Media                  1,760,117
           3,000       Kuehne & Nagel International AG Bearer (1)....................  Transportation         2,400,160
             175       Lindt & Spruengli AG PC.......................................  Consumer Products        382,692
             700       Nestle SA.....................................................  Consumer Products      1,358,091
             610       Sairgroup AG D.R.C............................................  Transportation           158,611
           6,000       Sika Finanz AG Bearer (1).....................................  Building Materials     2,400,160
           5,000       Societe Generale d Affichage S.A. D.R.C. (1)..................  Media                  1,900,127
                                                                                       -----------------------------------
                                                                                       Total Switzerland     11,699,381
                                                                                       -----------------------------------
 Thailand (0.4%)
         100,000       Oriental Hotel PCL............................................  Real Estate              605,042
                                                                                       -----------------------------------
                                                                                       Total Thailand           605,042
                                                                                       -----------------------------------


The accompanying notes to the financial statements are an integral part of this schedule.

36   The AAL Mutual Funds Annual Report

SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998


Shares                    Common Stocks (64.1%)                                   Industry              Market Value
====================================================================================================================
United Kingdom (4.1%)
       335,000            Antofagasta Holdings plc............................    Investment Company      $1,829,055
       150,000            Berisford plc (1)...................................    Consumer Products          561,873
       215,000            Lonrho plc..........................................    Conglomerate             1,561,267
       300,000            McBride plc.........................................    Consumer Products          983,278
       375,000            Royal Doulton plc...................................    Consumer Products        1,282,400
                                                                          ------------------------------------------
                                                                          Total United Kingdom             6,217,873
                                                                          ==========================================
Miscellaneous (1.2%)
        35,000            Banco Latinoamerican de Exportaciones SA Class E....    Financial Services       1,251,250
        30,000            North European Oil Royalty Trust....................    Energy                     472,500
                                                                          ------------------------------------------
                                                                          Total Miscellaneous              1,723,750
                                                                          ==========================================

                                                                          ------------------------------------------
                                                                          Total Common Stocks
                                                                          (cost basis $97,020,731)        96,109,337
                                                                          ==========================================

                          Preferred Stocks (7.3%)
                          ====================================================
         4,807            Cheil Jedang Corporation, Common Rights, South Korea    Conglomerate                21,580
        25,030            Cheil Jedang Corporation, South Korea...............    Conglomerate                73,227
        25,000            Freeport-McMoran Copper & Gold, Inc.,
                          Preferred Series Gold, United States................    Gold-Related               628,125
        40,000            Freeport-McMoran Copper & Gold, Inc.,
                          Preferred Series II, United States..................    Gold-Related               895,000
        33,500            Freeport-McMoran Copper & Gold, Inc.,
                          Prefered Series Silver, United States...............    Gold-Related               670,000
        18,500            Hornbach Holding AG, Germany........................    Distribution             1,799,069
       248,474            Independent Press Communications Ltd.,
                          New Zealand (1).....................................    Media                    1,277,093
        27,375            Korean Air Lines, South Korea.......................    Transportation              41,989
        10,000            Legrand ADP, France.................................    Capital Goods            1,703,309
        53,533            LG Electronics Co., Ltd., South Korea...............    Electronics                193,864
         5,500            Sagem ADP, France...................................    Electronics              1,745,684
           222            Samsung Electronics Co., Ltd., Common Rights,
                          South Korea.........................................    Electronics                  4,286
         2,800            Samsung Electronics Co., Ltd., South Korea..........    Electronics                 48,709
        70,896            Ssangyong Cement Industries, South Korea............    Building Materials         103,174
         3,000            Suedzucker AG, Germany (1)..........................    Consumer Products        1,742,086
                                                                          ------------------------------------------
                                                                          Total Preferred Stocks
                                                                          (cost basis $11,447,749)        10,947,195
                                                                          ==========================================
                                                                          ------------------------------------------
                                                                          Total Equities
                                                                          (cost basis $108,468,480)      107,056,532
                                                                          ==========================================

The accompanying notes to the financial statements are an integral part of this schedule.
                                      The AAL Mutual Funds Annual Report      37

The AAL International Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Par Value            Long-Term Fixed-Income Obligations (8.6%)                 Currency              Market Value
=================================================================================================================
Bonds and Notes
        500,000      Air Canada Variable Rate Perpetual Notes,
                     6.25%, 3/29/2049........................................  Deutsche Mark           $  187,389

        435,000      Carlsberg Finance, 7.00%, 2/26/2013.....................  Pound Sterling             744,701

      2,500,000      Queensland Treasury Corporation, 8.00%, 9/14/2007 (1)...  Australian Dollar        1,840,639

        350,000      Republic of New Zealand, 10.00%, 3/15/2002 (1)..........  New Zealand Dollar         211,102

      2,000,000      Trans Power Finance Limited, 8.00%, 3/15/2002 (1).......  New Zealand Dollar       1,105,686

Convertible Bonds
          3,000      Alcatel Alsthom, 2.50%, 1/1/2004........................  French Franc               527,444

        350,000      BAA plc, 5.75%, 3/29/2006...............................  Pound Sterling             702,341

        550,000      Berisford plc, 5.00%, 1/31/2015.........................  Pound Sterling             873,746

            611      Gaumont SA, 3.75%, 1/1/2003.............................  French Franc                57,468

         11,250      Immobiliere Hoteliere, 5.00%, 1/1/2001..................  French Franc               429,608

        750,000      InterTAN, Inc., 9.00%, 8/3/2000.........................  Canadian Dollar            647,591

        250,000      Lonrho Finance, 6.00%, 2/27/2004........................  Pound Sterling             388,796

     50,000,000      Nippon Yusen Kabushiki, 2.00%, 9/29/2000................  Japanese Yen               399,228

U.S. Dollar Bonds and Notes
    $   580,100      Federal Republic of Brazil Capitalization Bond,
                     8.00%, 4/15/2014........................................                             480,033

        500,000      Federal Republic of Brazil Debt Conversion Bond,
                     Floating Rate Note, 6.75%, 4/15/2012....................                             396,875

        150,000      IRSA Inversiones 4 Representaciones S.A., 4.50%, 8/2/2003                            168,750

        230,000      IRSA Inversiones 4 Representaciones S.A., 4.50%, 8/2/2003                            258,750

      1,000,000      United Mexican States Discount Floating Rate Note A,
                     6.6925%, 12/31/2019.....................................                             935,000

        250,000      United Mexican States Discount Floating Rate Note B,
                     6.8359%, 12/31/2019.....................................                             233,750

                     (1,920,000 United Mexican States Oil Recovery Rights)

        250,000      Yangming Marine Transport Corporation,
                     2.00%, 10/6/2001........................................                             286,875

U.S. Dollar Convertible Bonds
        525,000      Cheil Jedang Corporation, 3.00%, 12/31/2006.............                             569,625

        250,000      Medya International Ltd., 10.00%, 6/28/2001.............                             187,500

      1,150,000      Scandinavian Broadcasting System SA, 7.25%, 8/1/2005....                           1,311,000

                                                                  ------------------------------------------------
                                                                  Total Long-Term Fixed-Income Obligations
                                                                  (amortized cost basis $12,470,987)   12,943,897
                                                                  ------------------------------------------------
                                                                  ------------------------------------------------
                                                                  Total Long-Term Investments
                                                                  (amortized cost basis $120,939,467) 120,000,429
                                                                  ------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.


38   The AAL Mutual Funds Annual Report

The AAL International Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Par Value      Commercial Paper (20.0%)                                                   Market Value
======================================================================================================
$  804,000     American Home Products, Inc., 5.50%, 5/1/98...........................     $    804,000
 1,124,000     BMW US Capital, Inc., 5.51%, 5/4/98...................................        1,123,484
 5,664,000     Pearson, Inc., 5.50%, 5/20/98.........................................        5,647,559
 5,020,000     Rayonier, Inc., 5.67%, 5/12/98........................................        5,011,303
 7,000,000     Raytheon, Inc., 5.67%, 5/1/98.........................................        7,000,000
 4,476,000     Raytheon, Inc., 5.67%, 5/4/98.........................................        4,470,887
 6,035,000     Toshiba Capital Asia, 5.53%, 5/6/98...................................        6,030,364

                                                   ---------------------------------------------------
                                                   Total Commercial Paper
                                                   (amortized cost $30,087,597)             30,087,597
                                                   ---------------------------------------------------
                                                   ---------------------------------------------------
                                                   TOTAL INVESTMENTS (100.0%)
                                                   (amortized cost basis $151,027,064)    $150,088,026
                                                   ---------------------------------------------------

*Non-income producing security

(1) Security pledged as collateral for forward currency contracts

The accompanying notes to the financial statements are an integral part of this schedule.

                                          The AAL Mutual Funds Annual Report  39

The AAL Capital Growth Fund         SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Investment Objective

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Shares         Common Stock (94.2%)                                                       Market Value
======================================================================================================
Basic Materials (0.6%)
   156,500     Eastman Chemical Company...............................................    $ 10,759,375
   101,500     Praxair, Inc...........................................................       5,106,719
                                                            ------------------------------------------
                                                            Total Basic Materials           15,866,094
                                                            ==========================================

Capital Goods (8.3%)
   157,700     Avery Dennison Corporation.............................................       8,259,538
   125,100     Caterpillar, Inc.......................................................       7,122,881
   248,500     Deere & Company........................................................      14,521,719
 1,091,700     General Electric Company...............................................      92,930,963
   294,600     Herman Miller, Inc.....................................................       8,893,237
   146,700     Honeywell, Inc.........................................................      13,661,438
   516,200     Illinois Tool Works Incorporated.......................................      36,392,100
   146,000     Owens Illinois, Inc.*..................................................       5,776,125
    94,700     PACCAR, Inc............................................................       5,622,812
   209,600     The Boeing Company.....................................................      10,493,100
   210,400     Thiokol Corporation....................................................      11,335,300
   195,600     United Technologies Corporation........................................      19,254,375
                                                            ------------------------------------------
                                                            Total Capital Goods            234,263,588
                                                            ==========================================

Communication Services (2.3%)
   636,800     Ameritech Corporation..................................................      27,103,800
   323,200     Bell Atlantic Corporation..............................................      30,239,400
   126,200     Sprint Corporation.....................................................       8,621,037
                                                            ------------------------------------------
                                                            Total Communication Services    65,964,237
                                                            ==========================================

Consumer Cyclicals (7.4%)
   336,500     Costco Companies, Inc..................................................      18,801,937
   156,500     Family Dollar Stores, Inc..............................................       5,321,000
   317,600     Gannett Company, Inc...................................................      21,576,950
   647,900     Harley-Davidson, Inc...................................................      23,324,400
   522,000     Pier 1 Imports, Inc....................................................      13,767,750
   935,900     Ross Stores, Inc.......................................................      43,343,869
   593,100     Service Corporation International......................................      24,465,375
   499,400     Tiffany and Company....................................................      22,722,700
   208,800     The New York Times Company Class A.....................................      14,811,750
   102,800     The Times Mirror Company...............................................       6,290,075
   891,450     U.S. Office Products Company*..........................................      15,767,522
                                                            ------------------------------------------
                                                            Total Consumer Cyclicals       210,193,328
                                                            ==========================================

The accompanying notes to the financial statements are an integral part of this schedule.

40  The AAL Mutual Funds Annual Report

The AAL Capital Growth Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares         Common Stock (94.2%)                                                       Market Value
======================================================================================================
Consumer Staples (21.8%)
   417,800     Alberto-Culver Company.................................................    $ 12,272,875
   347,600     Bestfoods..............................................................      19,074,550
 1,448,600     Comcast Corporation....................................................      51,877,987
    43,450     Corn Products International, Inc.*.....................................       1,547,906
 1,450,200     Cox Communications, Inc.*..............................................      64,715,175
   105,200     Dean Foods Company.....................................................       4,931,250
   600,000     General Mills, Inc.....................................................      40,537,500
   568,500     General Nutrition Companies, Inc.*.....................................      20,394,937
   275,600     Gillette Company.......................................................      31,814,575
   326,400     PepsiCo, Inc...........................................................      12,954,000
 1,317,200     Philip Morris Companies, Inc...........................................      49,148,025
   683,400     Procter & Gamble Company...............................................      56,166,937
   519,800     Safeway, Inc.*.........................................................      19,882,350
   210,300     TCI Satellite Entertainment, Inc.*.....................................       1,656,113
 1,374,794     Tele-Communications, Inc.*.............................................      44,337,107
 1,572,412     Tele-Communications Ventures Group*....................................      25,649,971
   192,800     The Walt Disney Company................................................      23,967,450
   172,300     Time Warner, Inc.......................................................      13,525,550
 1,657,849     U.S. West Media Group*.................................................      62,583,800
 1,833,500     Walgreen Company*......................................................      63,255,750
                                                            ------------------------------------------
                                                            Total Consumer Staples         620,293,808
                                                            ==========================================

Energy (8.1%)
   312,800     Baker Hughes, Inc......................................................      12,668,400
   304,900     British Petroleum Company plc ADR......................................      28,813,050
   313,500     CalEnergy Company, Inc.*...............................................      10,227,938
   217,200     Chevron Corporation....................................................      17,959,725
   157,400     Columbia Energy Group..................................................      12,788,750
   400,000     ENSCO International, Incorporated......................................      11,300,000
 1,046,300     Exxon Corporation......................................................      76,314,506
   361,700     Halliburton Company....................................................      19,893,500
   700,800     Royal Dutch Petroleum Company ADR......................................      39,639,000
                                                            ------------------------------------------
                                                            Total Energy                   229,604,869
                                                            ==========================================

Financials (18.5%)
   386,700     American Express Company...............................................      39,443,400
   665,450     American International Group, Inc......................................      87,548,266
    56,500     Associates First Capital Corporation...................................       4,223,375
   225,800     CIGNA Corporation......................................................      46,726,487
    54,700     Conseco, Inc...........................................................       2,714,488
   659,600     Fannie Mae.............................................................      39,493,550
   513,776     First Chicago Corporation..............................................      47,716,946
    26,300     Hartford Life, Inc.....................................................       1,300,206
   159,700     Household International, Inc...........................................      20,990,569
   616,262     MBNA Corporation.......................................................      20,875,875
   509,600     MGIC Investment Corporation............................................      32,104,800

The accompanying notes to the financial statements are an integral part of this schedule.

                                          The AAL Mutual Funds Annual Report  41

The AAL Capital Growth Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares       Common Stocks (94.2%)                       Market Value
===========================================================================
Financials (18.5%) - continued
    377,500  J.P. Morgan & Company......................  $ 49,546,875
    463,300  National City Corporation..................    32,083,525
    584,600  Nationsbank Corporation....................    44,283,450
     91,000  Northern Trust Corporation.................     6,643,000
    225,740  Starwood Hotels & Resorts..................    11,329,326
    644,700  Travelers Group, Inc.......................    39,447,581
                                       ----------------------------------
                                       Total Financials    526,471,719
                                       ----------------------------------
Health Care (11.1)
    173,900  Elan Corporation plc ADR*..................    10,803,538
    523,300  Eli Lilly & Company........................    36,402,056
    614,200  Johnson & Johnson..........................    43,838,525
    453,100  Medtronic, Inc.............................    23,844,388
    727,900  Merck & Co., Inc...........................    87,711,950
    584,300  Pfizer Incorporated........................    66,500,644
    316,700  Schering-Plough Corporation................    25,375,587
    302,000  Wellpoint Health Networks Inc.*............    21,781,750
                                       ----------------------------------
                                       Total Health Care   316,258,438
                                       ----------------------------------
 Technology (14.8%)
    802,800  ADC Telecommunications, Inc.*..............    24,033,825
      7,500  At Home Corporation*.......................       249,844
    722,500  Automatic Data Processing, Inc.............    48,362,344
    305,250  Cisco Systems, Inc.*.......................    22,359,563
    420,700  Cognos, Incorporated*......................    11,582,376
    229,275  Computer Associates International, Inc.....    13,426,917
    607,566  First Data Corporation.....................    20,581,298
    136,300  Gateway 2000, Inc.*........................     7,999,106
    369,700  HBO & Company..............................    22,112,681
    165,300  Hewlett-Packard Company....................    12,449,156
    518,300  Intel Corporation..........................    41,885,119
    791,424  Lucent Technologies, Inc...................    60,247,152
    749,200  Microsoft Corporation*.....................    67,521,650
    348,900  National Data Corporation..................    14,239,481
    220,800  Quantum Corporation*.......................     5,188,800
    284,700  Seagate Technology, Inc.*..................     7,597,931
    518,700  Tellabs, Inc.*.............................    36,762,863
    147,300  Western Digital Corporation*...............     2,909,175
                                       ----------------------------------
                                       Total Technology    419,509,281
                                       ----------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

42  The AAL Mutual Funds Annual Report

The AAL Capital Growth Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998


Shares             Common Stocks (94.2%)                             Market Value
=========================================================================================
Transportation (1.1%)
          83,400   CNF Transportation, Inc.......................  $    3,221,325
       1,023,450   Southwest Airlines Company....................      28,080,909
                                ----------------------------------------------------
                                Total Transportation                   31,302,234
                                ----------------------------------------------------
Utilities (0.2%)
         225,700   Entergy Corporation                                  5,614,288
                                ----------------------------------------------------
                                Total Utilities                         5,614,288
                                ----------------------------------------------------
                                ----------------------------------------------------
                                Total Common Stocks
                                (cost basis $1,401,425,468)         2,675,341,884
                                ----------------------------------------------------
Par Value          Short-Term Obligations (5.8%)
===================================================================
     $24,000,000   Exxon Asset Management 5.47%  5/4/98..........      23,989,060
       1,805,192   General Mills Corporation**...................       1,805,192
      17,500,000   General Motors Acceptance Corp. 5.48%  5/7/98.      17,484,017
      36,000,000   Merrill Lynch & Co., Inc. 5.51%  5/20/98......      35,895,310
      17,000,000   Merrill Lynch & Co., Inc. 5.51%  5/26/98......      16,934,951
      20,000,000   Merrill Lynch & Co., Inc. 5.50%  6/9/98.......      19,880,833
       2,673,463   Pitney Bowes Credit Corporation**.............       2,673,463
       2,612,972   Sara Lee Corporation**........................       2,612,972
       9,500,000   Toyota Motor Credit Corporation 5.49%  5/5/98.       9,494,205
      13,800,000   Toyota Motor Credit Corporation 5.49%  5/12/98      13,776,851
      20,000,000   Toyota Motor Credit Corporation 5.49%  5/15/98      19,957,300
       1,010,398   Wisconsin Electric Power Company**............       1,010,398
                                ----------------------------------------------------
                                Total Short-Term Obligations
                                (amortized cost basis $165,514,552)   165,514,552
                                ----------------------------------------------------
                          ----------------------------------------------------------
                          TOTAL INVESTMENTS (100.0%)
                          (amortized cost basis $1,566,940,020)    $2,840,856,436
                          ----------------------------------------------------------
* Non-income producing security
** Variable rate demand note

The accompanying notes to the financial statements are an integral part of this schedule.

                                         The AAL Mutual Funds Annual Report   43

The AAL Equity Income Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

    Investment Objective
The Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.


Shares          Common Stocks (92.1%)                             Market Value
==============================================================================

Basic Materials (2.7%)
   62,000       Calgon Carbon Corporation........................  $   751,750
   26,000       Crown Cork & Seal Company, Inc...................    1,353,625
   13,000       E.I. du Pont de Nemours and Company..............      946,563
   36,000       Olin Corporation.................................    1,685,250
   38,000       Oregon Steel Mills, Inc..........................      902,500
                                  --------------------------------------------
                                  Total Basic Materials              5,639,688
                                  --------------------------------------------
Capital Goods (9.5%)
   64,000       AlliedSignal, Inc................................    2,804,000
   21,000       Corning Incorporated.............................      840,000
   47,000       Emerson Electric Company.........................    2,990,375
   22,000       Fluor Corporation................................    1,039,500
   17,000       Lockheed Martin Corporation......................    1,893,375
   20,000       Pitney Bowes, Inc................................      960,000
   22,000       Tenneco, Inc.....................................      947,375
   57,000       The B.F. Goodrich Company........................    3,067,313
   44,000       The Boeing Company...............................    2,202,750
   31,000       United Technologies Corporation..................    3,051,562
                                  --------------------------------------------
                                  Total Capital Goods               19,796,250
                                  --------------------------------------------
Communication Services (15.0%)
   55,000       Airtouch Communications, Inc.*...................    2,921,875
   69,740       Ameritech Corporation............................    2,968,309
   28,300       Bell Atlantic Corporation........................    2,647,819
   90,000       Cable & Wireless plc ADR.........................    3,161,250
   35,000       GTE Corporation..................................    2,045,312
  119,000       MCI Communications Corporation...................    5,987,187
   70,370       SBC Communications Incorporated..................    2,915,957
   30,000       Telecomunicacoes Brasileiras S/A-Telebras ADR....    3,654,375
   30,200       Telefonica de Espana ADR.........................    3,773,112
   30,200       Telefonica de Espana ADR Rights*.................       67,950
   22,000       Teleport Communications Group Inc.*..............    1,185,250
                                  --------------------------------------------
                                  Total Communication Services      31,328,396
                                  --------------------------------------------
Consumer Cyclicals (6.1%)
   23,000       Chrysler Corporation.............................      924,313
   52,000       Cincinnati Bell, Inc.............................    1,989,000
   24,000       Dayton Hudson Corporation........................    2,095,500



The accompanying notes to the financial statements are an integral part of this schedule.


44     The AAL Mutual Funds Annual Report

The AAL Equity Income Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares        Common Stocks (92.1%)                                 Market Value
================================================================================
Consumer Cyclicals (6.1%) - continued
   17,000     Ford Motor Company.................................    $   778,813
   14,000     Gannett Company, Inc...............................        951,125
   33,000     Sears, Roebuck and Co..............................      1,957,312
   21,000     The Gap, Inc.......................................      1,080,187
   27,000     The Home Depot, Inc................................      1,879,875
   14,000     The New York Times Company Class A.................        993,125
                                       -----------------------------------------
                                       Total Consumer Cyclicals       12,649,250
                                       =========================================
Consumer Staples (6.9%)
   30,000     Avon Products, Inc.................................      2,465,625
   41,000     Flowers Industries, Inc............................        876,375
   14,000     Hershey Foods Corporation..........................      1,025,500
   16,000     Quaker Oats Company................................        832,000
   78,000     Rite Aid Corporation...............................      2,505,750
   30,000     Sara Lee Corporation...............................      1,786,875
   36,900     Tele-Communications, Inc.*.........................      1,190,025
   42,200     Tele-Communications Ventures Group*................        688,388
   78,800     U.S. West Media Group*.............................      2,974,700
                                       -----------------------------------------
                                       Total Consumer Staples         14,345,238
                                       =========================================
Energy (11.4%)
   21,000     British Petroleum Company plc ADR..................      1,984,500
   22,000     Coastal Corporation................................      1,571,625
   13,000     Columbia Energy Group..............................      1,056,250
   27,000     Consolidated Natural Gas Company...................      1,552,500
   19,000     Diamond Offshore Drilling, Inc.....................        961,875
   28,000     Exxon Corporation..................................      2,042,250
   19,000     H&R Block, Inc.....................................        855,000
   23,000     KeySpan Energy Corporation.........................        784,875
   26,000     Mobil Corporation..................................      2,054,000
   30,000     Noble Drilling Corporation*........................        969,375
   48,000     Questar Corporation................................      2,082,000
   46,440     R&B Falcon Corporation*............................      1,488,983
   30,000     Rowan Companies, Inc.*.............................        883,125
   33,000     Texaco, Inc........................................      2,029,500
   72,000     The Williams Companies, Inc........................      2,277,000
   20,000     Transocean Offshore, Inc...........................      1,117,500

                                       -----------------------------------------
                                       Total Energy                   23,710,358
                                       =========================================
Financials (18.3%)
   24,455     Associates First Capital Corporation...............      1,828,011
   31,900     Banc One Corporation...............................      1,876,119
   22,000     Chase Manhattan Corporation........................      3,048,375
   39,000     Conseco, Inc.......................................      1,935,375
   21,000     Crescent Real Estate Equities Company..............        716,625
   17,000     Crestar Financial Corporation......................      1,016,813


The accompanying notes to the financial statements are an integral part of this schedule.

                                       The AAL Mutual Funds Annual Report     45

The AAL Equity Income Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares         Common Stocks (92.1%)                              Market Value
==============================================================================
Financials (18.3%) - continued
  52,000       Duke Realty Investments, Inc......................  $ 1,238,250
  25,000       Equity Residential Properties Trust...............    1,228,125
  27,000       EXEL Limited......................................    2,016,563
  31,000       Fannie Mae........................................    1,856,125
  35,000       First Industrial Realty Trust, Inc................    1,137,500
  30,000       First Union Corporation...........................    1,811,250
  12,000       Fleet Financial Group, Inc........................    1,036,500
  41,000       Freddie Mac.......................................    1,898,812
  30,000       Mellon Bank Corporation...........................    2,160,000
  15,000       Mercantile Bancorporation, Inc....................      830,625
  23,000       Mercantile Bankshares Corporation.................      882,625
  13,000       National City Corporation.........................      900,250
  62,000       Patriot American Hospitality, Inc.................    1,565,500
  39,000       Simon DeBartolo Group, Inc........................    1,284,562
  93,581       Starwood Hotels & Resorts.........................    4,696,596
  25,000       Summit Bancorp....................................    1,253,125
  16,000       The Bank of New York Company, Inc.................      945,000
  13,000       Union Planters Corporation........................      799,500
                                         -------------------------------------
                                         Total Financials           37,962,226
                                         -------------------------------------
Health Care (6.0%)
  32,000       Elan Corporation plc ADR*.........................    1,988,000
  29,000       Eli Lilly & Company...............................    2,017,312
  29,000       Johnson & Johnson.................................    2,069,875
  39,000       Medtronic, Inc....................................    2,052,375
  17,000       Merck & Co., Inc..................................    2,048,500
  12,000       Warner Lambert Company............................    2,270,250
                                         -------------------------------------
                                         Total Health Care          12,446,312
                                         -------------------------------------
Technology (6.5%)
  96,000       ADC Telecommucations, Inc.*.......................    2,874,000
  78,000       First Data Corporation............................    2,642,250
  21,000       Intel Corporation.................................    1,697,062
  19,000       International Business Machines Corporation.......    2,201,625
  41,000       Kent Electronics Corporation*.....................      902,000
  41,222       Lucent Technologies, Inc..........................    3,138,025
                                         -------------------------------------
                                         Total Technology           13,454,962
                                         -------------------------------------
Utilities (9.7%)
  36,000       Ameren Corporation................................    1,426,500
  47,400       Boston Edison Company.............................    1,931,550
  73,000       Central & Southwest Corporation...................    1,902,562
  64,000       CMS Energy Corporation............................    2,796,000
  22,650       Consolidated Edison Company of New York...........    1,024,913
  65,000       Edison International..............................    1,937,812
  22,200       General Public Utilities Corporation..............      879,675


The accompanying notes to the financial statements are an integral part of this schedule.


46     The AAL Mutual Funds Annual Report

The AAL Equity Income Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares          Common Stocks (92.1%)                             Market Value
==============================================================================

Utilities (9.7%) - continued
    73,100      New Century Energies, Inc........................  $ 3,472,250
    56,000      PG&E Corporation.................................    1,813,000
    67,000      Pinnacle West Capital Corporation................    2,964,750
                             -------------------------------------------------
                             Total Utilities                        20,149,012
                             -------------------------------------------------

                             -------------------------------------------------
                             Total Common Stocks
                             (cost basis $152,644,294)             191,481,692
                             -------------------------------------------------

Par Value       Long-Term Fixed Income Obligations (3.2%)
=================================================================
$1,000,000      Potomac Electric Power 9.00% 4/15/2000...........    1,027,957
 1,650,000      Texas Utilities Electric 9.75% 5/1/2021..........    1,857,712
   500,000      U.S. Treasury Bond 7.50% 11/15/2016..............      581,563
 3,150,000      U.S. Treasury Note 6.875% 3/31/2000..............    3,220,875
                             -------------------------------------------------
                             Total Long-Term Fixed Income Obligations
                             (amortized cost basis $6,711,076)       6,688,107
                             -------------------------------------------------

                             -------------------------------------------------
                             Total Long-Term Investments
                             (amortized cost basis $159,355,370)   198,169,799
                             -------------------------------------------------

                Short-Term Obligations (4.7%)
                =================================================
 2,200,000      Cargill Incorporated 5.40% 5/1/98................    2,200,000
 1,744,043      General Mills Corporation**......................    1,744,043
 2,283,629      Pitney Bowes Credit Corporation**................    2,283,629
 2,503,446      Sara Lee Corporation**...........................    2,503,446
   302,476      Warner Lambert Incorporated**....................      302,476
   754,951      Wisconsin Electric Power Company**...............      754,951
                             -------------------------------------------------
                             Total Short-Term Obligations
                             (amortized cost basis $9,788,545)       9,788,545
                             -------------------------------------------------

                             -------------------------------------------------
                             TOTAL INVESTMENTS (100.0%)
                             (amortized cost basis $169,143,915)  $207,958,344
                             -------------------------------------------------

 *Non-income producing security
**Variable rate demand note

The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Annual Report         47

The AAL Balanced Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Investment Objective
The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.


Shares      Common Stocks (53.6%)                                 Market Value
==============================================================================

Basic Materials (0.3%)
   1,000    Eastman Chemical Company.............................   $   68,750
     700    Praxair, Inc.........................................       35,219
                                   -------------------------------------------
                                   Total Basic Materials               103,969
                                   -------------------------------------------

Capital Goods (4.7%)
   1,000    Avery Dennison Corporation...........................       52,375
     800    Caterpillar, Inc.....................................       45,550
   1,600    Deere & Company......................................       93,500
   7,000    General Electric Company.............................      595,875
   1,900    Herman Miller, Inc...................................       57,356
     900    Honeywell, Inc.......................................       83,813
   3,300    Illinois Tool Works Incorporated.....................      232,650
     900    Owens Illinois, Inc.*................................       35,606
     600    PACCAR, Inc..........................................       35,625
   1,300    The Boeing Company...................................       65,081
   1,400    Thiokol Corporation..................................       75,425
   1,300    United Technologies Corporation......................      127,969
                                   -------------------------------------------
                                   Total Capital Goods               1,500,825
                                   -------------------------------------------

Communication Services (1.3%)
   4,100    Ameritech Corporation................................      174,506
   2,100    Bell Atlantic Corporation............................      196,481
     800    Sprint Corporation...................................       54,650
                                   -------------------------------------------
                                   Total Communication Services        425,637
                                   -------------------------------------------

Consumer Cyclicals (4.2%)
   2,200    Costco Companies, Inc................................      122,925
   1,000    Family Dollar Stores, Inc............................       34,000
   2,000    Gannett Company, Inc.................................      135,875
   4,200    Harley-Davidson, Inc.................................      151,200
   3,400    Pier 1 Imports, Inc..................................       89,675
   6,000    Ross Stores, Inc.....................................      277,875
   3,800    Service Corporation International....................      156,750
   3,200    Tiffany and Company..................................      145,600
   1,300    The New York Times Company Class A...................       92,219
     700    The Times Mirror Company.............................       42,831
   5,700    U.S. Office Products Company*........................      100,819
                                   -------------------------------------------
                                   Total Consumer Cyclicals          1,349,769
                                   -------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

48     The AAL Mutual Funds Annual Report

The AAL Balanced Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares     Common Stocks (53.6%)                                   Market Value
===============================================================================
Consumer Staples (12.2%)
    2,700  Alberto-Culver Company...............................    $   79,313
    2,200  Bestfoods............................................       120,725
    9,300  Comcast Corporation..................................       333,056
      400  Corn Products International, Inc.*...................        14,250
    9,300  Cox Communications, Inc.*............................       415,013
      700  Dean Foods Company...................................        32,812
    2,600  General Mills, Inc...................................       175,663
    3,700  General Nutrition Companies, Inc.*...................       132,738
    1,800  Gillette Company.....................................       207,787
    2,100  PepsiCo, Inc.........................................        83,344
    8,500  Philip Morris Companies, Inc.........................       317,156
    4,400  Procter & Gamble Company.............................       361,625
    3,300  Safeway, Inc.*.......................................       126,225
    1,400  TCI Satellite Entertainment, Inc.*...................        11,025
    8,800  Tele-Communications, Inc.*...........................       283,800
   10,100  Tele-Communications Ventures Group*..................       164,756
    1,200  The Walt Disney Company..............................       149,175
    1,100  Time Warner, Inc.....................................        86,350
   10,700  U.S. West Media Group*...............................       403,925
   11,800  Walgreen Company*....................................       407,100
                                     -----------------------------------------
                                     Total Consumer Staples          3,905,838
                                     -----------------------------------------
Energy (4.6%)
    2,000  Baker Hughes, Inc....................................        81,000
    2,000  British Petroleum Company plc ADR....................       189,000
    2,000  CalEnergy Company, Inc.*.............................        65,250
    1,400  Chevron Corporation..................................       115,763
    1,000  Columbia Energy Group................................        81,250
    1,900  ENSCO International, Incorporated....................        53,675
    6,700  Exxon Corporation....................................       488,681
    2,300  Halliburton Company..................................       126,500
    4,500  Royal Dutch Petroleum Company ADR....................       254,531
                                     -----------------------------------------
                                     Total Energy                    1,455,650
                                     -----------------------------------------
Financials (10.7%)
    2,500  American Express Company.............................       255,000
    4,300  American International Group, Inc....................       565,719
      400  Associates First Capital Corporation.................        29,900
    1,500  CIGNA Corporation....................................       310,406
      400  Conseco, Inc.........................................        19,850
    4,200  Fannie Mae...........................................       251,475
    3,300  First Chicago Corporation............................       306,488
      200  Hartford Life, Inc...................................         9,887
    1,000  Household International, Inc.........................       131,437
    4,000  MBNA Corporation.....................................       135,500
    3,300  MGIC Investments Corporation.........................       207,900

The accompanying notes to the financial statements are an integral part of this schedule.

                                         The AAL Mutual Funds Annual Report   49

The AAL Balanced Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares                 Common Stocks (53.6%)                       Market Value
===============================================================================
Financials (10.7%) continued
       2,400           J.P. Morgan & Company.......................  $  315,000
       3,000           National City Corporation...................     207,750
       3,800           Nationsbank Corporation.....................     287,850
         600           Northern Trust Corporation..................      43,800
       1,408           Starwood Hotels & Resorts...................      70,664
       4,100           Travelers Group, Inc........................     250,869
                                       ----------------------------------------
                                       Total Financials               3,399,495
                                       ----------------------------------------
Health Care (6.4%)
       1,100           Elan Corporation plc ADR*...................      68,338
       3,400           Eli Lilly & Company.........................     236,513
       4,000           Johnson & Johnson...........................     285,500
       2,900           Medtronic, Inc..............................     152,612
       4,700           Merck & Co., Inc............................     566,350
       3,800           Pfizer Incorporated.........................     432,487
       2,000           Schering-Plough Corporation.................     160,250
       1,900           Wellpoint Health Networks Inc.*.............     137,037
                                       ----------------------------------------
                                       Total Health Care              2,039,087
                                       ----------------------------------------
Technology (8.5%)
       5,200           ADC Telecommunications, Inc.*...............     155,675
       4,600           Automatic Data Processing, Inc..............     307,913
       2,000           Cisco Systems, Inc.*.........................    146,500
       2,700           Cognos, Incorporated*.......................      74,334
       1,500           Computer Associates International, Inc......      87,844
       3,900           First Data Corporation......................     132,112
         900           Gateway 2000, Inc.*.........................      52,819
       2,400           HBO & Company...............................     143,550
       1,100           Hewlett-Packard Company.....................      82,844
       3,300           Intel Corporation...........................     266,681
       5,100           Lucent Technologies, Inc....................     388,237
       4,800           Microsoft Corporation*......................     432,600
       2,200           National Data Corporation...................      89,787
       1,400           Quantum Corporation*........................      32,900
       1,800           Seagate Technology, Inc.*...................      48,038
       3,300           Tellabs, Inc.*..............................     233,888
         900           Western Digital Corporation*................      17,775
                                       ----------------------------------------
                                       Total Technology               2,693,497
                                       ----------------------------------------
Transportation (0.6%)
         500           CNF Transportation, Inc.....................      19,312
       6,600           Southwest Airlines Company..................     181,088
                                       ----------------------------------------
                                       Total Transportation             200,400
                                       ----------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

50  The AAL Mutual Funds Annual Report

The AAL Balanced Fund - continued  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Shares              Common Stocks (53.6%)                                                        Market Value
==============================================================================================================
Utilities (0.1%)
      1,500         Entergy Corporation...........................................................    $37,312
                                                              ------------------------------------------------
                                                              Total Utilities                          37,312
                                                              ------------------------------------------------

                                                              ------------------------------------------------
                                                              Total Common Stocks
                                                              (cost basis $16,053,954)             17,111,479
                                                              ------------------------------------------------

Principal Amount    Long-Term Fixed-Income Obligations (29.8%)    Interest Rate    Maturity Date
==================================================================================================
U.S. Government Obligations (18.9%)
$ 5,500,000         U.S. Treasury Notes.................................. 7.500%   2/15/2005        6,036,250
                                                              ------------------------------------------------
                                                              Total U.S. Government Obligations     6,036,250
                                                              ------------------------------------------------
Corporate Obligations (10.9%)
    500,000         CNA Financial Corporation............................ 6.500    4/15/2005          499,031
    500,000         Computer Associates International***................. 6.375    4/15/2005          497,145
    500,000         GTE Corporation...................................... 6.940    4/15/2028          496,867
    500,000         Heller Financial, Inc................................ 6.250     3/1/2001          499,134
    500,000         Lehman Brothers Holding, Inc......................... 6.250     4/1/2003          497,190
    500,000         MCI Communications Corporation....................... 6.500    4/15/2010          492,671
    500,000         Sears Roebuck Acceptance Corporation................. 6.000    3/20/2003          493,892
                                                              ------------------------------------------------
                                                              Total Corporate Obligations           3,475,930
                                                              ------------------------------------------------

                                                              ------------------------------------------------
                                                              Total Long-Term Fixed Income Obligations
                                                              (amortized cost basis $9,585,939)       512,180
                                                              ------------------------------------------------

                    Short-Term Variable Rate Obligations (16.6%)
                    ==============================================================================
     67,912         American Family Insurance Company**...........................................     67,912
  1,240,427         General Mills Corporation**...................................................  1,240,427
  1,341,861         Pitney Bowes Credit Corporation**.............................................  1,341,861
  1,303,866         Sara Lee Corporation**........................................................  1,303,866
    214,139         Warner Lambert Incorporated**.................................................    214,139
  1,109,582         Wisconsin Electric Power Company**............................................  1,109,582
                                                              ------------------------------------------------
                                                              Total Short-Term Variable Rate Obligations
                                                              (amortized cost basis $5,277,787)     5,277,787
                                                              ------------------------------------------------

                                                              ------------------------------------------------
                                                              TOTAL INVESTMENTS (100%)
                                                              (amortized cost basis $30,917,680)  $31,901,446
                                                              ------------------------------------------------

  *Non-income producing security
 **Variable rate demand note
***144A security

The accompanying notes to the financial statements are an integral part of this schedule.

                                        The AAL Mutual Funds Annual Report    51

The AAL High Yield Bond Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Investment Objective

The Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high risk, high yield bonds commonly referred to as "junk bonds."

Principal
Amount      Long-Term Fixed-Income Obligations (98.8%)     Interest Rate      Maturity Date      Market Value
================================================================================================================
Auto Manufacturing(2.6%)
$  750,000  Talon Automotive*....................................  9.625%          5/1/2008        $  750,000
 1,000,000  Trident Automotive Group, Inc.*...................... 10.000         12/15/2005         1,065,000
 1,000,000  Walbro Corporation...................................  9.875          7/15/2005           995,000
                                           ---------------------------------------------------------------------
                                           Total Auto Manufacturing                                 2,810,000
                                           ---------------------------------------------------------------------
Basic Materials (5.1%)
   500,000  American Pad & Paper Company......................... 13.000         11/15/2005           506,250
   600,000  Four M Corporation................................... 12.000           6/1/2006           618,000
 1,000,000  Gaylord Container Corporation........................  9.375          6/15/2007           995,000
 1,000,000  Indah Kiat Finance Mauritius, Ltd.................... 10.000           7/1/2007           835,000
 1,000,000  Riverwood International Corporation.................. 10.250           4/1/2006         1,035,000
 1,000,000  Sweetheart Cup Company, Inc..........................  9.625           9/1/2000           995,000
   500,000  Sweetheart Cup Company, Inc.......................... 10.500           9/1/2003           500,000
                                           ---------------------------------------------------------------------
                                           Total Basic Materials                                    5,484,250
                                           ---------------------------------------------------------------------

Chemicals (3.7%)
 1,000,000  LaRoche Industries, Inc..............................  9.500          9/15/2007           995,000
 1,000,000  PCI Chemicals Canada, Inc............................  9.250         10/15/2007           987,500
 1,000,000  Sterling Chemicals, Inc.............................. 11.750          8/15/2006         1,005,000
 1,000,000  Trans-Resourses, Inc.*............................... 10.750          3/15/2008         1,020,000
                                           ---------------------------------------------------------------------
                                           Total Chemicals                                          4,007,500
                                           ---------------------------------------------------------------------

Construction (3.8%)
 1,000,000  American Builders & Contractors Supply Co., Inc...... 10.625          5/15/2007         1,035,000
 1,000,000  American Standard, Inc...............................  7.625          2/15/2010           972,500
   500,000  Fortress Group, Inc.................................. 13.750          5/15/2003           577,500
   750,000  JTM Industries, Inc.*................................ 10.000          4/15/2008           759,375
   750,000  Omega Cabinets, Ltd.................................. 10.500          6/15/2007           785,625
                                           ---------------------------------------------------------------------
                                           Total Construction                                       4,130,000
                                           ---------------------------------------------------------------------

Consumer Products (4.3%)
 1,000,000  Commemorative Brands, Inc............................ 11.000          1/15/2007         1,020,000
   500,000  Diamond Brands Operating Company*.................... 10.125          4/15/2008           505,000
 1,000,000  Doskocil Manufacturing Company, Inc.................. 10.125          9/15/2007         1,055,000
 1,000,000  Ekco Group, Inc......................................  9.250           4/1/2006         1,040,000
 1,000,000  Revlon Consumer Products Corporation*................  8.625           2/1/2008           997,500
                                           ---------------------------------------------------------------------
                                           Total Consumer Products                                  4,617,500
                                           ---------------------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

52  The AAL Mutual Funds Annual Report

The AAL High Yield Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998


Principal Amount  Long-Term Fixed-Income Obligations (98.8%)                          Interest Rate    Maturity Date    Market Value
====================================================================================================================================
Containers (1.0%)
$    1,000,000    Anchor Glass Containers Corporation........................................11.250%        4/1/2005      $1,100,000
                                                                       -------------------------------------------------------------
                                                                       Total Containers                                    1,100,000
                                                                       -------------------------------------------------------------
Energy (8.8%)
     1,000,000    Abraxas Petro Corporation*.................................................11.500        11/1/2004       1,042,500
     1,000,000    AEI Holdings Company*......................................................10.000       11/15/2007       1,042,500
       500,000    Amerigas Partners, L.P.....................................................10.125        4/15/2007         532,500
     1,000,000    Belco Oil & Gas Corporation................................................ 8.875        9/15/2007       1,010,000
       500,000    Chesapeke Energy Corporation*.............................................. 9.625         5/1/2005         503,125
     1,000,000    Clark Refining & Marketing Corporation..................................... 8.375       11/15/2007       1,010,000
       500,000    Octel Developments*........................................................10.000         5/1/2006         500,000
       500,000    Pride Petroleum Services, Inc.............................................. 9.375         5/1/2007         535,000
       750,000    Southwest Royalties, Inc...................................................10.500       10/15/2004         671,250
     1,000,000    Statia Terminals International N.V.........................................11.750       11/15/2003       1,060,000
     1,000,000    Transamerican Energy Corporation...........................................11.500        6/15/2002         975,000
       500,000    XCL Limited*...............................................................13.500         5/1/2004         605,000
                                                                       -------------------------------------------------------------
                                                                       Total Energy                                        9,486,875
                                                                       -------------------------------------------------------------
Financials (3.0%)
       750,000    Arcadia Financial, Ltd.....................................................11.500        3/15/2007         738,750
           750    Arcadia Financial, Ltd. (Warrants).........................................                                  7,500
     1,000,000    Emergent Group, Inc........................................................10.750        9/15/2004         967,500
     1,000,000    Imperial Credit Industries................................................. 9.875        1/15/2007         985,000
       500,000    Penncorp Financial Group, Inc.............................................. 9.250       12/15/2003         517,500
                                                                       -------------------------------------------------------------
                                                                       Total Financials                                    3,216,250
                                                                       -------------------------------------------------------------
Food & Beverages (5.5%)
     1,000,000    Cuddy International*.......................................................10.750        12/1/2007         975,000
       750,000    Envirodyne Industries, Inc.................................................12.000        6/15/2000         795,000
       750,000    Envirodyne Industries, Inc.................................................10.250        12/1/2001         755,625
     1,000,000    Imperial Holly Corporation................................................. 9.750       12/15/2007       1,005,000
     1,000,000    Smithfield Foods, Inc.*.................................................... 7.625        2/15/2008         990,000
     1,500,000    Speciality Foods Corporation...............................................10.250        8/15/2001       1,477,500
                                                                       -------------------------------------------------------------
                                                                       Total Food & Beverages                              5,998,125
                                                                       -------------------------------------------------------------
Food Retailers (2.6%)
     1,000,000    DiGiorgio Corporation......................................................10.000        6/15/2007         995,000
     1,000,000    Fleming Companies, Inc.....................................................10.625       12/15/2001       1,063,750
       750,000    Fleming Companies, Inc.....................................................10.500        12/1/2004         780,938
                                                                       -------------------------------------------------------------
                                                                       Total Food Retailers                                2,839,688
                                                                       -------------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

                                         The AAL Mutual Funds Annual Report   53

The AAL High Yield Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Principal Amount       Long-Term Fixed-Income Obligations (98.8%)             Interest Rate      Maturity Date     Market Value
===============================================================================================================================
Health Care (4.5%)
$  1,000,000           Abbey Healthcare Group Corporation...........................  9.500%         11/1/2002       $1,012,500
     500,000           ICN Pharmaceuticals, Inc. ...................................  9.250          8/15/2005          533,750
     500,000           Imagyn Medical Technology Corporation........................ 12.500           4/1/2004          277,500
   1,000,000           Paragon Health Network, Inc. ................................  9.500          11/1/2007        1,030,000
   1,000,000           Tenet Healthcare Corporation.................................  8.625          1/15/2007        1,036,250
         500           UroHealth System (Warrants)..................................                                        125
   1,000,000           Vencor, Inc.*................................................  9.875           5/1/2005        1,007,500
                                                                ---------------------------------------------------------------
                                                                Total Health Care                                     4,897,625
                                                                ===============================================================
Leisure (6.7%)
     500,000           Booth Creek Ski Holding Company.............................. 12.500          3/15/2007          522,500
     250,000           Booth Creek Ski Holding Company*............................. 12.500          3/15/2007          261,250
     750,000           Grand Casinos, Inc. ......................................... 10.125          12/1/2003          804,375
   1,000,000           Livent, Inc. ................................................  9.375         10/15/2004        1,010,000
     570,000           Prime Hospitality Corporation................................  9.250          1/15/2006          601,350
   1,500,000           Riviera Holdings Corporation................................. 10.000          8/15/2004        1,500,000
     500,000           Silver Cinemas, Inc.*........................................ 10.500          4/15/1998          506,250
   1,000,000           Trump Atlantic City Associates Funding, Inc. ................ 11.250           5/1/2006          995,000
     500,000           United Artists Theatre Circuit, Inc. ........................ 11.500           5/1/2002          515,625
     482,347           United Artists Theatre Circuit, Inc. ........................  9.300           7/1/2015          488,584
                                                                ---------------------------------------------------------------
                                                                Total Leisure                                         7,204,934
                                                                ===============================================================
Media (1.9%)
   1,000,000           Hollinger International Publishing, Inc. ....................  8.625          3/15/2005        1,036,250
   1,000,000           T/SF Communications Corporation.............................. 10.375          11/1/2007        1,017,500
                                                                ---------------------------------------------------------------
                                                                Total Media                                           2,053,750
                                                                ===============================================================
Media-Broadcasting (2.9%)
   1,000,000           Allbritton Communications, Inc. .............................  9.750         11/30/2007        1,047,500
   1,000,000           Lin Television Corporation*..................................  8.375           3/1/2008          997,500
     500,000           Spanish Broadcasting Systems, Inc. .......................... 12.500          6/15/2002          570,000
     500,000           Spanish Broadcasting Systems, Inc. .......................... 11.000          3/15/2004          542,500
                                                                ---------------------------------------------------------------
                                                                Total Media-Broadcasting                              3,157,500
                                                                ===============================================================
Media-Cable (4.4%)
     750,000           Cablevision Systems Corporation.............................. 10.500          5/15/2016          868,125
   1,000,000           Cablevision Systems Corporation..............................  7.875          2/15/2018          990,000
   1,000,000           Century Communications Corporation...........................  8.750          10/1/2007        1,035,000
   1,000,000           James Cable Partners, L.P. .................................. 10.750          8/15/2004        1,052,500
     750,000           Jones Intercable, Inc. ......................................  8.875           4/1/2007          788,437
                                                                ---------------------------------------------------------------
                                                                Total Media-Cable                                     4,734,062
                                                                ===============================================================

The accompanying notes to the financial statements are an integral part of this schedule.

54   The AAL Mutual Funds Annual Report

The AAL High Yield Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Principal Amount                     Long-Term Fixed-Income Obligations (98.8%)            Interest Rate Maturity Date  Market Value
====================================================================================================================================
Metals-Diversified (3.9%)
$1,000,000                           Algoma Steel Corporation.....................................12.375%    7/15/2005  $ 1,180,000
 1,000,000                           AmeriSteel Corporation*...................................... 8.750     4/15/2008    1,006,250
   750,000                           Earle Jorgensen Company*..................................... 9.500      4/1/2005      750,000
   750,000                           Sheffield Steel Corporation..................................11.500     12/1/2005      776,250
   500,000                           WHX Corporation*.............................................10.500     4/15/2005      506,875
                                                                                 --------------------------------------------------
                                                                                 Total Metals-Diversified                 4,219,375
                                                                                 ==================================================
Miscellaneous Manufacturing (11.8%)
 1,000,000                           AEP Industries, Inc.*........................................ 9.875    11/15/2007    1,050,000
 1,000,000                           Applied Extrusion Technologies, Inc..........................11.500      4/1/2002    1,065,000
   500,000                           Atlantis Plastics, Inc.......................................11.000     2/15/2003      512,500
   500,000                           Brand Scaffolding Service, Inc.*.............................10.250     2/15/2008      512,500
   500,000                           Day International Group, Inc.................................11.125      6/1/2005      540,000
 1,000,000                           Glasstech, Inc...............................................12.750      7/1/2004      985,000
   500,000                           High Voltage Engineering Corporation*........................10.500     8/15/2004      520,000
 1,000,000                           High Voltage Engineering Corporation.........................10.500     8/15/2004    1,040,000
 1,000,000                           IMPAQ Group, Inc.*...........................................10.125     3/15/2008    1,020,000
   750,000                           Indesco International, Inc.*................................. 9.750     4/15/2008      750,000
   500,000                           Interlake Corporation........................................12.125      3/1/2002      515,000
   750,000                           Morris Materials Handling Corporation*....................... 9.500      4/1/2008      744,375
 1,000,000                           Paragon Corporate Holdings*.................................. 9.625      4/1/2008      985,000
   500,000                           Precise Technologies, Inc....................................11.125     6/15/2007      512,500
 1,000,000                           RBX Corporation*.............................................12.000     1/15/2003    1,010,000
 1,000,000                           W.R. Carpenter North America, Inc............................10.625     6/15/2007    1,065,000
                                                                                 --------------------------------------------------
                                                                                 Total Miscellaneous Manufacturing       12,826,875
                                                                                 ==================================================
Pollution Control (1.4%)
 1,000,000                           Envirosource, Inc............................................ 9.750     6/15/2003    1,015,000
   500,000                           HydroChem Industrial Services, Inc...........................10.375      8/1/2007      520,000
                                                                                 --------------------------------------------------
                                                                                 Total Pollution Control                  1,535,000
                                                                                 ==================================================
Restaurants/Food Services (2.8%)
 1,000,000                           American Restaurant Group, Inc.*.............................11.500     2/15/2003    1,000,000
 1,000,000                           AmeriServe Food Distribution, Inc............................ 8.875    10/15/2006    1,020,000
 1,000,000                           Tricon Global................................................ 7.650     5/15/2008      997,750
                                                                                 --------------------------------------------------
                                                                                 Total Restaurants/Food Services          3,017,750
                                                                                 ==================================================
Retail Stores (3.3%)
   750,000                           Brown Group, Inc............................................. 9.500    10/15/2006      789,375
 1,000,000                           Frank's Nursery & Crafts, Inc.*..............................10.250      3/1/2008      987,500
   750,000                           PhillipsVan-Heusen Corporation*.............................. 9.500      5/1/2008      746,250
 1,000,000                           The Pantry, Inc..............................................10.250    10/15/2007    1,025,000
                                                                                 --------------------------------------------------
                                                                                 Total Retail Stores                      3,548,125
                                                                                 ==================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                         The AAL Mutual Funds Annual Report   55

The AAL High Yield Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Principal Amount     Long-Term Fixed-Income Obligations (98.8%)     Interest Rate     Maturity Date     Market Value
========================================================================================================================
Technology (1.0%)
        $1,000,000  Viasystems, Inc.*...................................... 9.750%          6/1/2007    $1,040,000
                                                                --------------------------------------------------------
                                                                Total Technology                         1,040,000
                                                                --------------------------------------------------------
Telecommunications (5.4%)
           750,000  BTI Telecom Corporation................................10.500          9/15/2007       781,875
         1,000,000  Comcast Cellular Holdings, Inc......................... 9.500           5/1/2007     1,041,250
           750,000  Globalstar L.P.........................................11.375          2/15/2004       770,625
         1,000,000  Iridium Capital Corporation*...........................11.250          7/15/2005     1,032,500
           500,000  Level 3 Communications, Inc.*.......................... 9.125           5/1/2008       492,500
           500,000  Powertel, Inc..........................................11.125           6/1/2007       545,000
           500,000  PSInet, Inc.*..........................................10.000          2/15/2005       512,500
               500  Unifi Communications, Inc. (Warrants)..................                                    125
           750,000  USA Mobile Communications, Inc......................... 9.500           2/1/2004       710,625
                                                                --------------------------------------------------------
                                                                Total Telecommunications                 5,887,000
                                                                --------------------------------------------------------
Textiles (2.1%)
           750,000  Anvil Knitwear, Inc....................................10.875          3/15/2007       772,500
         1,000,000  Polysindo International Finance Company
                    B.V. Guaranteed Secured Notes.......................... 9.375          7/30/2007       550,000
         1,000,000  WorldTex, Inc.*........................................ 9.625         12/15/2007     1,005,000
                                                                --------------------------------------------------------
                                                                Total Textiles                           2,327,500
                                                                --------------------------------------------------------
Transportation (4.5%)
         1,000,000  Allied Holdings, Inc................................... 8.625          10/1/2007     1,015,000
         1,000,000  Moran Transportation Company...........................11.750          7/15/2004     1,115,000
         1,000,000  Panoceanic Bulk Carriers Limited*......................12.000         12/15/2007       935,000
           750,000  Petro Stopping Center, L.P.............................10.500           2/1/2007       806,250
         1,000,000  Transportation Maritima Mexicana S.A. de C.V...........10.000         11/15/2006     1,002,500
                                                                --------------------------------------------------------
                                                                Total Transportation                     4,873,750
                                                                --------------------------------------------------------
Utilities  (1.8%)
         1,000,000  Cathay International Ltd.*.............................13.000          4/15/2008     1,000,000
         1,000,000  Energy Corporation of America.......................... 9.500          5/15/2007       992,500
                                                                --------------------------------------------------------
                                                                Total Utilities                          1,992,500
                                                                --------------------------------------------------------
                                                          --------------------------------------------------------------
                                                          Total Long-Term Fixed-Income Obligations
                                                          (amortized cost basis $106,232,513)          107,005,934
                                                          --------------------------------------------------------------



          The accompanying notes to the financial statements are an integral part of this schedule.

56            The AAL Mutual Funds Annual Report

The AAL High Yield Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Principal Amount  Short-Term Variable Rate Obligations (1.2%)      Interest Rate  Maturity Date  Market Value
=============================================================================================================
$  119,802        General Mills Corporation**..................................................  $    119,802
 1,192,746        Pitney Bowes Credit Corporation**............................................     1,192,746
                                                     --------------------------------------------------------
                                                     Total Short-Term Variable Rate Obligations
                                                     (amortized cost basis $1,312,548)              1,312,548
                                                     --------------------------------------------------------

                                                     --------------------------------------------------------
                                                     TOTAL INVESTMENTS (100%)
                                                     (amortized cost basis $107,545,061)         $108,318,482
                                                     --------------------------------------------------------

 *144A security
**Variable rate demand note


The accompanying notes to the financial statements are an integral part of this schedule.

                                         The AAL Mutual Funds Annual Report   57

The AAL Municipal Bond Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Investment Objective

The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal securities.

Principal Amount  Municipal Bonds (98.3%)                           Interest Rate   Maturity Date    Market Value
=================================================================================================================
Alabama (0.9%)
$4,200,000        Alabama Special Care Facility Finance Authority
                  Revenue Bonds (Daughters of Charity System) .........     5.000%      11/1/2025     $ 3,984,750
                                                          -------------------------------------------------------
                                                          Total Alabama                                 3,984,750
                                                          -------------------------------------------------------
Arizona (2.5%)
 1,000,000        Mohave County Arizona School District No.
                  1-Series A (FGIC Insured) General Obligation Bonds...     5.900        7/1/2015       1,067,500

10,000,000        Salt River, Arizona Project Revenue Bonds
                  Certificates of Participation........................     5.500        1/1/2019      10,137,500

   450,000        University of Arizona Certificates Partion
                  Administrative & Parking Facility (MBIA Insured).....     6.000       7/15/2023         475,875
                                                           ------------------------------------------------------
                                                           Total Arizona                               11,680,875
                                                           ------------------------------------------------------
California (17.4%)
 3,915,000        California Rural Home Finance Authority
                  Single Family Mortgage Revenue Bonds
                  (GNMA Insured) (Subject to `AMT')....................     6.250        9/1/2029       4,453,313

 2,000,000        California Rural Home Mortgage Financial
                  Authority Single Family Mortgage Revenue
                  Bonds (Subject to `AMT').............................     5.500        5/1/2029       2,260,000

 2,250,000        California Rural Home Mortgage Financial Authority
                  Single Family Mortgage Revenue Series A
                  (GNMA/FNMA/FHLMC Insured)............................     5.750       12/1/2029       2,438,438

 1,015,000        California Rural Home Single Family Mortgage
                  Revenue Bonds (GNMA/FHLMC Insured)...................     7.250       12/1/2024       1,124,113

 4,855,000        Contra Costa County, California Home Mortgage
                  Revenue Bonds (Escrowed to Maturity).................     7.500        5/1/2014       5,941,306

 7,780,000        East Bay Municipal Utility District California
                  Water System Revenue Bonds (FGIC Insured)............     5.000        6/1/2026       7,400,725

   200,000        Fallbrook California High School District San Diego
                  County Revenue Bonds, Series A (MBIA Insured)........     6.250        9/1/2019         218,250

 1,335,000        Foothill/Eastern Transportation California
                  Toll Road Revenue Bonds, Series A....................     0.000        1/1/2005         951,188

 5,000,000        Foothill/Eastern Transportation California
                  Toll Road Revenue Bonds, Series A**..................     0.000        1/1/2009       3,725,000

 5,000,000        Foothill/Eastern Transportation California Toll
                  Road Revenue Bonds, Series A.........................     0.000        1/1/2010       3,750,000

 5,000,000        Foothill/Eastern Transportation California
                  Toll Road Revenue Bonds, Series A**..................     0.000        1/1/2011       3,781,250

   605,000        Foothill/Eastern Transportation California
                  Toll Road Revenue Bonds, Series A....................     0.000        1/1/2012         459,044

 6,000,000        Foothill/Eastern Transportation California
                  Toll Road Revenue Bonds, Series A....................     0.000        1/1/2013       4,582,500

 7,145,000        Foothill/Eastern Transportation California Toll
                  Road Revenue Bonds, Series A.........................     0.000        1/1/2014       5,465,925

10,135,000        Foothill/Eastern Transportation California Toll
                  Road Revenue Bonds, Series A**.......................     5.000        1/1/2035       9,222,850

The accompanying notes to the financial statements are an integral part of this schedule.


58    The AAL Mutual Funds Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Principal Amount       Municipal Bonds (98.3%)                           Interest Rate    Maturity Date     Market Value
========================================================================================================================
California (17.4%) - continued
        $4,200,000     Fresno, California Sewer Revenue Bonds,
                       Series 1993 A-1 (AMBAC Insured)........................   6.250%        9/1/2014       $4,767,000
           390,000     Fresno California University School District Series A
                       General Obligation Bonds (MBIA Insured)................   6.550         8/1/2020          450,938
         1,580,000     Kern California High School District-Series A
                       (MBIA Insured) General Obligation Bonds................   6.600         2/1/2016        1,818,975
           120,000     Los Angeles California Department of
                       Water & Power Revenue Bonds............................   6.500        4/15/2032          127,350
           185,000     Los Angeles California Wastewater
                       Revenue Bonds Series B (MBIA Insured)..................   5.700         6/1/2023          191,244
         4,200,000     Pomona, California Single Family Housing Revenue
                       Bonds (Escrowed to Maturity)...........................   7.600         5/1/2023        5,433,750
         2,075,000     Pomona, California Unified School District
                       General Obligation Bonds (MBIA Insured)................   6.500         8/1/2019        2,404,406
         4,630,000     Suisun-Soland, California Water Authority
                       Revenue Bonds (FSA Insured)............................   5.550         5/1/2017        4,832,563
         3,500,000     Orange County California Transit Authority,
                       Sales Tax Revenue Bonds,
                       Series 1992 M (MBIA Insured)...........................   6.000        2/15/2009        3,880,625
                                                    --------------------------------------------------------------------
                                                    Total California                                          79,680,753
                                                    --------------------------------------------------------------------
Colorado (1.0%)
         1,000,000     Colorado Housing Finance Authority
                       Revenue Bonds..........................................   6.500         5/1/2016        1,095,000
         2,500,000     Colorado Housing Finance Authority
                       Revenue Bonds..........................................   6.600         5/1/2028        2,759,375
         1,000,000     Jefferson County Colorado School District-
                       Series A General Obligation Unlimited Bonds
                       (FGIC Insured).........................................   5.000         12/15/17          972,500
                                                    --------------------------------------------------------------------
                                                    Total Colorado                                             4,826,875
                                                    --------------------------------------------------------------------
Florida (4.5%)
           240,000     Florida Board of Education General
                       Obligation Bonds.......................................   5.875         6/1/2024          248,700
           355,000     Florida State Board of Education Capital Outlay
                       General Obligation Unlimited Bonds.....................   6.100         6/1/2024          374,525
           225,000     Florida State Board Education Capital Outlay
                       Public Education General Obligation
                       Unlimited Revenue Bonds................................   6.000         6/1/2022          234,281
         1,000,000     Halifax Hospital Medical Center of Florida
                       Revenue Bonds (ACA Insured)............................   5.000         4/1/2011        1,003,750
         1,000,000     Hialeah Florida Housing Authorities Revenue
                       Bonds (GNMA Collaterallized Insured)...................   5.300       12/20/2018        1,000,000
           475,000     Hillsborough County Florida Aviation
                       Revenue Bonds Tampa International Airport
                       Series B (FGIC Insured)................................   5.875        10/1/2023          502,906
           565,000     Jacksonville, Florida Capital Improvements, Gator
                       Bowl Project Revenue Bonds (AMBAC Insured).............   6.000        10/1/2025          605,963
         6,760,000     Jacksonville, Florida Electric Authority
                       Water & Sewer System Series A Revenue Bonds............   5.625        10/1/2037        6,878,300
         1,715,000     Manatee County, Florida Revenue Bonds
                       (Subject to AMT).......................................   7.200         5/1/2028        1,933,663

The accompanying notes to the financial statements are an integral part of this schedule.



                                        The AAL Mutual Funds Annual Report    59

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998


Principal Amount     Municipal Bonds (98.3%)                            Interest Rate    Maturity Date       Market Value
=========================================================================================================================
Florida (4.5%) - continued
$2,000,000           Orange County, Florida Health Facilities
                     Authority Bonds (MBIA Insured)........................... 6.250%        10/1/2018        $ 2,275,000
 2,000,000           Pinellas County Florida Housing Finance Authority
                     Revenue Bonds (FNMA/GNMA Insured)
                     (Subject to AMT)......................................... 5.950          3/1/2030          2,120,000
 2,250,000           Polk County Florida Utilities System
                     Revenue Bonds (FGIC Insured)............................. 6.000         10/1/2008          2,497,500
   850,000           Tallahassee, Florida Municipal Electric
                     Series B Revenue Bonds................................... 6.200         10/1/2012            911,625
                                                 ------------------------------------------------------------------------
                                                 Total Florida                                                 20,586,213
                                                 ------------------------------------------------------------------------
Georgia (3.7%)
   750,000           Atlanta, Georgia Series A General Obligation
                     Unlimited Bonds.......................................... 6.100         12/1/2019            811,875
 5,000,000           Cherokee County, Georgia Water and Sewer
                     Authority Revenue Bonds.................................. 5.200          8/1/2025          5,075,000
 4,000,000           Georgia Municipal Electric Authority Power
                     Revenue Bonds, Series Z (FGIC Insured)................... 5.500          1/1/2012          4,175,000
 2,690,000           Georgia Municipal Electric Authority Special
                     Obligation Bonds, Series 1993 (AMBAC Insured)............ 7.000          1/1/2008          3,143,938
 3,500,000           Municipal Electric Authority Georgia
                     Revenue Bonds (MBIA Insured)............................. 6.500          1/1/2012          3,994,375
                                                 ------------------------------------------------------------------------
                                                 Total Georgia                                                 17,200,188
                                                 ------------------------------------------------------------------------
Illinois (13.5%)
   790,000           Chicago Illinois Board of Education General
                     Obligation Unlimited Bonds (MBIA Insured)................ 6.000         12/1/2026            838,388
 5,000,000           Chicago, Illinois O'Hare International Airport
                     Revenue Bonds (MBIA Insured)............................. 5.700          1/1/2008          5,193,750
   325,000           Chicago, Illinois Public Building, Chicago Transit
                     Authority Revenue Bonds (AMBAC Insured).................. 6.100          1/1/2007            349,375
 2,500,000           Chicago, Illinois Single Family Mortgage Revenue
                     Bonds (GNMA Collateral) (Subject to `AMT')............... 7.250          9/1/2028          2,834,375
 2,250,000           Chicago Illinois Single Family Mortgage Revenue
                     Bonds Collection Series A-1
                     (GNMA/FNMA/FHLMC Insured)................................ 6.450          9/1/2029          2,432,813
 2,250,000           Cook County, Illinois General Obligation
                     Bonds (FGIC Insured)..................................... 5.500        11/15/2022          2,266,875
   880,000           Cook County, Illinois School District #99 -
                     Cicero G.O. Bonds (FGIC Insured)......................... 8.500         12/1/2006          1,112,100
 1,250,000           Cook County, Illinois School District #99 -
                     Cicero G.O. Bonds (FGIC Insured)......................... 8.500         12/1/2011          1,695,313
 1,565,000           Cook County, Illinois School District #99 -
                     Cicero G.O. Bonds (FGIC Insured)......................... 8.500         12/1/2014          2,153,831
 1,815,000           Cook County, Illinois School District #99 -
                     Cicero G.O. Bonds (FGIC Insured)......................... 8.500         12/1/2016          2,529,656
   640,000           Cook County, Illinois School District No. 100
                     Berwyn South General Obligation Bonds
                     Unlimited (FSA Insured).................................. 8.200         12/1/2006            795,200
   695,000           Cook County, Illinois School District No. 100
                     Berwyn South General Obligation Bonds
                     Unlimited (FSA Insured).................................. 8.200         12/1/2007            876,569
   755,000           Cook County, Illinois School District No. 100
                     Berwyn South General Obligation Bonds
                     Unlimited (FSA Insured).................................. 8.200         12/1/2008            964,513

The accompanying notes to the financial statements are an integral part of this schedule.

60  The AAL Mutual Funds Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Principal Amount                    Municipal Bonds (98.3%)                       Interest Rate    Maturity Date    Market Value
===================================================================================================================================
Illinois (13.5%) - continued
$   765,000                         Cook County, Illinois School District No. 100
                                    Berwyn South General Obligation Bonds
                                    Unlimited (FSA Insured)......................... 8.200%        12/1/2009        $ 1,000,238

  3,620,000                         Du Page County, Illinois Stormwater Project,
                                    General Obligation Bonds........................ 5.600          1/1/2021          3,859,825

  9,400,000                         Hoffman Estates, Illinois Tax Increment
                                    Revenue Bonds................................... 0.000         5/15/2003          7,449,500

  3,500,000                         Illinois Educational Facilities Authority
                                    Northwestern University Revenue Bonds........... 5.200         11/1/2032          3,530,625

  2,475,000                         Illinois Educational Facility Authority
                                    Revenue Bonds-Medium Term....................... 5.150         11/1/2032          2,493,563

  3,000,000                         Illinois Regional Transit Authority
                                    Revenue Bonds, Series A (FGIC Insured).......... 6.700         11/1/2021          3,633,750

    250,000                         Illinois State General Obligation Bonds
                                    (MBIA Insured).................................. 6.000          2/1/2016            267,188

 10,650,000                         Metropolitan Pier and Exposition Center,
                                    Illinois Revenue Bonds.......................... 7.000          7/1/2026         12,806,625

  1,375,000                         Will County Illinois Community High School
                                    District No. 210 Lincoln-Way General
                                    Obligation Unlimited Bonds (FSA Insured)*....... 6.250          1/1/2012          1,541,719

  1,615,000                         Will County Illinois Community High School
                                    District No. 210 Lincoln-Way General
                                    Obligation Unlimited Bonds (FSA Insured)*....... 6.250          1/1/2013          1,812,838
                                                                     ----------------------------------------------------------
                                                                     Total Illinois                                  62,438,629
                                                                     ----------------------------------------------------------
Indiana (2.3%)
    530,000                         Indiana Municipal Power Revenue Bonds
                                    (MBIA Insured).................................. 5.500          1/1/2016            549,875

    100,000                         Indiana State Toll Road Revenue Bonds
                                    (Escrowed to Maturity).......................... 9.000          1/1/2015            140,250

  1,000,000                         Indiana Transportation Finance Authority
                                    Airport Facilities Lease Revenue Bonds
                                    Unrefunded Balance Series A..................... 6.250         11/1/2016          1,071,250

  4,550,000                         Indiana Transportation Finance Authority
                                    Revenue Bonds (MBIA Insured).................... 7.250          6/1/2015          5,642,000

  1,240,000                         Indianapolis, Indiana Utilities District
                                    Revenue Bonds (FGIC Insured).................... 3.500          6/1/2018            981,150

  2,000,000                         Lawrence Township, Indiana Metropolitan
                                    School District General Obligation Bonds........ 6.875          7/5/2011          2,325,000
                                                                     ----------------------------------------------------------
                                                                     Total Indiana                                   10,709,525
                                                                     ----------------------------------------------------------
Kansas (0.6%)
    500,000                         Labette County Kansas Single Family
                                    Revenue Bonds................................... 7.650         12/1/2011            535,000
  2,000,000                         Sedgwick and Shawnee Counties, Kansas
                                    Single Family Revenue Mortgage Bonds
                                    Series A-1 (Subject to `AMT')................... 5.500          6/1/2029          2,197,500
                                                                     ----------------------------------------------------------
                                                                     Total Kansas                                     2,732,500
                                                                     ----------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

                                       The AAL Mutual Funds Annual Report     61

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Principal Amount          Municipal Bonds (98.3%)                      Interest Rate      Maturity Date       Market Value
================================================================================================================================
Louisiana (0.3%)
$ 1,545,000               Jefferson Parish, Louisiana Revenue Bonds
                          (Subject to 'AMT').................................. 5.850%         12/1/2028         $1,579,763
                                                               -----------------------------------------------------------------
                                                               Total Louisiana                                   1,579,763
                                                               -----------------------------------------------------------------
Michigan (1.6%)
  6,500,000               Michigan Public Power Agency Revenue Refunding
                          Bonds (Belle River Project) (MBIA Insured).......... 5.000           1/1/2019          6,191,250

  1,000,000               Ypsilanti, Michigan School District General
                          Obligation Unlimited Bonds (FGIC Insured)........... 5.750           5/1/2020          1,037,500
                                                               -----------------------------------------------------------------
                                                               Total Michigan                                    7,228,750
                                                               -----------------------------------------------------------------
Minnesota (0.2%)
  2,500,000               Farmington Minneapolis Independent School
                          District Number 192 General Obligation Unlimited
                          Bonds Series B (FSA Insured)*....................... 0.000           2/1/2017            918,750
                                                               -----------------------------------------------------------------
                                                               Total Minnesota                                     918,750
                                                               -----------------------------------------------------------------
Missouri (2.1%)
  5,710,000               Missouri State Housing Development
                          Community Single Family Mortgage
                          Revenue Bonds (Subject to 'AMT').................... 7.300           3/1/2028          6,487,988

  2,000,000               Missouri State Housing Development
                          Community Single Family Mortgage Series
                          C-1 Revenue Bonds................................... 6.550           9/1/2028          2,202,500

    880,000               Missouri State Housing Development
                          Revenue Bonds....................................... 9.375           4/1/2016            938,300
                                                               -----------------------------------------------------------------
                                                               Total Missouri                                    9,628,788
                                                               -----------------------------------------------------------------
Montana (0.1%)
  1,000,000               Montana State Housing Revenue Bonds................. 6.400          12/1/2012          1,062,500
                                                               -----------------------------------------------------------------
                                                               Total Montana                                     1,062,500
                                                               -----------------------------------------------------------------
Nebraska (0.3%)
  1,000,000               Nebraska Public Power District Revenue Bonds........ 6.125           1/1/2015          1,072,500

    145,000               Omaha Nebraska Airport Authorities
                          Airport Revenue Bonds............................... 8.375           1/1/2014            165,300
                                                               -----------------------------------------------------------------
                                                               Total Nebraska                                    1,237,800
                                                               -----------------------------------------------------------------
New Hampshire (1.1%)
  4,960,000               New Hampshire Higher Educational & Health
                          Facilities Authority Revenue Bonds
                          (AMBAC Insured)..................................... 6.250          10/1/2021          5,270,000
                                                               -----------------------------------------------------------------
                                                               Total New Hampshire                               5,270,000
                                                               -----------------------------------------------------------------
New Mexico (1.6%)
  4,650,000               Bernalillo County New Mexico Gross Receipts
                          Tax Revenue Bonds................................... 5.250           4/1/2027          4,650,000

  2,275,000               New Mexico Mortgage Finance Authority
                          Revenue Bonds, Series 1995 F........................ 7.000           1/1/2026          2,755,594
                                                               -----------------------------------------------------------------
                                                               Total New Mexico                                  7,405,594
                                                               -----------------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

62   The AAL Mutual Funds Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Principal Amount     Municipal Bonds (98.3%)                                       Interest Rate    Maturity Date  Market Value
-------------------------------------------------------------------------------------------------------------------------------
New York (14.6%)
       $5,000,000    New York Dormitory Authority State University
                     Educational Facilities Revenue Bonds........................      5.250%         5/15/2019     $4,987,500

        3,500,000    New York Dormitory Authority State
                     University Revenue Bonds....................................      5.875          5/15/2011      3,758,125

        2,000,000    New York Dormitory Authority State
                     University Revenue Bonds....................................      7.500          5/15/2013      2,490,000

        5,000,000    New York Dormitory Authority State
                     University Revenue Bonds....................................      5.875          5/15/2017      5,450,000

        5,000,000    New York, New York-Series F General
                     Obligation Unlimited Bonds..................................      5.125           8/1/2011      4,912,500

        1,000,000    New York State Dormitory Authority
                     Revenues Insured-Sam Hospital Sufferen
                     (Asset Guarantee Insured)...................................      5.500           7/1/2011      1,007,500

        3,000,000    New York State Local Government Assistance
                     Corporation, Refunding Revenue Bonds
                     (MBIA Insured)..............................................      5.250           4/1/2016      3,030,000

        4,795,000    New York State Local Government Assistance
                     Corporation, Refunding Revenue Bonds
                     (MBIA Insured)..............................................      5.000           4/1/2021      4,573,231

        3,000,000    New York State Medical Care Facilities,
                     Finance Agency Revenue Bonds, Mental Health
                     Services (FSA Insured)......................................      5.375          2/15/2014      3,011,250

        4,830,000    New York State Power Authority Series A
                     Revenue Bonds...............................................      5.000          2/15/2015      4,703,213

          285,000    New York State Thruway Authority General
                     Revenue Bonds, Series C.....................................      6.000           1/1/2025        304,594

        9,000,000    New York State Thruway Revenue Bonds........................      5.600           4/1/2005      9,315,000

        7,625,000    Triborough Bridge & Tunnel Authority, New York
                     Convention Center Project Bonds, Series 1990 E..............      7.250           1/1/2010      8,968,906

        5,000,000    Triborough Bridge & Tunnel Authority
                     Revenue Bonds...............................................      5.000           1/1/2017      4,787,500

        6,915,000    Triborough Bridge & Tunnel Authority
                     Revenue Bonds...............................................      5.000           1/1/2020      6,664,331
                                                                           ---------------------------------------------------
                                                                           Total New York                           67,963,650
                                                                           ===================================================
North Carolina (1.0%)
        1,320,000    North Carolina Eastern Municipal Power Agency
                     Power System Revenue Bonds..................................      4.500           1/1/2024      1,221,000

        1,845,000    North Carolina Eastern Municipal Power Agency
                     Revenue Bonds (FSA Insured).................................      7.500           1/1/2010      2,269,350

          700,000    North Carolina Eastern Municipal Power Agency-
                     Series A-(FGIC Insured).....................................      6.125           1/1/2011        752,500

          325,000    North Carolina Eastern Municipal Power Agency-
                     Series A....................................................      6.400           1/1/2021        338,813
                                                                           ---------------------------------------------------
                                                                           Total North Carolina                      4,581,663
                                                                           ===================================================
Oklahoma (0.1%)
          100,000    Tulsa Oklahoma Industrial Authorities Hospital
                     Revenue Bonds Saint Johns Medical Center Project............      6.250          2/15/2014        107,250
                                                                           ---------------------------------------------------
                                                                           Total Oklahoma                              107,250
                                                                           ===================================================

The accompanying notes to the financial statements are an integral part of this schedule.
                                      The AAL Mutual Funds Annual Report      63

SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998


Principal Amount       Municipal Bonds (98.3%)                                   Interest Rate    Maturity Date    Market Value
===============================================================================================================================
Ohio (0.2%)

$1,000,000             Akron Ohio Waterworks Revenue
                       Mortgage (FGIC Insured)...............................       5.900%           3/1/2009       $1,072,500
   100,000             Ohio State Higher Education Facility
                       Revenue Bonds.........................................       6.000           10/1/2022          103,625
                                                          ---------------------------------------------------------------------
                                                          Total Ohio                                                 1,176,125
                                                          =====================================================================
Pennsylvania (1.2%)
   250,000             Media Boro Pennsylvania Guaranteed Water
                       Revenue Bonds (MBIA Insured)..........................       6.550            1/1/2017          268,125
 1,365,000             Pennsylvania Housing Finance Agency
                       Revenue Bonds (Subject to `AMT')......................       6.750           10/1/2009        1,532,213
 1,455,000             Pennsylvania Housing Finance Agency
                       Revenue Bonds (Subject to `AMT')......................       6.750           10/1/2010        1,627,781
 2,235,000             Philadelphia, Pennsylvania Hospital Authority
                       Children's Hospital Revenue Bonds.....................       5.000           2/15/2021        2,117,660
                                                          ---------------------------------------------------------------------
                                                          Total Pennsylvania                                         5,545,779
                                                          =====================================================================
Puerto Rico (1.8%)
 3,000,000             Puerto Rico Commonwealth Highway and
                       Transportation Authorities Transportation
                       Revenue Bonds, Series A...............................       5.000            7/1/2038        2,808,750
 3,000,000             Puerto Rico Electric Power Authorities Power
                       Revenue Bonds, Series DD (FSA Insured)................       4.500            7/1/2019        2,752,500
 3,000,000             Puerto Rico Electric Power Authorities Power
                       Revenue Bonds, Series EE(MBIA Insured)................       4.500            7/1/2018        2,737,500
                                                          ---------------------------------------------------------------------
                                                          Total Puerto Rico                                          8,298,750
                                                          =====================================================================
Tennessee (0.4%)
 2,000,000             Metropolitan Government Nashville & Davidson
                       County Tennessee Water & Sewer Revenue
                       Bonds Series A (FGIC Insured).........................       4.750            1/1/2022        1,842,500
                                                          ---------------------------------------------------------------------
                                                          Total Tennessee                                            1,842,500
                                                          =====================================================================
Texas (6.7%)
 2,000,000             Houston, Texas Airport System Special Facilities
                       Revenue Bonds (Subject to `AMT') (FSA Insured)........       5.375           7/15/2010        2,047,500
 3,300,000             Houston, Texas Airport Systems Special Facilities
                       Revenue Bonds (FSA Insured)...........................       5.375           7/15/2011        3,366,000
 5,000,000             Keller, Texas Independent School District G.O.
                       Bonds (PSF Guaranteed)................................       5.125           8/15/2025        4,825,000
 2,500,000             Lower Neches Valley Authority Industrial
                       Development Corporation Revenue Bonds
                       (Subject to `AMT')....................................       5.550            3/1/2033        2,496,875
   100,000             North Central Texas Health Facilities Insured Bonds...       5.750            6/1/2026          105,125
 7,880,000             Waco, Texas Health Facilities Development
                       Corporation (Daughters of Charity System)
                       Revenue Bonds.........................................       5.000           11/1/2020        7,505,700
 5,080,000             Wylie Texas Independent School District
                       Non-Refunded/ Non-Defeased Portion
                       (PSF-GTD Insured).....................................       7.000           8/15/2024        6,038,850
 3,770,000             Wylie Texas Independent School District Refunded/
                       Defeased Portion (PSF-GTD Insured)....................       7.000           8/15/2024        4,528,710
                                                          ---------------------------------------------------------------------
                                                          Total Texas                                               30,913,760
                                                          =====================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

64      The AAL Mutual Funds Annual Report

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Principal Amount     Municipal Bonds (98.3%)                                      Interest Rate   Maturity Date    Market Value
====================================================================================================================================
Utah (1.4%)
$ 5,360,000          Intermountain Power Agency Special Obligation
                     Revenue Bonds, Series 1986 A (MBIA Insured)..................     5.000%         7/1/2021      $ 5,018,300

  1,190,000          Utah State Housing Finance Agency............................     7.250          7/1/2011        1,298,585
                                                      -------------------------------------------------------------------------
                                                      Total Utah                                                      6,316,885
                                                      =========================================================================
Virginia (2.5%)
  3,000,000          Fairfax County, Virginia Development Authority
                     Revenue Bonds................................................     5.250         8/15/2019        3,011,250

  4,300,000          Metropolitan Washington D.C. Airport Authority,
                     Virginia Revenue Bonds (Subject to 'AMT')....................     5.250          10/1/2011       4,359,125

  4,000,000          Virginia College Building Authorities Educational
                     Facilities Revenue Washington & Lee University
                     (MBIA Insured)...............................................     5.250          1/1/2026        4,090,000
                                                      -------------------------------------------------------------------------
                                                      Total Virginia                                                 11,460,375
                                                      =========================================================================
Vermont (0.3%)
  1,250,000          Vermont Educational & Health Buildings
                     Financing Revenue Bonds......................................     6.000          9/1/2006        1,317,185
                                                      -------------------------------------------------------------------------
                                                      Total Vermont                                                   1,317,185
                                                      =========================================================================
Washington (11.4%)
  1,330,000          Chelan County, Washington Public
                     District Number 1 Revenue Bonds..............................     4.850          7/1/2032        1,339,975

 10,000,000          Kitsap County Washington Conservatory
                     Housing Authority Revenue (ACA-CBI Insured)..................     5.600         12/1/2028       10,025,000

  2,275,000          Pierce County, Washington School District
                     G.O. Bonds (AMBAC Insured)...................................     5.450         12/1/2013        2,408,656

    440,000          Seattle, Washington Municipality-Series W
                     Sewer Revenue Bonds (MBIA Insured)...........................     6.300          1/1/2033          466,950

  5,000,000          Washington Public Power Supply Revenue Bonds.................     5.000          7/1/2010        4,950,000

  5,000,000          Washington Public Power Supply Revenue Bonds.................     5.125          7/1/2018        4,787,500

  5,000,000          Washington State G.O. Bonds..................................     6.750          2/1/2015        5,906,250

    300,000          Washington State Motor Vehicle Fuel Tax-
                     Series B (FGIC Insured)......................................     5.875          7/1/2021          313,500

 10,000,000          Washington State Public Power Supply System
                     Project #2, Revenue Bonds, Series 1994 A.....................     6.000          7/1/2007       10,800,000

  6,195,000          Washington State Public Power Supply System
                     Project #3 Revenue Bonds (AMBAC Insured).....................     5.700          7/1/2009        6,589,931

  1,000,000          Washington State Series A General
                     Obligation Bonds.............................................     5.750          2/1/2017        1,026,250

  4,000,000          Washington State Series A General
                     Obligation Unlimited Bonds...................................     5.750          9/1/2019        4,165,000
                                                      -------------------------------------------------------------------------
                                                                 Total Washington                                    52,779,012
                                                      =========================================================================
Wisconsin (0.5%)
  1,990,000          Wisconsin Housing and Economic Development
                     Authority Home Ownership Revenue Bonds,
                     Series 1990 D................................................     7.750          9/1/2010        2,096,963
                                                      -------------------------------------------------------------------------
                                                                 Total Wisconsin                                      2,096,963
                                                      =========================================================================

The accompanying notes to the financial statements are an integral part of this schedule.



                                         The AAL Mutual Funds Annual Report  65

The AAL Municipal Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Principal Amount     Municipal Bonds (98.3%)                        Interest Rate  Maturity Date    Market Value
================================================================================================================
Wyoming (2.5%)
 $3,930,000          Wyoming Community Development
                     Authority Single Family Mortgage Revenue
                     Bonds, Series B............................... 6.650%          6/1/2013          $4,239,488

  1,000,000          Wyoming State Farm Loan Board Capital
                     Projects Facilities Revenue Bonds............. 6.300          10/1/2010           1,093,750

  5,785,000          Wyoming State Farm Loan Board Capital
                     Projects Facilities Revenue Bonds............. 5.750          10/1/2020           6,161,025
                                                   -------------------------------------------------------------
                                                   Total Wyoming                                      11,494,263
                                                   -------------------------------------------------------------
                                                   -------------------------------------------------------------
                                                   Total Municipal Bonds
                                                   (amortized cost basis $424,724,365)               454,066,413
                                                   -------------------------------------------------------------

                     Short-Term Tax-Exempt Variable Rate Obligations (1.7%)
                     ===============================================================================
  7,659,006          Strong Municipal Money Market..................................................   7,659,006
                                                   -------------------------------------------------------------
                                                   Total Short-Term Tax-Exempt Variable
                                                   Rate Obligations (cost basis $7,659,006)            7,659,006
                                                   -------------------------------------------------------------
                                                   -------------------------------------------------------------
                                                   TOTAL INVESTMENTS (100%)
                                                   (amortized cost basis $432,383,371)              $461,725,419
                                                   -------------------------------------------------------------
 *When issued security
**Pledged as security for when issued securities

The accompanying notes to the financial statements are an integral part of this schedule.

66      The AAL Mutual Funds Annual Report

The AAL Bond Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Investment Objective:

The Fund seeks a high level of current income, consistent with capital preservation by investing primarily in a diversified portfolio of investment grade bonds.


Principal Amount     Long-Term Fixed-Income Obligations (99.6%)            Interest Rate        Maturity Date      Market Value
===============================================================================================================================
U.S. Government Agency Obligations (29.2%)
 $112,000,000        Federal National Mortgage Association......................   5.750%           4/15/2003      $111,352,304
                                                                             --------------------------------------------------
                                                                             Total U.S. Government
                                                                             Agency Obligations                     111,352,304
                                                                             --------------------------------------------------

U.S. Government Obligations (4.1%)
    6,500,000        U.S. Treasury Bonds........................................   6.125            3/31/2003         6,656,403
    7,000,000        U.S. Treasury Notes........................................   5.500            2/15/2008         6,908,125
    2,000,000        U.S. Treasury Notes........................................   5.500           11/15/2027         1,986,250
                                                                             --------------------------------------------------
                                                                             Total U.S. Government
                                                                             Obligations                             15,550,778
                                                                             --------------------------------------------------

Asset-Backed Securities (20.2%)
   10,000,000        Aesop Funding 1997-1 A2....................................   6.400           10/20/2003        10,130,500
   10,000,000        American Express 1997-1 A..................................   6.400            4/15/2005        10,163,600
    3,000,000        Associates Housing Services Series 1996-1..................   7.900            3/15/2027         3,249,510
   10,000,000        Citibank Credit Card Master Trust I
                     Series 1998-3 Class A......................................   5.800             2/7/2005         9,870,100
    5,000,000        Dayton Hudson Credit.......................................   6.250            8/15/2005         5,053,100
    5,000,000        Green Tree Financial Corporation Series 1996-6.............   7.950            9/20/2027         5,286,090
    5,000,000        Green Tree Financial Corporation Series 1996-7.............   7.650           10/15/2027         5,320,790
    5,000,000        Green Tree Financial Corporation Series 1997-6.............   7.140            1/15/2029         5,158,960
    5,250,000        Green Tree Financial Corporation Series 1997-6.............   6.680            1/30/2029         5,335,103
    4,539,074        Green Tree Home Equity Loans 1997-C A-2....................   6.380            8/15/2028         4,554,325
    3,000,000        Green Tree Home Equity Loans Series 1996-D.................   8.100            9/15/2027         3,186,678
   10,000,000        Providian Master Trust Series 1997-4 A.....................   6.250            6/15/2007        10,106,300
                                                                             --------------------------------------------------
                                                                             Total Asset-Backed Securities           77,415,056
                                                                             --------------------------------------------------

Collateralized Mortgage Obligations (11.4%)
   12,900,000        Citicorp Mortgage Securities, Inc. Series 1994-8...........   6.250            5/25/2024        12,874,587
   15,360,000        Countrywide Home Loans 1997-6 A-3..........................   6.750           11/25/2027        15,513,492
   15,000,000        PNC Mortgage Securities Corporation 1997-5 A-2.............   6.750           10/25/2027        15,104,400
                                                                             --------------------------------------------------
                                                                             Total Collateralized
                                                                             Mortgage Obligations                    43,492,479
                                                                             --------------------------------------------------


The accompanying notes to the financial statements are an integral part of this schedule.

                                        The AAL Mutual Funds Annual Report    67

The AAL Bond Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Principal Amount     Long-Term Fixed-Income Obligations (99.6%)        Interest Rate          Maturity Date        Market Value
===============================================================================================================================
Corporate Obligations (34.7%)
 $ 5,000,000         Aetna Services, Inc....................................   6.970%             8/15/2036         $ 5,163,000
   5,000,000         CNA Financial Corporation..............................   6.500              4/15/2005           4,990,315
  11,500,000         Computer Associates International*.....................   6.375              4/15/2005          11,434,324
   5,000,000         Equitable Companies, Inc...............................   7.000               4/1/2028           4,978,285
  10,000,000         First National Bank of Chicago.........................   8.080               1/5/2018          11,366,690
   5,000,000         First Union Corporation................................   6.300              4/15/2008           4,930,930
   5,000,000         Ford Motor Credit Corporation..........................   6.125              1/14/2003           4,976,690
   5,000,000         Global Marine, Inc.....................................   7.125               9/1/2007           5,171,050
   5,000,000         GTE Corporation........................................   6.940              4/15/2028           4,968,670
  10,000,000         Heller Financial, Inc..................................   6.250               3/1/2001           9,982,680
   5,000,000         Lehman Brothers Holdings, Inc..........................   6.050              4/28/2000           4,992,645
   3,000,000         Lehman Brothers Holdings, Inc..........................   6.250               4/1/2003           2,983,140
   5,000,000         MCI Communications Corporation.........................   6.125              4/15/2005           4,967,900
  10,250,000         MCI Communications Corporation.........................   6.500              4/15/2010          10,099,755
   5,000,000         Metropolitan Life Insurance Company....................   6.300              11/1/2003           4,945,340
   5,075,000         Pennzoil Company.......................................  10.625               6/1/2001           5,308,247
   5,000,000         Salomon, Inc...........................................   6.700               7/5/2000           5,055,660
  10,500,000         Sears Roebuck Acceptance Corporation...................   6.000              6/20/2003          10,371,732
   5,000,000         Transocean Offshore, Inc...............................   7.450              4/15/2027           5,441,820
   5,000,000         USA Waste Services.....................................   7.000              10/1/2004           5,108,395
   5,000,000         WMX Technologies, Inc..................................   7.100               8/1/2026           5,192,895
                                                                    -----------------------------------------------------------
                                                                    Total Corporate Obligations                     132,430,163
                                                                    -----------------------------------------------------------

                                                                    -----------------------------------------------------------
                                                                    Total Long-Term Fixed-Income Obligations
                                                                    (amortized cost basis $377,369,087)             380,240,780
                                                                    -----------------------------------------------------------

                     Short-Term Variable Rate Obligations (0.4%)
                     ===================================================================================
     346,000         Pitney Bowes Credit Corporation**..................................................                346,000
     687,370         Sara Lee Corporation**.............................................................                687,370
     338,475         Warner Lambert Incorporated**......................................................                338,475
                                                                    -----------------------------------------------------------
                                                                    Total Short-Term Variable Rate Obligations
                                                                    (amortized cost basis $1,371,845)                 1,371,845
                                                                    -----------------------------------------------------------

                                                                    -----------------------------------------------------------
                                                                    TOTAL INVESTMENTS (100%)
                                                                    (amortized cost basis $378,740,932)            $381,612,625
                                                                    -----------------------------------------------------------

 *  144A security
**  Variable rate demand note

The accompanying notes to the financial statements are an integral part of this schedule.

68    The AAL Mutual Funds Annual Report

The AAL Money Market Fund  SCHEDULE OF INVESTMENTS AS OF APRIL 30, 1998

Investment Objective
The Fund seeks a high level of current income, consistent with liquidity and the preservation of capital, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Principal Amount     Commercial Paper (99.1%)                  Interest Rate Range*       Maturity Date Range          Market Value
-----------------------------------------------------------------------------------------------------------------------------------
    $11,000,000      American Express Credit Corporation.................5.35-5.57%               5/15-9/1/98          $ 10,878,421
     11,000,000      American General Finance Corporation................5.35-5.50                6/18-9/2/98            10,851,678
     11,000,000      Associates Corporation of North America.............5.40-5.55                5/7-8/14/98            10,900,648
      4,000,000      AT&T Company........................................5.58-5.59               5/20-5/22/98             3,987,894
     11,000,000      Beneficial Corporation..............................5.40-5.55               5/19-8/31/98            10,929,208
     11,000,000      Cargill Incorporated**..............................5.42-5.43               6/11-7/20/98            10,906,438
     11,000,000      Chrysler Financial Corporation......................5.40-5.64                5/8-9/14/98            10,921,823
      1,500,000      CIT Group Holdings, Inc.............................   5.42                      8/11/98             1,476,965
     10,500,000      Coca-Cola Company...................................5.39-5.44               5/22-6/12/98            10,448,191
      1,500,000      Commercial Credit Company...........................   5.50                      5/13/98             1,497,250
      6,500,000      Countrywide Home Loans, Inc.........................5.53-5.55               5/14-5/19/98             6,484,310
     11,000,000      Eaton Corporation**.................................5.35-5.47               5/28-7/10/98            10,925,078
      4,500,000      Federal National Mortgage Association...............  5.385                      7/28/98             4,440,765
     11,000,000      Ford Motor Credit Corporation.......................5.40-5.55                 6/2-9/3/98            10,829,093
     11,000,000      General Electric Capital Corporation................5.40-5.62                5/29-9/4/98            10,856,865
     11,000,000      General Motors Acceptance Corporation...............5.42-5.48               5/14-9/11/98            10,867,415
      1,000,000      GTE Corporation.....................................   5.40                       6/2/98               995,076
      7,000,000      Household Finance Corporation.......................5.43-5.53               5/26-7/24/98             6,937,798
     11,000,000      International Business Machines Credit Corporation..5.40-5.61                5/1-8/28/98            10,954,204
     10,500,000      International Lease Finance Corporation.............5.35-5.45                5/6-8/19/98            10,436,580
     11,000,000      John Deere Capital Corporation......................5.42-5.47                6/2-8/27/98            10,877,903
      6,000,000      Lucent Technologies, Inc............................5.45-5.46               5/27-7/23/98             5,946,164
     10,500,000      Merrill Lynch & Co., Inc............................5.32-5.43                6/9-6/26/98            10,419,640
     11,000,000      Norwest Financial, Inc..............................5.43-5.50               5/18-7/31/98            10,943,138
     10,500,000      Sears Roebuck Acceptance Corporation................5.46-5.60                5/4-7/15/98            10,428,958
     11,000,000      Toyota Motor Credit Corporation.....................5.43-5.64               5/14-8/20/98            10,896,627
      3,500,000      Transamerica Finance Corporation....................   5.54                      5/15/98             3,492,459
     10,800,000      Walt Disney Company.................................5.36-5.46               6/22-9/18/98            10,653,316
                                                                       ------------------------------------------------------------
                                                                       Total Commercial Paper                           240,183,905
                                                                       ------------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

                                   The AAL Mutual Funds Annual Report         69

The AAL Money Market Fund - continued SCHEDULE OF INVESTMENTS AS OF APRIL 30,
1998


Principal Amount  Variable Rate Demand Notes (0.9%)                 Market Value
================================================================================

$  216,500        General Mills Corporation.......................  $    216,500
    71,557        Sara Lee Corporation............................        71,557
 1,929,455        Warner Lambert Incorporated.....................     1,929,455
                               -------------------------------------------------
                               Total Variable Rate Obligations         2,217,512
                               =================================================

                               -------------------------------------------------
                               TOTAL INVESTMENTS (100%)
                               (amortized cost basis $242,401,417)  $242,401,417
                               =================================================

* The interest rate shown reflects the coupon rate, or, for the securities purchased at a discount, the discount rate at the date of purchase.
**4(2) commercial paper


The accompanying notes to the financial statements are an integral part of this schedule.

70  The AAL Mutual Funds Annual Report

                       This Page Intentionally Left Blank







                                          The AAL Mutual Funds Annual Report 71


Statement of Assets and Liabilities                         AS OF APRIL 30, 1998


                                                              The AAL             The AAL             The AAL              The AAL
                                                 Small Cap Stock Fund  Mid Cap Stock Fund  International Fund  Capital Growth Fund
==================================================================================================================================
Assets
Investments at value (Cost: $118,268,936,
$559,026,647, $151,027,064, $1,566,940,020,
$169,143,915, $30,917,680, $107,545,061,
$432,383,371, $378,740,932 and $242,401,417,
respectively)........................................    $135,331,035        $676,194,561        $150,088,026       $2,840,856,436
Unamortized organization & initial
registration expenses................................          22,999                 817              33,139                   --
Dividend and interest receivable.....................          49,415             297,454             651,446            1,869,820
Prepaid expenses.....................................          42,455              62,304              45,128               72,793
Receivable from securities sold......................         585,605          15,985,396           1,057,528                   --
Receivable for forward contracts held................              --                  --          48,441,910                   --
Cash.................................................         216,674              67,867              51,360              610,630
----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                             $136,248,183        $692,608,399        $200,368,537       $2,843,409,679
==================================================================================================================================
Liabilities
Payable for forward currency contracts held..........      $       --        $         --         $47,268,372         $         --
Payable for investment purchase......................         969,531           5,581,750             171,631           16,462,630
Income distributions payable.........................              --                  --                  --                   --
Redemptions payable..................................              --                  --             131,083                   --
Payable to affiliate.................................         125,053             558,449             145,311            1,927,286
Accrued expenses.....................................          60,930             268,892             129,139              423,967
----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                           1,155,514           6,409,091          47,845,536           18,813,883
==================================================================================================================================
Net Assets
Trust capital (beneficial interest)..................     114,599,301         537,642,520         148,368,880        1,516,039,441
Accumulated undistributed net investment income
 (loss)..............................................           9,359              27,822           2,793,271            1,389,567
Accumulated net realized gain (loss) on
 investments.........................................       3,421,910          31,361,052           1,129,209           33,250,372
Net unrealized appreciation (depreciation) on:
  Investments........................................      17,062,099         117,167,914            (939,038)       1,273,916,416
  Foreign currency contracts.........................              --                  --           1,173,538                   --
  Foreign currency related transactions..............              --                  --              (2,859)                  --
----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                          135,092,669         686,199,308         152,523,001        2,824,595,796
----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities and Capital                            $136,248,183        $692,608,399        $200,368,537       $2,843,409,679
==================================================================================================================================
Total Net Assets Class A.............................    $120,285,342        $671,479,580        $144,152,707       $2,766,709,385
Shares of beneficial interest outstanding (Class A)..       8,689,794          42,156,519          12,930,549           93,331,807
Net asset value per share............................          $13.84              $15.93              $11.15               $29.64
Maximum public offering price........................          $14.42              $16.59              $11.61               $30.88
Total Net Assets Class B.............................     $14,389,944         $13,555,367          $7,910,025          $54,900,438
Shares of beneficial interest outstanding (Class B)..       1,047,930             858,826             715,910            1,868,704
Net asset value per share............................          $13.73              $15.78              $11.05               $29.38
Total Net Assets Class I.............................        $417,383          $1,164,361            $460,269           $2,985,973
Shares of beneficial interest outstanding (Class I)..          30,103              72,934              41,212              100,652
Net asset value per share............................          $13.87              $15.96              $11.17               $29.67

The accompanying notes to the financial statements are an integral part of this schedule.

72   The AAL Mutual Funds Annual Report


      The AAL            The AAL              The AAL               The AAL              The AAL            The AAL
Equity Income Fund    Balanced Fund    High Yield Bond Fund    Municipal Bond Fund      Bond Fund      Money Market Fund
========================================================================================================================

   $207,958,344        $31,901,446          $108,318,482           $461,725,419        $381,612,625       $242,401,417

             --             72,980                24,414                     --                  --                 --
        490,046            128,280             2,688,936              6,680,568           2,587,215              1,635
         44,434              4,250                46,037                 40,162              32,571             74,699
             --                 --             3,128,380             19,958,421                  --                 --
             --                 --                    --                     --                  --                 --
        266,142            123,280               124,307                202,921             579,707          1,095,711
------------------------------------------------------------------------------------------------------------------------
   $208,758,966        $32,230,236          $114,330,556           $488,607,491        $384,812,118       $243,573,462
========================================================================================================================

   $         --        $        --          $         --           $         --        $         --       $         --
             --          1,044,488             3,269,750             17,067,969                  --                 --
             --                 --               231,588                325,952             397,118              16,179
             --                 --                    --                     --                  --           1,180,223
        133,648             14,084                59,383                289,348             234,389              82,254
         65,998             94,597                47,784                118,397              93,874             122,239
------------------------------------------------------------------------------------------------------------------------
        199,646          1,153,169             3,608,505             17,801,666             725,381           1,400,895
========================================================================================================================
    156,109,760         30,085,771           109,109,163            438,613,197         391,670,281         242,137,356
        324,789             41,102                 8,630                (47,081)             96,451              35,211
     13,310,342            (33,572)              830,837              2,897,661         (10,551,688)                 --

     38,814,429            983,766               773,421             29,342,048           2,871,693                  --
             --                 --                    --                     --                  --                  --
             --                 --                    --                     --                  --                  --
------------------------------------------------------------------------------------------------------------------------
    208,559,320         31,077,067           110,722,051            470,805,825         384,086,737         242,172,567
------------------------------------------------------------------------------------------------------------------------
   $208,758,966        $32,230,236          $114,330,556           $488,607,491        $384,812,118        $243,573,462
========================================================================================================================
   $197,653,829        $27,674,985          $100,828,858           $467,145,934        $353,405,552        $240,737,453
     13,816,053          2,559,097             9,778,939             40,974,450          35,388,155         240,737,453
   $      14.31        $     10.81          $      10.31           $      11.40        $       9.99        $       1.00
   $      14.91        $     11.26          $      10.74           $      11.88        $      10.41        $         --
   $  3,818,315        $ 2,325,727          $  9,714,463           $  3,609,800        $  1,431,449        $  1,200,622
        266,796            215,470               941,909                316,724             143,249           1,200,622
   $      14.31        $     10.79          $      10.31           $      11.40        $       9.99        $       1.00
   $  7,087,176        $ 1,076,355          $    178,730           $     50,091        $ 29,249,736        $    234,492
        495,048             99,724                17,344                  4,393           2,928,651             234,492
   $      14.32        $     10.79          $      10.31           $      11.40        $       9.99        $       1.00

                                        The AAL Mutual Funds Annual Report   73

Statement of Operations                        FOR THE YEAR ENDED APRIL 30, 1998

                                                          The AAL             The AAL             The AAL              The AAL
                                             Small Cap Stock Fund  Mid Cap Stock Fund  International Fund  Capital Growth Fund
==============================================================================================================================
Investment Income

Dividends............................................ $   414,834        $  4,723,476         $ 2,712,151         $ 25,735,290
Taxable interest.....................................     193,471           1,376,271           2,178,545            5,514,325
Tax exempt interest..................................          --                  --                  --                   --
Foreign dividend withholding.........................          --                  --            (311,087)                  --
------------------------------------------------------------------------------------------------------------------------------
Total Investment Income..............................     608,305           6,099,747           4,579,609           31,249,615
------------------------------------------------------------------------------------------------------------------------------
Expenses

Adviser fees.........................................     690,590           4,070,582             349,634           12,742,588
Sub-Adviser fees.....................................          --                  --             930,467                   --
Audit fees and legal fees............................      20,313              24,605              27,564               27,328
Custody fees.........................................      12,368              42,754             183,659              125,444
Administrative service and pricing fees..............      43,902              42,076              73,391               41,721
Amortization of organizational costs
& registration fees..................................       7,249               7,333              14,691                   --
Printing and postage expense.........................      55,267             255,609             107,023              284,696
Distribution expense Class A.........................     208,815           1,468,211             335,876            5,672,597
Distribution expense Class B.........................      85,071              80,734              54,549              291,921
SEC and state registration expense...................      64,552             122,153              81,462              168,284
Transfer agent fees (a)..............................     196,006             857,241             280,038            1,634,953
Transfer agent fees Class A..........................     136,942             423,058             143,567              893,477
Transfer agent fees Class B..........................      22,061              21,350              15,100               48,027
Transfer agent fees Class I..........................           7                  11                   8                   12
Shareholder maintenance fees Class A.................      77,770             345,476             110,982              693,441
Shareholder maintenance fees Class B.................      13,198              12,865               9,244               27,952
Shareholder maintenance fees Class I.................           3                   3                   2                    4
Trustees fees and expenses...........................      10,758              10,758              10,758               10,758
Other expenses.......................................       1,413               8,454               2,741               27,993
------------------------------------------------------------------------------------------------------------------------------
Total Expenses.......................................   1,646,285           7,793,273           2,730,756           22,691,196
------------------------------------------------------------------------------------------------------------------------------
Less reimbursement from Adviser......................          --                  --                  --                   --
------------------------------------------------------------------------------------------------------------------------------
Total Net Expenses...................................   1,646,285           7,793,273           2,730,756           22,691,196
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss).........................  (1,037,980)         (1,693,526)          1,848,853            8,558,419
------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gains (Losses) on Investments

Net realized gains (losses) on investments...........   9,736,718          66,674,556           5,389,493          107,878,390
Net realized gains on
foreign currency transactions........................          --                  --           5,840,769                   --
Increase (decrease) in unrealized
appreciation on investments..........................  20,348,718         118,067,392          (1,606,668)         714,923,258
Decrease in unrealized appreciation
on currency transactions.............................          --                  --          (2,406,763)                  --
------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gains
on Investments.......................................  30,085,436         184,741,948           7,216,831          822,801,648
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations............................ $29,047,456        $183,048,422         $ 9,065,684         $831,360,067
------------------------------------------------------------------------------------------------------------------------------
(a) Transfer agent fees were accrued as shared expense before December 29, 1997

The accompanying notes to the financial statements are an integral part of this schedule.

74  The AAL Mutual Funds Annual Report


           The AAL         The AAL                The AAL               The AAL        The AAL            The AAL
Equity Income Fund   Balanced Fund   High Yield Bond Fund   Municipal Bond Fund      Bond Fund  Money Market Fund
=================================================================================================================
       $ 4,342,834      $   25,598            $        --           $        --    $        --      $         --
           953,977         138,370              8,647,495               265,278     25,832,095        12,328,328
                --              --                     --            24,027,117             --                --
                --              --                     --                    --             --                --
----------------------------------------------------------------------------------------------------------------
         5,296,811         163,968              8,647,495            24,292,395     25,832,095        12,328,328
----------------------------------------------------------------------------------------------------------------

           809,233          27,618                522,217             2,163,729      1,921,733         1,088,957
                --              --                     --                    --             --                --
            24,381           6,685                 25,793                23,249         21,720            14,346
            11,209             700                  5,122                17,667         27,212            13,884
            41,504          12,056                 52,682                57,209         47,618            40,938

             8,353              --                  6,647                    --             --                --
            61,520           7,107                 33,440                 8,815         46,147           120,855
           395,772           9,989                202,248             1,119,722        939,383           270,879
            15,738           2,780                 60,906                20,561          8,419             9,266
            61,846             502                 52,374                71,527         64,987            99,474
           183,877              --                 38,687               175,798        270,911           293,994
            94,318           5,282                 37,606                79,912        140,130           197,988
             3,521             735                  7,138                 1,818          1,384             2,248
                12              11                     11                     6             13                12
            75,806           1,052                 19,735                68,253        112,453           103,084
             1,854             199                  3,572                   791            744               672
                 5               2                      3                     2              5                 4
            10,758           3,124                 10,758                10,758         10,758            10,758
             2,750             468                  1,426                 7,033          6,703             3,379
----------------------------------------------------------------------------------------------------------------
         1,802,457          78,310              1,080,365             3,826,850      3,620,320         2,270,738
----------------------------------------------------------------------------------------------------------------
                --         (11,418)              (173,649)                   --             --          (775,071)
----------------------------------------------------------------------------------------------------------------
         1,802,457          66,892                906,716             3,826,850      3,620,320         1,495,667
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
         3,494,354          97,076              7,740,779            20,465,545     22,211,775        10,832,661
----------------------------------------------------------------------------------------------------------------

        19,250,254         (33,572)             1,860,676             7,482,803      9,902,653                --

                --              --                     --                    --             --                --

        24,269,617         983,766              1,260,221            15,997,733      4,006,350                --

                --              --                     --                    --             --                --
----------------------------------------------------------------------------------------------------------------
        43,519,871         950,194              3,120,897            23,480,536     13,909,003                --
================================================================================================================
       $47,014,225      $1,047,270            $10,861,676           $43,946,081    $36,120,778       $10,832,661
----------------------------------------------------------------------------------------------------------------

                                          The AAL Mutual Funds Annual Report  75

Statement of Changes in Net Assets


                                                                         The AAL Small Cap Stock Fund    The AAL Mid Cap Stock Fund
                                                                          Period Ended    Year Ended     Year Ended      Year Ended
                                                                          4/30/1997(a)       4/30/98        4/30/97         4/30/98
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income (loss)............................................   $  (259,744)   (1,037,980)  $ (4,314,133)   $ (1,693,526)

Net realized gains (losses) on
investment transactions.................................................       356,648     9,736,718     57,272,939      66,674,556

Net realized gains (losses) on
foreign currency transactions...........................................           --            --             --              --

Increase (decrease) in  unrealized appreciation
on investments..........................................................    (3,286,619)   20,348,718   (105,788,808)    118,067,392

Increase (decrease) in unrealized appreciation on
foreign currency........................................................           --            --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations...............................................    (3,189,715)   29,047,456    (52,830,002)    183,048,422
===================================================================================================================================

Distributions to  Shareholders

Distributions from net investment income
Class A.................................................................           --           --              --             --

Capital gains distributions Class A.....................................      (726,525)   (4,330,010)   (78,919,695)    (55,619,593)

Distributions from net investment income
Class B.................................................................           --           --              --              --

Capital gains distributions Class B.....................................           --       (429,281)           --         (825,701)

Distributions from net investment income
Class I.................................................................           --            --             --              --

Capital gains distributions Class I.....................................           --            --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders.....................................      (726,525)   (4,759,291)   (78,919,695)    (56,445,294)
===================================================================================================================================

Trust Shares Transactions

Purchase of trust shares................................................    53,019,419    68,657,418    152,186,004      99,347,772

Income dividends reinvested.............................................           --            --             --              --

Capital gains distributions reinvested..................................       721,583     4,741,670     78,042,123      56,185,767

Redemption of trust shares..............................................    (1,942,828)  (10,476,518)   (58,449,728)    (60,940,889)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Trust Capital................................    51,798,174    62,922,570    171,778,399      94,592,650
===================================================================================================================================
Net Increase in Net Assets..............................................    47,881,934    87,210,735     40,028,702     221,195,778
===================================================================================================================================
Net Assets Beginning of Period..........................................           --     47,881,934    424,974,828     465,003,530
===================================================================================================================================
Net Assets End of Period (1)............................................   $47,881,934  $135,092,669  $ 465,003,530    $686,199,308
===================================================================================================================================

(a)  Since inception July 1, 1996.
(b)  Prior to September 1, 1997 formerly The AAL Utilities Fund.
(c)  Since inception December 29, 1997.
(d)  Since inception January 8, 1997.
(1) Including undistributed income of $4,720 and $9,359 for The AAL Small Cap Stock Fund; $23,600 and $27,822 for The AAL Mid Cap Stock Fund; $(584,861) and $2,793,271 for The AAL International Fund; $0 and $1,389,567 for The AAL Capital Growth Fund; $447,037 and $324,789 for The AAL Equity Income Fund; for each period, respectively.

The accompanying notes to the financial statements are an integral part of this schedule.

76   The AAL Mutual Funds Annual Report

          The AAL International Fund              The AAL Capital Growth Fund             The AAL Equity Income Fund
      Year Ended             Year Ended       Year Ended              Year Ended      Year Ended             Year Ended
         4/30/97                4/30/98          4/30/97                 4/30/98         4/30/97            4/30/98 (b)
============================================================================================================================
    $    765,721           $  1,848,853   $    9,778,642          $    8,558,419    $  4,594,264           $  3,494,354
       4,041,492              5,389,493       63,871,032             107,878,390         487,429             19,250,254
         843,337              5,840,769               --                      --              --                     --
      (2,584,263)            (1,606,668)     221,360,237             714,923,258       4,767,805             24,269,617
       3,285,289             (2,406,763)              --                      --              --                     --
----------------------------------------------------------------------------------------------------------------------------
       6,351,576              9,065,684      295,009,911             831,360,067       9,849,498             47,014,225
----------------------------------------------------------------------------------------------------------------------------
      (2,818,054)            (4,680,366)      (9,778,642)             (7,150,934)     (4,697,577)            (3,574,397)
        (509,864)            (6,818,663)     (74,870,516)            (98,647,241)             --             (5,528,978)
              --               (192,611)              --                 (17,918)           (837)               (21,149)
              --               (310,653)              --              (1,384,876)             --                (60,243)
              --                     --               --                      --              --                (26,918)
              --                     --               --                      --              --                     --
----------------------------------------------------------------------------------------------------------------------------
      (3,327,918)           (12,002,293)     (84,649,158)           (107,200,969)     (4,698,414)            (9,211,685)
----------------------------------------------------------------------------------------------------------------------------
      63,370,618             49,533,709      249,270,564             363,179,248      32,639,353             52,747,159
       2,756,776              4,800,618       11,253,149               7,099,757       4,372,914              3,344,008
         498,910              7,021,201       72,686,041              99,155,028              --              5,225,719
      (8,013,407)           (24,649,658)    (119,475,445)           (174,444,619)    (21,932,369)           (25,251,474)
----------------------------------------------------------------------------------------------------------------------------
      58,612,897             36,705,870      213,734,309             294,989,414      15,079,898             36,065,412
----------------------------------------------------------------------------------------------------------------------------
      61,636,555             33,769,261      424,095,062           1,019,148,512      20,230,982             73,867,952
----------------------------------------------------------------------------------------------------------------------------
      57,117,185            118,753,740    1,381,352,222           1,805,447,284     114,460,386            134,691,368
----------------------------------------------------------------------------------------------------------------------------
    $118,753,740           $152,523,001   $1,805,447,284          $2,824,595,796    $134,691,368           $208,559,320
----------------------------------------------------------------------------------------------------------------------------

                                         The AAL Mutual Funds Annual Report   77

                                                     The AAL Balanced Fund     The AAL High Yield Bond Fund
                                                         Period Ended          Period Ended    Period Ended
                                                         4/30/1998 (c)          4/30/97 (d)      4/30/98
============================================================================================================
Operations
Net investment income (loss)......................        $    97,076          $   912,510     $  7,740,779
Net realized gains (losses) on
investment transactions...........................            (33,572)             (58,339)       1,860,676
Net realized gains (losses) on
foreign currency transactions.....................                 --                   --               --
Increase (decrease) in unrealized
appreciation on investments.......................            983,766             (486,800)       1,260,221
Increase (decrease) in unrealized
appreciation on foreign currency..................                 --                   --               --
-----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations.........................          1,047,270              367,371       10,861,676
============================================================================================================
Distributions from net investment income
Class A...........................................            (50,767)            (879,944)      (7,235,858)
Capital gains distributions Class A...............                 --                   --         (904,721)
Distributions from net investment income
Class B...........................................             (2,521)             (32,566)        (500,450)
Capital gains distributions Class B...............                 --                   --          (66,779)
Distributions from net investment income
Class I...........................................             (2,686)                  --           (4,471)
Capital gains distributions Class I...............                 --                   --               --
-----------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders...............            (55,974)            (912,510)      (8,712,279)
============================================================================================================
Trust Shares Transactions
Purchase of trust shares..........................         30,286,303           48,042,384       85,083,040
Income dividends reinvested.......................             54,955              281,381        4,442,780
Capital gains distributions reinvested............                 --                   --          614,901
Redemption of trust shares........................           (255,487)            (437,680)     (28,909,013)
-----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Trust Capital..........         30,085,771           47,886,085       61,231,708
============================================================================================================
Net Increase in Net Asset.........................         31,077,067           47,340,946       63,381,105
============================================================================================================
Net Assets Beginning of Period....................                 --                   --       47,340,946
============================================================================================================
Net Assets End of Period (1)......................        $31,077,067          $47,340,946     $110,722,051
============================================================================================================

(a)  Since inception July 1, 1996.
(c)  Since inception December 29, 1997.
(d)  Since inception January 8, 1997.
(1) Including undistributed income of $41,102 for The AAL Balanced Fund; $2,019 and $8,630 for The AAL High Yield Bond Fund; $(47,081) and $(47,081) for The AAL Municipal Bond Fund; $96,451 and $96,451 for The AAL Bond Fund; $35,211 and $35,211 for The AAL Money Market Fund; for each period, respectively.

The accompanying notes to the financial statements are an integral part of this schedule.

78   The AAL Mutual Funds Annual Report





     The AAL Municipal Bond Fund                 The AAL Bond Fund               The AAL Money Market Fund
   Year Ended         Year Ended            Year Ended      Year Ended          Year Ended      Year Ended
      4/30/97            4/30/98               4/30/97         4/30/98             4/30/97         4/30/98
==========================================================================================================
 $ 19,810,749       $ 20,465,545         $  25,509,886    $ 22,211,775       $   7,658,318   $  10,832,661

    2,734,930          7,482,803            (4,679,871)      9,902,653                  --              --

           --                 --                    --              --                  --              --

    4,568,598         15,997,733             5,711,712       4,006,350                  --              --

           --                 --                    --              --                  --              --
----------------------------------------------------------------------------------------------------------
   27,114,277         43,946,081            26,541,727      36,120,778           7,658,318      10,832,661
----------------------------------------------------------------------------------------------------------
  (19,805,296)       (20,389,290)          (25,506,598)    (21,676,538)         (7,656,186)    (10,788,522)
   (7,015,210)        (5,191,075)                   --              --                  --              --
       (5,453)           (75,468)               (3,288)        (39,897)             (2,132)        (42,662)
           --            (26,807)                   --              --                  --              --
           --               (787)                   --        (495,340)                 --          (1,477)
           --                 --                    --              --                  --              --
----------------------------------------------------------------------------------------------------------
  (26,825,959)       (25,683,427)          (25,509,886)    (22,211,775)         (7,658,318)    (10,832,661)
----------------------------------------------------------------------------------------------------------

   42,811,680         58,635,631            38,659,955      62,304,932         298,188,613     332,575,912
   16,258,819         16,598,508            20,213,589      17,287,957           7,658,318      10,627,301
    5,824,183          4,353,818                    --              --                  --              --
  (55,527,221)       (49,477,885)         (101,018,460)    (99,148,766)       (231,675,023)   (291,216,645)
----------------------------------------------------------------------------------------------------------
    9,367,461         30,110,072           (42,144,916)    (19,555,877)         74,171,908      51,986,568
----------------------------------------------------------------------------------------------------------
    9,655,779         48,372,726           (41,113,075)     (5,646,874)         74,171,908      51,986,568
----------------------------------------------------------------------------------------------------------
  412,777,320        422,433,099           430,846,686     389,733,611         116,014,091     190,185,999
----------------------------------------------------------------------------------------------------------
 $422,433,099       $470,805,825         $ 389,733,611    $384,086,737       $ 190,185,999   $ 242,172,567
----------------------------------------------------------------------------------------------------------

                                         The AAL Mutual Funds Annual Report   79

Notes to Financial Statements  AS OF APRIL 30, 1998

A: Organization
The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income (formerly known as The AAL Utilities Fund), Balanced, High Yield Bond, Municipal Bond, Bond, Money Market and U.S. Government Zero Coupon Target Funds 2001 and 2006. The twelve AAL Mutual Funds are collectively referred to as the "Funds".

On January 8, 1997, the Trust began issuing two classes of Fund shares in The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, High Yield Bond, Municipal Bond, Bond and Money Market Funds. The Series A shares are subject to a maximum 4.00% sales charge of the offering price and a 0.25% annual service fee. Series B shares are offered at net asset value and a 1.00% annual 12b-1 and service fee. In addition, Series B shares have a contingent deferred sales charge of 5% declining 1% each year upon redemption during the first five years. The AAL Balanced Fund offered both Class A and Class B shares on its inception date of December 29, 1997.

On December 29, 1997, the Trust began issuing a third class of fund shares (institutional) in The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds. The Series I shares are offered at net asset value and have no annual 12b-1 charges. Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.

Effective September 1, 1997, shareholders of The AAL Utilities Fund changed its name to The AAL Equity Income Fund and the Funds' fundamental objective and industry concentration policy.

B: Significant Accounting Policies
The Funds' principal accounting policies are:

Valuation--Securities traded on national securities exchanges abroad are valued at last reported sales prices. Each over-the-counter security for which the last sales price is available from NASDAQ is valued at that price. Interest bearing money market instruments and variable rate demand notes are valued at a cost that approximates the market. All other instruments held by The AAL Money Market Fund and money market investments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis. (The AAL International Fund invests in foreign securities, including stocks, bonds, notes and convertible securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. All other securities are valued at the latest bid quotation if such quotations are readily available.) Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

Foreign Currency Translation--The market values of securities that are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars using the exchange quotation in effect at the time net asset value is calculated. The costs of such securities are translated at exchange rates prevailing when acquired. Additionally, other assets and liabilities denominated in foreign currencies are translated into U.S. dollars. The AAL International Fund does not isolate that portion of realized gains and losses on equity investments that is due to changes in foreign exchange rates from that which is due to changes in market prices of equity securities. However, for federal income tax purposes The AAL International Fund does treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates from the fluctuations arising from trade date and settlement date differences.

Foreign Currency Contracts--In connection with purchases and sales of securities denominated in foreign currencies, The AAL International Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counter parties fail to settle these currency contracts, The AAL International Fund could be exposed to foreign currency fluctuations.

Federal Income Taxes--Each Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly anticipate paying no Federal income taxes and no Federal income tax provision was required.

Income and Expenses--The Funds are charged for those expenses that are directly attributed to each portfolio, such as advisory, custodian, and shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Total investment income, expenses, and realized and unrealized gains or losses are allocated to each class based upon the relative net asset value of outstanding shares, or the value of dividend eligible shares, as appropriate for each class of shares. Each class is charged directly for expenses specifically attributed to that class.

Distributions to Shareholders--Net investment income is distributed to each shareholder as a dividend. Dividends to shareholders are recorded on the ex-dividend date. Dividends from The AAL Capital Growth Fund are declared and paid semi-annually. Dividends from The AAL Small Cap Stock, Mid Cap Stock and International Funds are declared and paid annually. Dividends from The AAL Equity Income and Balanced Funds are declared and paid quarterly. Dividends from The AAL High Yield Bond, Municipal Bond, Bond and Money Market Funds are declared daily and distributed monthly. Dividends from net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Credit Risk--The Funds hold investments in variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance on the instruments.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Other--For financial statement purposes, investment security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend


80  The AAL Mutual Funds Annual Report

Notes to Financial Statements - continued  AS OF APRIL 30, 1998 date, and interest income is recognized on an accrual basis. Discounts and premiums on municipal bonds are amortized over the life of the respective bonds. Discounts on bonds purchased are amortized over the life of the respective bonds in The AAL International, Equity Income, Balanced, High Yield Bond and Bond Funds. Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities (Noted as 144A Securities on the Schedule of Investments). The cost incurred with the organization and initial registration of shares for The AAL Small Cap Stock, Mid Cap Stock, International, Balanced and High Yield Bond Funds is being amortized over the period of benefit, but not to exceed 60 months from each Fund's commencement of operation.

Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to trust capital.

C: Investment Advisory Management Fees and Transactions with Related Parties The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation, ("The Advisor"), under which each of the mutual fund portfolios pay a fee for investment advisory services.

For the period May 1, 1997 to August 31, 1997, the annual rates of fees under the Investment Advisory Agreement are calculated at the following rates: 0.75 of 1% on the first $200 million of average daily net assets and 0.65 of 1% on average daily net assets over $200 million for The AAL Small Cap Stock and Mid Cap Stock Funds; 1% of the Funds average daily net assets for The AAL International Fund; 0.70 of 1% on the first $250 million of average daily net assets, 0.65 of 1% on the next $250 million, 0.575 of 1% on the next $500 million and 0.50 of 1% on average daily net assets over $1 billion for The AAL Capital Growth Fund; 0.50 of 1% on the first $250 million and 0.45 of 1% on average daily net assets over $250 million for The AAL Equity Income Fund; 0.60 of 1% on average daily net assets for The AAL High Yield Bond Fund; 0.55 of 1% on the first $250 million of average daily net assets, 0.50 of 1% on the next $250 million and 0.45 of 1% on average daily net assets over $500 million for The AAL Municipal Bond and Bond Funds; and 0.50 of 1% on the first $500 million and 0.45 of 1% on average daily net assets over $500 million for The AAL Money Market Fund. In addition, The AAL International Fund has entered into a Sub-Advisory Agreement with Societe Generale Asset Management Corp., which is paid 0.75 of 1% on average daily net assets.

Effective September 1, 1997, the annual rates of fees under the Investment Advisory Agreement changed for The AAL Municipal Bond and Bond Funds only. The rates are the same for both funds and are calculated as follows: 0.50 of 1% on the first $250 million of average daily net assets and 0.45 of 1% on average daily net assets over $250 million.

Effective December 1, 1997, the annual rates of fees under the Investment Advisory Agreement changed for The AAL International Fund. The rate is calculated as follows: 0.80 of 1% of average daily net assets. In addition, the sub-advisory fee paid to Societe Generale Asset Management Corp. was amended to
0.55 of 1% on average daily net assets (payable from the Annual Advisory Fee paid to the Adviser).

Effective December 29, 1998, with the inception of The AAL Balanced Fund, the annual fees under the Investment Advisory Agreement were set at 0.60 of 1% on average daily net assets.

The Trust has entered into an Administrative Services Agreement with the Adviser pursuant to which the Adviser provides certain administrative services. The Adviser earned the following fees from the respective Funds for the year ended April 30, 1998: $40,000 for The AAL Small Cap Stock, Mid Cap Stock, Capital Growth, Equity Income, High Yield Bond, Municipal Bond, Bond and Money Market Funds, respectively; $11,667 for The AAL Balanced Fund; and $45,000 for The AAL International Fund.

The Trust has also contracted with AAL Capital Management Corporation for certain shareholder maintenance services. These shareholder services include: pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquires regarding account status, option and facilitating shareholder telephone transactions. Fees and cost reimbursements charged to the Funds under terms of the contract approximated $4.08 per year per shareholder account.

The Trust has adopted a Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. On the Class A shares, a service fee of
0.25 of 1% for The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond and Bond Funds;
0.125 of 1% for The AAL Money Market Fund. On the Class B Shares, a service fee of 0.25 of 1% and a 12b-1 Distribution Fee of 0.75 of 1% for The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond and Bond Funds; a service fee of 0.125 of 1% and a 12b-1 Distribution Fee of 0.75 of 1% for The AAL Money Market Fund. There is no 12b-1 Distribution Fee on Class I shares.

Trustees of the Trust not affiliated with AAL or the Adviser received $85,751 in fees for fiscal 1997-98. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

The Adviser voluntarily has reimbursed various Funds since inception. As of April 30, 1998, the Adviser is waiving expenses of The AAL Money Market Fund of 0.425% based on average daily net assets. In addition, AAL Capital Management Corporation is waiving all expenses in excess of 1.00% for Class A and 1.75% for Class B of The AAL High Yield Bond Fund; and is waiving all expenses in excess of 1.25% for Class A and 2.00% for Class B of The AAL Balanced Fund. Voluntary waiver of expenses to these Funds may be modified of discontinued at any time by the Adviser.

AAL is the ultimate parent company for AAL Capital Management Corporation.

                                          The AAL Mutual Funds Annual Report 81

Notes to Financial Statements - continued  AS OF APRIL 30, 1998

D: Security Transaction

During the years ended April 30, 1997, and 1998, purchases and sales of securities other than short-term obligations were as follows:


                                               Purchases                        Sales
                                      ----------------------------  -----------------------------
                                              Years Ended                    Years Ended
                                        4/30/97         4/30/98       4/30/97          4/30/98
=================================================================================================
The AAL Small Cap Stock Fund          $ 82,807,470  $  147,796,741   $ 32,623,815  $   94,896,968
The AAL Mid Cap Stock Fund             586,304,570     634,736,099    499,728,977     597,740,432
The AAL International Fund              63,954,615      37,362,229     13,112,616      22,491,590
The AAL Capital Growth Fund            511,839,315     489,194,062    367,734,996     394,294,099
The AAL Equity Income Fund              33,256,370     122,835,962      6,189,126      98,863,905
The AAL Balanced Fund                          N/A      27,104,073            N/A       1,430,608
The AAL High Yield Bond Fund            55,060,147     152,446,699      9,837,171      93,287,589
The AAL Municipal Bond Fund            470,376,617     664,361,670    493,033,170     607,497,985
The AAL Bond Fund                      859,392,631   1,782,756,237    927,975,869   1,762,774,060

For the year ended April 30, 1997, and 1998, The AAL Bond Fund purchased $353,792,852 and $985,955,124 and sold $375,639,422 and $1,010,603,182 in U.S.
government obligations.

For the period ended April 30, 1998, The AAL Balanced Fund purchased $6,710,502 and sold $617,844 in U.S. government obligations.

As of April 30, 1998, the cost of investments for federal income tax purposes for each of the Funds was as follows:


The AAL Small Cap Stock Fund                                  $  118,510,160
The AAL Mid Cap Stock Fund                                       559,907,469
The AAL International Fund                                       153,128,655
The AAL Capital Growth Fund                                    1,566,940,020
The AAL Equity Income Fund                                       169,115,034
The AAL Balanced Fund                                             30,930,164
The AAL High Yield Bond Fund                                     107,545,061
The AAL Municipal Bond Fund                                      432,407,954
The AAL Bond Fund                                                378,950,966
The AAL Money Market Fund                                        242,401,417

Any differences between book and tax are due primarily to wash sale losses and REIT return of capital distributions. In addition, the cost basis differences in The AAL International Fund are due to mark to market adjustments for passive foreign investment companies.

The AAL Balanced and High Yield Bond Funds realized, on a tax basis, post-October losses of $21,088 and $132,359, respectively. Such amounts may be used to offset future capital gains.

At April 30, 1998, The AAL Bond Fund had accumulated net realized capital loss carryovers of $7,527,823 expiring in 2004 and $2,813,831 expiring in 2005. To the extent The AAL Bond Fund realizes future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryover.


82   The AAL Mutual Funds Annual Report

Notes to Financial Statements - continued  AS OF APRIL 30, 1998

The gross unrealized appreciation and depreciation on investments at years ended April 30, 1997, and 1998, were as follows:

                                                 4/30/97                                      4/30/98

                                                                   Net Unrealized                                    Net Unrealized
                                                                    Appreciation                                      Appreciation
                                    Appreciation  (Depreciation)   (Depreciation)    Appreciation    (Depreciation)  (Depreciation)
===================================================================================================================================
The AAL Small Cap
Stock Fund                          $  2,002,184    $ (5,288,803)    $ (3,286,619)  $   20,805,961    $ (3,743,862)  $   17,062,099
The AAL Mid Cap
Stock Fund                            43,560,575     (44,460,053)        (899,478)     132,609,100     (15,441,186)     117,167,914
The AAL
International Fund                    13,348,307      (9,088,073)       4,260,234       23,333,826     (23,099,326)         234,500
The AAL Capital
Growth Fund                          587,689,407     (28,696,249)     558,993,158    1,285,921,272     (12,004,856)   1,273,916,416
The AAL Equity
Income Fund                           18,968,225      (4,423,413)      14,544,812       40,487,563      (1,673,134)      38,814,429
The AAL Balanced Fund                        N/A             N/A              N/A        1,193,311        (209,545)         983,766
The AAL High Yield
Bond Fund                                211,334        (698,134)        (486,800)       2,117,499      (1,344,078)         773,421
The AAL Municipal
Bond Fund                             13,710,118        (365,803)      13,344,315       29,840,546        (498,498)      29,342,048
The AAL Bond Fund                      1,834,241      (2,968,898)      (1,134,657)       4,001,527      (1,129,834)       2,871,693

E: Trust Transaction

Transactions in trust shares for the years ended April 30, 1997, and 1998, were as follows:

                                                                The AAL Small Cap Stock Fund
                                      -----------------------------------------------------------------------------
                                            Class A Shares                   Class B Shares          Class I Shares
                                      --------------------------         ------------------------   ---------------
                                        4/30/97          4/30/98          4/30/97         4/30/98       4/30/98

===================================================================================================================
Shares purchased                      4,637,506        4,581,398          345,998         707,744        30,103
Income dividends reinvested                  --               --               --              --            --
Capital gains reinvested                 65,191          359,191               --          35,879            --
Shares redeemed                        (182,675)        (770,817)            (171)        (41,520)           --
                                     ----------        ---------          -------         -------        ------
Net increase of trust shares          4,520,022        4,169,772          345,827         702,103        30,103
                                     ==========        =========          =======         =======        ======

                                                                 The AAL Mid Cap Stock Fund
                                    -------------------------------------------------------------------------------
                                          Class A Shares                     Class B Shares         Class I Shares
                                    -----------------------------        -----------------------   ----------------
                                       4/30/97          4/30/98           4/30/97        4/30/98        4/30/98

===================================================================================================================
Shares purchased                      9,684,073        5,854,933          257,913         566,630        73,106
Income dividends reinvested                  --               --               --              --            --
Capital gains reinvested              5,777,146        3,957,823               --          59,255            --
Shares redeemed                      (3,973,092)      (3,985,235)            (130)        (24,842)         (172)
                                     ----------        ---------          -------         -------        ------
Net increase of trust shares         11,488,127        5,827,521          257,783         601,043        72,934
                                     ==========        =========          =======         =======        ======

                                          The AAL Mutual Funds Annual Report  83

Notes to Financial Statements - continued  AS OF APRIL 30, 1998

                                                The AAL International Fund
                              ---------------------------------------------------------------
                                    Class A Shares         Class B Shares    Class I Shares
                              ------------------------   ------------------- ----------------
                                  4/30/97      4/30/98   4/30/97     4/30/98          4/30/98

===============================================================================================
Shares purchased                5,486,739    3,772,173   229,431     479,030           41,212
Income dividends reinvested        45,809      456,456        --      19,125               --
Capital gains reinvested          252,387      644,791        --      30,027               --
Shares redeemed                  (720,333)  (2,164,121)      (92)    (41,612)              --
                               ----------   ----------   -------     -------          -------
Net increase of trust shares    5,064,602    2,709,299   229,339     486,570           41,212
                               ==========   ==========   =======     =======          =======

                                                The AAL Capital Growth Fund
                              ---------------------------------------------------------------
                                    Class A Shares         Class B Shares      Class I Shares
                              ------------------------   -------------------   --------------
                                  4/30/97      4/30/98   4/30/97     4/30/98          4/30/98

===============================================================================================
Shares purchased               11,764,223   12,378,718   516,710   1,344,950          104,072
Income dividends reinvested       569,065      288,468        --         748               --
Capital gains reinvested        3,513,100    3,818,058        --      54,225               --
Shares redeemed                (5,906,836)  (6,622,943)   (2,797)    (45,132)          (3,420)
                               ----------   ----------   -------   ---------          -------
Net increase of trust shares    9,939,552    9,862,301   513,913   1,354,791          100,652
                               ==========   ==========   =======   =========          =======

                                               The AAL Equity Income Fund
                              ---------------------------------------------------------------
                                    Class A Shares         Class B Shares      Class I Shares
                              -------------------------   -----------------    --------------
                                   4/30/97      4/30/98   4/30/97   4/30/98          4/30/98

===============================================================================================
Shares purchased                 2,906,152    3,285,078    43,457   221,116          494,961
Income dividends reinvested        393,768      258,113        74     1,588               87
Capital gains reinvested                --      401,552        --     4,591               --
Shares redeemed                 (1,958,613)  (1,967,090)       (2)   (4,028)              --
                                 ---------    ---------    ------   -------          -------
Net increase of trust shares     1,341,307    1,977,653    43,529   223,267          495,048
                                 =========    =========    ======   =======          =======

                                                    The AAL Balanced Fund
                              ---------------------------------------------------------------
                                   Class A Shares         Class B Shares      Class I Shares
                              -----------------------   ------------------  -----------------
                                       4/30/98                4/30/98             4/30/98

===============================================================================================
Shares purchased                     2,577,656                216,251              99,473
Income dividends reinvested              4,577                    234                 251
Capital gains reinvested                    --                     --                  --
Shares redeemed                        (23,136)                (1,015)                 --
                                     ---------                -------              ------
Net increase of trust shares         2,559,097                215,470              99,724
                                     =========                =======              ======

84    The AAL Mutual Funds Annual Report

Notes to Financial Statements - continued  AS OF APRIL 30, 1998


                                                The AAL High Yield Bond Fund
                                -----------------------------------------------------------

                                    Class A Shares         Class B Shares    Class I Shares
                                ----------------------   -----------------   --------------
                                  4/30/97      4/30/98   4/30/97   4/30/98          4/30/98
===========================================================================================

Shares purchased                4,536,334    7,562,713   271,056   664,944           16,914
Income dividends reinvested        26,252      399,044     2,140    30,318              430
Capital gains reinvested               --       54,806        --     4,779               --
Shares redeemed                   (40,257)  (2,759,953)   (4,051)  (27,277)              --
                                ---------   ----------   -------   -------          -------
Net increase of trust shares    4,522,329    5,256,610   269,145   672,764           17,344
                                =========    =========   =======   =======          =======

                                                  The AAL Municipal Bond Fund
                                -----------------------------------------------------------

                                    Class A Shares         Class B Shares    Class I Shares
                                ----------------------   -----------------   --------------
                                 4/30/97      4/30/98    4/30/97   4/30/98          4/30/98
===========================================================================================

Shares purchased                3,803,846    4,874,442    71,756   244,779            4,325
Income dividends reinvested     1,469,699    1,447,260       453     5,354               68
Capital gains reinvested          521,880      376,282        --     1,982               --
Shares redeemed                (5,033,038)  (4,333,958)   (2,178)   (5,422)              --
                                ---------   ----------   -------   -------          -------
Net increase of trust shares      762,387    2,364,026    70,031   246,693            4,393
                                =========   ==========   =======   =======          =======


                                                  The AAL Bond Fund
                                -----------------------------------------------------------
                                    Class A Shares         Class B Shares    Class I Shares
                                ----------------------   -----------------   --------------
                                 4/30/97      4/30/98    4/30/97   4/30/98          4/30/98
===========================================================================================

Shares purchased                3,970,015    3,202,810    40,256   104,248        2,928,980
Income dividends reinvested     2,091,671    1,727,721       325     3,370           11,357
Capital gains reinvested               --           --        --        --               --
Shares redeemed               (10,449,930)  (9,960,597)      (10)   (4,940)         (11,686)
                              -----------   ----------   -------   -------        --------
Net increase of trust shares   (4,388,244)  (5,030,066)   40,571   102,678        2,928,651
                              ===========   ==========   =======   =======        =========


                                                The AAL Money Market Fund
                              -------------------------------------------------------------

                                  Class A Shares           Class B Shares    Class I Shares
                              -----------------------     -----------------  --------------
                                4/30/97      4/30/98     4/30/97    4/30/98         4/30/98
===========================================================================================

Shares purchased              297,511,853  328,956,368   676,761  3,114,103         505,441
Income dividends reinvested     7,656,532   10,583,981     1,786     41,867           1,453
Capital gains reinvested               --           --        --         --              --
Shares redeemed              (231,565,574)(288,419,798) (109,450)(2,524,445)       (272,402)
                             ------------  -----------  -------- ----------       ---------
Net increase of trust shares   73,602,811   51,120,551   569,097    631,525         234,492
                             ============   ==========  ======== ==========       =========

                                          The AAL Mutual Funds Annual Report  85

Notes to Financial Statements - continued  AS OF APRIL 30, 1998


F: Forward Currency Contracts
As of April 30, 1998, The AAL International Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized depreciation of $1,173,538.


Settlement Date                    Currency to               U.S. Value at                Currency to              U.S. Value at
Through                            Be Delivered              April 30, 1998               Be Received              April 30, 1998
=================================================================================================================================
05/04/98                  18,299   U.S. Dollar                 $   18,290       677,341   Belgium Franc              $    18,299
05/04/98                  85,588   U.S. Dollar                     85,627    13,050,787   Spanish Peseta                  85,588
05/04/98                  (3,066)  U.S. Dollar                     (3,066)      (23,750)  Hong Kong Dollar                (3,066)
05/05/98                  27,600   U.S. Dollar                     27,538        16,468   British Pound Sterling          27,600
05/06/98                  94,327   U.S. Dollar                     94,266     3,490,959   Belgium Franc                   94,327
05/06/98                 168,962   U.S. Dollar                    169,000   299,459,100   Italian Lira                   168,962
05/06/98                 (65,693)  U.S. Dollar                    (65,894)     (118,590)  New Zealand Dollar             (65,693)
05/07/98                  32,211   U.S. Dollar                     32,293        19,311   British Pound Sterling          32,211
05/07/98                  79,213   U.S. Dollar                     79,579    10,514,822   Japanese Yen                    79,213
05/07/98                 (22,667)  U.S. Dollar                    (22,675)      (35,904)  Singapore Dollar               (22,667)
05/08/98                 149,671   U.S. Dollar                    149,733        89,541   British Pound Sterling         149,671
05/29/98                 322,059   U.S. Dollar                    321,206     1,932,924   French Franc                   322,059
06/03/98              37,294,000   French Franc                 6,207,597     6,207,597   U.S. Dollar                  6,061,675
06/10/98                 308,000   Swiss Franc                    206,199       206,199   U.S. Dollar                    222,463
06/11/98               2,681,000   Australian Dollar            1,747,377     1,747,377   U.S. Dollar                  1,841,955
06/17/98               2,183,000   Deutsche Mark                1,219,349     1,219,349   U.S. Dollar                  1,252,611
06/24/98             854,429,000   Japanese Yen                 6,510,431     6,510,431   U.S. Dollar                  7,265,570
09/10/98               8,831,000   Swiss Franc                  5,973,754     5,973,754   U.S. Dollar                  6,145,485
09/17/98              14,234,500   Deutsche Mark                7,990,625     7,990,625   U.S. Dollar                  7,929,511
09/22/98              28,553,600   French Franc                 4,781,887     4,781,886   U.S. Dollar                  4,692,980
09/29/98           1,099,266,000   Japanese Yen                 8,495,100     8,495,100   U.S. Dollar                  8,985,395
10/01/98                 221,000   British Pound Sterling         376,362       376,362   U.S. Dollar                    365,866
10/06/98               5,153,000   New Zealand Dollar           2,873,794     2,873,794   U.S. Dollar                  2,791,895
                                                              -----------                                            -----------
                                                              $47,268,372                                            $48,441,910
                                                              ===========                                            ===========

G: Federal Income Tax Information (unaudited)
In early 1998, shareholders received information regarding all distributions paid to them by the Funds, during the calendar year 1997. The Funds hereby designate the following amounts as long-term capital gains:


                                      The           The             The                The                 The              The
                                 AAL Small Cap  AAL Mid Cap  AAL International  AAL Capital Growth  AAL Equity Income  AAL Municipal
                                  Stock Fund    Stock Fund         Fund                Fund               Fund           Bond Fund
Capital Gains Taxed at 20%         $    --      $11,574,780      $1,855,940        $ 74,623,959         $5,589,221      $1,789,066

Capital Gains Taxed at 28%          21,377       24,370,368       2,500,726          25,408,158                 --         651,668

Total Long-term Capital Gains       21,377       35,945,148       4,356,666         100,032,117          5,589,221       2,440,734

For The AAL Capital Growth, Equity Income and Balanced Funds, the percentage of ordinary income distributions which is eligible for the corporate dividend received deduction for the fiscal year ended April 30, 1998, was 100%, 100% and 99.65%, respectively. (unaudited)

During the fiscal year ended April 30, 1998, The AAL International Fund generated $4,890,696 of foreign source income and paid $311,087 of foreign taxes. The Fund elects to pass foreign taxes through to the Fund's shareholders for their 1998 tax returns. Updated data will be sent with 1998 Form 1099s to enable shareholders to have information to claim either a foreign tax credit or to take a foreign tax deduction on their 1998 income tax returns.

For the fiscal year ended April 30, 1998, The AAL Municipal Bond Fund designates 98.9% of its income distributions as tax exempt income distributions.

H: Shareholder Meeting
On August 15, 1997, a special shareholder meeting was held at which time a majority vote of The AAL Utilities Fund shareholders agreed to change The AAL Utilities Fund's fundamental objective and the industry concentration policy. The AAL Utilities Fund's name was also changed to The AAL Equity Income Fund (unaudited).


                     For    6,026,629.223.................. 95.16%
                 Against       97,267.076..................  1.54%
               Abstained      209,078.883..................  3.30%
                            -------------                  ------
                   Total    6,332,975.182..................100.00%

86  The AAL Mutual Funds Annual Report

Financial Highlights         PER SHARE INFORMATION

The AAL Small Cap Stock Fund

                                               Class A          Class B          Class A        Class B         Class I
                                               Period Ended     Period Ended     Year Ended     Year Ended      Period Ended
                                               4/30/97          4/30/97          4/30/98        4/30/98         4/30/98 (e)
============================================================================================================================
Net asset value:
Beginning of period.........................   $      10.00     $      11.17   $       9.84    $      9.81          $  12.45
Income from Investment Operations
Net investment income.......................         (0.055)          (0.032)        (0.101)        (0.158)           (0.006)
Net realized and unrealized gain (loss)
on investments..............................          0.162           (1.328)         4.726          4.667             1.426
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                      0.107           (1.360)         4.625          4.509             1.420
-------------------------------------------------------------------------------------------------------------------------------
Distributions from:
Net investment income.......................             --               --             --             --                --
Net realized capital gains..................         (0.267)              --         (0.625)        (0.589)               --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.267)              --         (0.625)        (0.589)               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value..         (0.160)          (1.360)         4.000          3.920             1.420
Net asset value:
End of period...............................   $       9.84     $       9.81   $      13.84    $     13.73          $  13.87
===============================================================================================================================
Total return (d)............................          (0.78)%         (12.18)%        47.97%         46.86%            11.41%
Net assets, end of period...................   $ 44,487,852     $  3,394,082   $120,285,342    $14,389,944          $417,383
Ratio of expenses to average
net assets (a) (b)..........................           2.06%            3.20%          1.71%          2.60%             1.19%
Ratio of net investment income
to average net assets (a) (c)...............          (1.20)%          (2.39)%        (1.05)%        (1.94)%           (0.39)%
Portfolio turnover rate.....................         138.50%          138.50%        105.60%        105.60%           105.60%
Average commission paid per share...........   $      0.059     $      0.059   $      0.055    $     0.055          $  0.057

                                      The AAL Mutual Funds Annual Report      87

Financial Highlights - continued   PER SHARE INFORMATION

The AAL Mid Cap Stock Fund

                                               Class A             Class A            Class A           Class A
                                               Period Ended        Year Ended         Year Ended        Year Ended
                                               4/30/94             4/30/95            4/30/96           4/30/97
=====================================================================================================================
Net asset value:
Beginning of period.........................   $      10.00        $      10.38       $      10.92      $      17.11
Income from Investment Operations
Net investment income.......................         (0.044)             (0.054)            (0.100)           (0.119)
Net realized and unrealized gain (loss) on
investments.................................          0.424               0.594              6.290            (1.628)
---------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                      0.380               0.540              6.190            (1.747)
---------------------------------------------------------------------------------------------------------------------
Distributions from:
Net investment income.......................             --                  --                 --                --
Net realized capital gains..................             --                  --                 --            (2.653)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                                      --                  --                 --            (2.653)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value..          0.380               0.540              6.190            (4.400)
Net asset value:
End of period...............................   $      10.38        $      10.92       $      17.11      $      12.71
=====================================================================================================================
Total return (d)............................           3.80%               5.20%             56.59%           (11.08)%
Net assets, end of period...................   $142,529,469        $220,792,070       $424,974,829      $461,732,660
Ratio of expenses to average net
assets (a) (b)..............................           1.72%               1.54%              1.39%             1.35%
Ratio of net investment income to average
net assets (a) (c)..........................         (1.14)%             (0.77)%            (0.82)%           (0.94)%
Portfolio turnover rate.....................         55.49%              88.18%             90.14%           112.60%
Average commission per share................            --                  --        $     0.055       $     0.060


88  The AAL Mutual Funds Annual Report


    Class B               Class A             Class B             Class I
    Period Ended          Year Ended          Year Ended          Period Ended
    4/30/97               4/30/98             4/30/98             4/30/98 (e)
===============================================================================
        $13.67                 $12.71              $12.69             $14.40


        (0.026)                (0.037)             (0.123)             0.002
        (0.954)                 4.743               4.656              1.558
-------------------------------------------------------------------------------
        (0.980)                 4.706               4.533              1.560
-------------------------------------------------------------------------------

            --                     --                  --                 --
            --                 (1.486)             (1.443)                --
-------------------------------------------------------------------------------
            --                 (1.486)             (1.443)                --
-------------------------------------------------------------------------------
        (0.980)                 3.220               3.090              1.560

        $12.69                 $15.93              $15.78             $15.96
===============================================================================
         (7.17)%                38.73%              37.41%             10.83%
    $3,270,870           $671,479,580         $13,555,367         $1,164,361
          2.29%                  1.30%               2.33%              0.86%

         (1.41)%                (0.27)%             (1.30)%             0.18%
        112.60%                104.73%             104.73%            104.73%

        $0.060                 $0.060              $0.060             $0.060



                                         The AAL Mutual Funds Annual Report   89

Financial Highlights - continued   PER SHARE INFORMATION

The AAL International Fund

                                               Class A          Class A      Class B        Class A        Class B      Class I
                                               Period Ended     Year Ended   Period Ended   Year Ended     Year Ended   Period Ended
                                               4/30/96          4/30/97      4/30/97        4/30/98        4/30/98      4/30/98(e)
====================================================================================================================================
Net asset value:
Beginning of period..........................      $10.00            $11.08       $10.98         $11.37         $11.34       $10.11

Income from Investment Operations
Net investment income........................       0.046             0.005           --          0.168          0.126        0.027
Net realized and unrealized
gain (loss) on investments...................       1.058             0.680        0.360          0.564          0.494        1.033
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    1.104             0.685        0.360          0.732          0.620        1.060
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from:
Net investment income........................      (0.024)           (0.335)          --         (0.375)        (0.333)          --
Net realized capital gains...................          --            (0.060)          --         (0.577)        (0.577)          --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.024)           (0.395)          --         (0.952)        (0.910)          --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value...       1.080             0.290        0.360         (0.220)        (0.290)       1.060
Net asset value:
End of period................................      $11.08            $11.37       $11.34         $11.15         $11.05       $11.17
====================================================================================================================================
Total return (d).............................       11.07%             6.32%        3.28%          7.34%          6.30%       10.48%
Net assets, end of period.................... $57,117,185      $116,153,782   $2,599,958   $144,152,707     $7,910,025     $460,269
Ratio of expenses
to average net assets (a) (b)................        2.15%             2.10%        2.94%          1.91%          2.90%        1.19%
Ratio of net investment income
to average net assets (a) (c)................        0.94%             0.88%      (0.03)%          1.36%          0.34%        2.38%
Portfolio turnover rate......................        1.30%            12.95%       12.95%         19.90%         19.90%       19.90%
Average commission per share.................      $0.018            $0.013       $0.013         $0.009         $0.009       $0.009


90  The AAL Mutual Funds Annual Report

                         Page Intentionally Left Blank

                                          The AAL Mutual Funds Annual Report  91

Financial Highlights - continued   PER SHARE INFORMATION



The AAL Capital Growth Fund

                                      Class A          Class A          Class A
                                      Year Ended       Year Ended       Year Ended
                                      4/30/94          4/30/95          4/30/96
==================================================================================
Net asset value:
Beginning of period..........             $14.83           $14.49           $15.56

Income from Investment
Operations
Net investment income........              0.296            0.274            0.201
Net realized and unrealized
gain (loss) on investments..              (0.287)           1.699            3.756
----------------------------------------------------------------------------------
Total from Investment
Operations                                 0.009            1.973            3.957
----------------------------------------------------------------------------------
Distributions from:
Net investment income........             (0.286)          (0.298)          (0.217)
Net realized capital gains...             (0.063)          (0.605)          (0.510)
-----------------------------------------------------------------------------------
Total Distributions                       (0.349)          (0.903)          (0.727)
----------------------------------------------------------------------------------
Net increase (decrease) in
net asset value..............             (0.340)           1.070            3.230
Net asset value:
End of period................             $14.49           $15.56           $18.79
===================================================================================
Total return (d).............                 --            14.37%           25.85%
Net assets, end of period....       $868,850,190   $1,032,168,121   $1,381,352,221
Ratio of expenses to
average net assets (a) (b)...               1.18%            1.17%            1.12%
Ratio of net investment
income to average
net assets (a) (c)...........               2.07%            1.89%            1.16%
Portfolio turnover rate......              40.60%           33.34%           44.26%
Average commission per
share........................                 --               --           $0.053


92 The AAL Mutual Funds Annual Report



      Class A        Class B          Class A        Class B       Class I
      Year Ended     Period Ended      Year Ended    Year Ended    Period Ended
      4/30/97        4/30/97          4/30/98        4/30/98       4/30/98(e)
=============================================================================
        $18.79        $ 20.66            $21.50         $21.45        $26.05

         0.125         (0.011)            0.098          0.041         0.015

         3.682          0.801             9.264          9.054         3.605
-----------------------------------------------------------------------------
         3.807          0.790             9.362          9.095          3.62
-----------------------------------------------------------------------------

        (0.150)            --            (0.083)        (0.026)           --
        (0.947)            --            (1.139)        (1.139)           --
-----------------------------------------------------------------------------
        (1.097)            --            (1.222)        (1.165)           --
-----------------------------------------------------------------------------
         2.710          0.790             8.140          7.930         3.620

       $ 21.50         $21.45            $29.64         $29.38        $29.67
=============================================================================
         20.55%          3.82%            44.48%         43.25%        13.90%
$1,794,422,211    $11,025,073    $2,766,709,385    $54,900,438    $2,985,982
          1.06%          1.89%             0.98%          1.90%         0.58%

          0.62%         (0.39)%            0.39%         (0.58)%        0.52%
         24.30%         24.30%            17.96%         17.96%        17.96%
        $0.057         $0.057            $0.054         $0.054        $0.054

                                          The AAL Mutual Funds Annual Report  93

Financial Highlights - continued   PER SHARE INFORMATION
The AAL Equity Income Fund


                              Class A      Class A       Class A       Class A
                            Period Ended  Year Ended    Year Ended    Year Ended
                              4/30/94       4/30/95       4/30/96        4/30/97
------------------------------------------------------------------------------------
Net asset value:
Beginning of period.........$     10.00  $      9.95  $       9.47   $      10.90
Income from Investment
Operations
Net investment income.......      0.022        0.338         0.360          0.390
Net realized and
unrealized gain (loss)
on investments..............     (0.072)      (0.498)        1.420          0.455
------------------------------------------------------------------------------------
Total from Investment
Operations                       (0.050)      (0.160)        1.780          0.845
====================================================================================
Distributions from:
Net investment income.......         --       (0.320)       (0.350)        (0.405)
Net realized capital gains..         --           --            --             --
------------------------------------------------------------------------------------
Total Distributions                  --       (0.320)       (0.350)        (0.405)
====================================================================================
Net increase (decrease) in
net asset value.............     (0.050)      (0.480)        1.430          0.440
Net asset value:
End of period...............$      9.95  $      9.47  $      10.90   $      11.34
====================================================================================
Total return (d)............      (0.50)%      (1.51)%       18.90%          7.88%
Net assets, end of period...$15,423,861  $70,861,404  $114,460,386   $134,196,399
Ratio of expenses to
average net assets (a) (b)..       1.60%        1.19%         1.20%          1.15%
Ratio of net investment
income to average net
assets (a) (c)..............       5.12%        4.08%         3.58%          3.57%
Portfolio turnover rate.....         --        24.65%        21.79%          5.14%
Average commission per share         --           --  $      0.056   $      0.060

94  The AAL Mutual Funds Annual Report


 Class B         Class A       Class B      Class I
 Period Ended    Year Ended    Year Ended   Period Ended
 4/30/97         4/30/98       4/30/98      4/30/98(e)
---------------------------------------------------

 $  11.40        $ 11.34       $ 11.37      $ 13.14


    0.051          0.275         0.194        0.077


   (0.056)         3.436         3.406        1.160
---------------------------------------------------
   (0.005)         3.711         3.600        1.237
===================================================

   (0.025)        (0.291)       (0.210)      (0.057)
       --         (0.450)       (0.450)         --
---------------------------------------------------
   (0.025)        (0.741)       (0.660)      (0.057)
===================================================
   (0.030)         2.970         2.940        1.180

 $  11.37        $ 14.31       $ 14.31      $ 14.32
===================================================
    (0.04)%        33.50%        32.42%        9.34%
 $494,969   $197,653,829    $3,818,315   $7,087,176
     1.99%          1.11%         2.04%        0.68%

     2.36%          2.17%         0.96%        2.10%
     5.14%         64.00%        64.00%       64.00%
 $  0.060        $ 0.060       $ 0.060      $ 0.060

                                         The AAL Mutual Funds Annual Report   95

Financial Highlights - continued   PER SHARE INFORMATION


The AAL Balanced Fund
                                                                 Class A         Class B        Class I
                                                                 Period Ended    Period Ended   Period Ended
                                                                 4/30/98(e)      4/30/98(e)     4/30/98(e)
===========================================================================================================
Net asset value:
Beginning of period ............................................ $     10.00     $    10.00     $    10.00

Income from Investment Operations
Net investment income ..........................................       0.041          0.034          0.042
Net realized and unrealized gain (loss) on investments .........       0.796          0.776          0.775
----------------------------------------------------------------------------------------------------------
Total from Investment Operations                                       0.837          0.810          0.817
==========================================================================================================
Distributions From:
Net investment income ..........................................      (0.027)        (0.020)        (0.027)
Net realized capital gains .....................................          --             --             --
----------------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.027)        (0.020)        (0.027)
==========================================================================================================
Net increase (decrease) in net asset value .....................       0.810          0.790          0.790
Net asset value:
End of period .................................................. $     10.81     $    10.79     $    10.79
==========================================================================================================
Total return (d) ...............................................        8.37%          8.10%          8.17%
Net assets, end of period ...................................... $27,674,985     $2,325,727     $1,076,355
Ratio of expenses to average net assets (a) (b) ................        1.37%          2.11%          1.95%
Ratio of net investment income to average net assets (a) (c) ...        2.19%          1.45%          1.73%
Portfolio turnover rate ........................................       11.52%         11.52%         11.52%
Average commission per share ...................................      $0.030         $0.030         $0.030


96  The AAL Mutual Funds Annual Report

Financial Highlights - continued   PER SHARE INFORMATION

The AAL High Yield Bond Fund

                                              Class A        Class B        Class A        Class B      Class I
                                              Period Ended   Period Ended   Year Ended     Year Ended   Period Ended
                                              4/30/97        4/30/97        4/30/98        4/30/98      4/30/98(e)
====================================================================================================================
Net asset value:
Beginning of period.........................        $10.00       $10.00            $9.88        $9.88     $10.29

Income from Investment Operations
Net investment income.......................         0.270        0.251            0.919        0.843      0.312
Net realized and unrealized gain (loss)
on investments..............................        (0.120)      (0.120)           0.528        0.528      0.020
--------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     0.150        0.131            1.447        1.371      0.332
--------------------------------------------------------------------------------------------------------------------
Distributions From:
Net investment income.......................        (0.270)      (0.251)          (0.919)      (0.843)    (0.312)
Net realized capital gains..................            --           --           (0.098)      (0.098)        --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.270)      (0.251)          (1.017)      (0.941)    (0.312)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value..        (0.120)      (0.120)           0.430        0.430      0.020
Net asset value:
End of period...............................         $9.88        $9.88           $10.31       $10.31     $10.31
====================================================================================================================
Total return (d)............................          1.51%        1.31%           15.12%       14.27%      3.28%
Net assets, end of period...................   $44,680,637   $2,660,309     $100,828,858   $9,714,463   $178,730
Ratio of expenses to average
net assets (a) (b)..........................          1.00%        1.75%            0.99%        1.74%      0.75%
Ratio of net investment income
to average net assets (a) (c)...............          9.11%        8.66%            8.94%        8.22%      9.53%
Portfolio turnover rate.....................         36.90%       36.90%          112.37%      112.37%    112.37%

                                         The AAL Mutual Funds Annual Report   97

Financial Highlights - continued   PER SHARE INFORMATION


The AAL Municipal Bond Fund

                                                                      Class A        Class A       Class A
                                                                      Year Ended     Year Ended    Year Ended
                                                                      4/30/94        4/30/95       4/30/96
===============================================================================================================
Net asset value:
Beginning of period.........................................          $10.99         $10.56         $10.69

Income from Investment Operations
Net investment income.......................................           0.539          0.523          0.521
Net realized and unrealized gain (loss) on investments......          (0.410)         0.186          0.300
---------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                       0.129          0.709          0.821
===============================================================================================================
Distributions From:
Net investment income.......................................          (0.539)        (0.523)        (0.521)
Net realized capital gains..................................          (0.020)        (0.056)        (0.080)
---------------------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.559)        (0.579)        (0.601)
===============================================================================================================
Net increase (decrease) in net asset value..................          (0.430)         0.130          0.220
Net asset value
End of period...............................................          $10.56         $10.69         $10.91
===============================================================================================================
Total return (d)............................................            1.04%          7.01%          7.74%
Net assets, end of period...................................    $370,568,847   $377,764,861   $412,777,320
Ratio of expenses to average net assets (a) (b).............            0.99%          0.98%          0.95%
Ratio of net investment income to average
net assets (a) (c)..........................................            4.87%          5.01%          4.69%
Portfolio turnover rate.....................................           10.15%        172.49%        130.52%


98  The AAL Mutual Funds Annual Report


      Class A        Class B        Class A        Class B        Class I
      Year Ended     Period Ended   Year Ended     Year Ended     Year Ended
      4/30/97        4/30/97        4/30/98        4/30/98        4/30/98(e)
================================================================================
      $10.91         $11.02         $10.92          $10.92         $11.59


       0.521          0.137          0.519           0.423          0.180
       0.194         (0.100)         0.613           0.613         (0.190)
--------------------------------------------------------------------------------
       0.715          0.037          1.132           1.036         (0.010)
================================================================================

      (0.521)        (0.137)        (0.519)         (0.423)        (0.180)
      (0.184)            --         (0.133)         (0.133)            --
--------------------------------------------------------------------------------
      (0.705)        (0.137)        (0.652)         (0.556)        (0.180)
================================================================================
       0.010         (0.100)         0.480           0.480         (0.190)

      $10.92         $10.92         $11.40          $11.40         $11.40
================================================================================
        6.64%          0.34%         10.50%           9.58%         (0.09)%
$421,668,316       $764,783   $467,145,934      $3,609,800        $50,091
        0.89%          1.69%          0.85%           1.74%          0.60%

        4.69%          4.09%          4.55%           3.67%          4.79%
      119.79%        119.79%        139.18%         139.18%        139.18%

                                         The AAL Mutual Funds Annual Report   99

Financial Highlights - continued                           PER SHARE INFORMATION

The AAL Bond Fund

                                                                       Class A        Class A        Class A
                                                                       Year Ended     Year Ended     Year Ended
                                                                       4/30/94        4/30/95        4/30/96
===============================================================================================================
Net asset value:
Beginning of period............................................           $10.61          $9.69   $      $9.61

Income from Investment Operations
Net investment income..........................................            0.584          0.580          0.584
Net realized and unrealized gain (loss) on investments.........           (0.660)        (0.078)         0.010
---------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          (0.076)         0.502          0.594
---------------------------------------------------------------------------------------------------------------
Distributions From:
Net investment income..........................................           (0.584)        (0.580)        (0.584)
Net realized capital gains.....................................           (0.260)        (0.002)            --
---------------------------------------------------------------------------------------------------------------
Total Distributions                                                       (0.844)        (0.582)        (0.584)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value.....................           (0.920)        (0.080)         0.010
Net asset value:
End of period..................................................            $9.69          $9.61          $9.62
===============================================================================================================
Total return (d)...............................................            (0.99)%         5.47%          6.18%
Net assets, end of period......................................     $442,962,543   $429,355,163   $430,846,686
Ratio of expenses to average net assets (a) (b)................             1.02%          1.03%          1.01%
Ratio of net investment income to average net assets (a) (c)...             5.61%          6.12%          5.89%
Portfolio turnover rate........................................            27.75%         44.57%        125.77%

100  The AAL Mutual Funds Annual Report

    Class A      Class B      Class A      Class B      Class I
    Year Ended   Period Ended Year Ended   Year Ended   Period Ended
    4/30/97      4/30/97      4/30/98      4/30/98      4/30/98(e)
====================================================================

         $9.62      $9.71          $9.63        $9.64        $10.06



         0.595      0.175          0.570        0.480         0.197
         0.010     (0.070)         0.360        0.350        (0.070)
--------------------------------------------------------------------
         0.605      0.105          0.930        0.830         0.127
--------------------------------------------------------------------



        (0.595)    (0.175)        (0.570)      (0.480)       (0.197)
            --         --             --           --            --
--------------------------------------------------------------------
        (0.595)    (0.175)        (0.570)      (0.480)       (0.197)
--------------------------------------------------------------------
         0.010     (0.070)         0.360        0.350        (0.070)


         $9.63      $9.64          $9.99        $9.99         $9.99
====================================================================
          6.43%      0.96%          9.86%        8.75%         1.24%
  $389,342,652   $390,959   $353,405,552   $1,431,449   $29,249,736
          0.98%      1.86%          0.95%        1.92%         0.56%
          6.10%      5.51%          5.77%        4.74%         6.29%
        212.49%    212.49%        483.76%      483.76%       483.76%

                                         The AAL Mutual Funds Annual Report  101

Financial Highlights--continued                      PER SHARE INFORMATION

The AAL Money Market Fund

                                                                   Class A         Class A         Class A          Class A
                                                                  Year Ended      Year Ended      Year Ended      Year Ended
                                                                   4/30/93         4/30/94         4/30/95          4/30/96
==============================================================================================================================
Net asset value:
Beginning of period.........................................           $1.00           $1.00            $1.00           $ 1.00
Income from Investment Operations
Net investment income.......................................           0.025           0.019            0.038            0.048
Net realized and unrealized gain (loss) on investments......              --              --               --               --
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations............................           0.025           0.019            0.038            0.048
-------------------------------------------------------------------------------------------------------------------------------
Distributions From:
Net investment income.......................................          (0.025)         (0.019)          (0.038)          (0.048)
Net realized capital gains..................................              --              --               --               --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions.........................................          (0.025)         (0.019)          (0.038)          (0.048)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in  net asset value.................              --              --               --               --
Net asset value:
End of period...............................................           $1.00           $1.00            $1.00            $1.00
================================================================================================================================
Total return (d)............................................            2.53%           1.95%            3.92%            4.94%
Net assets, end of period...................................     $83,274,493     $65,008,303      $70,210,675     $116,014,091
Ratio of expenses to average net assets (a) (b).............            1.13%           1.26%            1.17%            0.83%
Ratio of net investment income to average
net assets (a) (c)..........................................            2.53%           2.00%            3.95%            4.89%
Portfolio turnover rate.....................................             N/A             N/A              N/A              N/A

102    The AAL Mutual Funds Annual Report


  Class A        Class B            Class A        Class B        Class I
  Year Ended     Period Ended       Year Ended     Year Ended     Period Ended
  4/30/97        4/30/97            4/30/98        4/30/98        4/30/98(e)
===============================================================================

       $1.00            $1.00            $1.00          $1.00            $1.00


       0.051            0.013            0.050          0.038            0.017
          --               --               --             --               --
-------------------------------------------------------------------------------
       0.051            0.013            0.050          0.038            0.017
-------------------------------------------------------------------------------

      (0.051)          (0.013)          (0.050)        (0.038)          (0.017)
          --               --               --             --               --
-------------------------------------------------------------------------------
      (0.051)          (0.013)          (0.050)        (0.038)          (0.017)
-------------------------------------------------------------------------------
          --               --               --             --               --

       $1.00            $1.00            $1.00          $1.00            $1.00
===============================================================================
        5.21%            1.32%            5.12%          4.26%            1.67%
$189,616,902         $569,097     $240,737,453     $1,200,622         $234,492
        0.55%            1.78%            0.68%          1.65%            0.67%

        4.91%            3.81%            4.98%          4.02%            5.11%
         N/A              N/A              N/A            N/A              N/A

                                       The AAL Mutual Funds Annual Report    103

(a) Calculated on an annualized basis.
(b) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratios would have been as follows:

                                                                               Class A
                               Year        Year        Year        Year        Year
                               Ended       Ended       Ended       Ended       Ended
                               4/30/93     4/30/94     4/30/95     4/30/96     4/30/97
=======================================================================================
The AAL Small Cap Stock
 Fund..........................     --          --          --          --        2.06%
The AAL Mid Cap Stock Fund.....     --        1.73%       1.54%       1.39%       1.35%
The AAL International Fund.....     --          --          --        2.32%       2.10%
The AAL Capital Growth Fund....   1.20%       1.18%       1.17%       1.12%       1.06%
The AAL Equity Income Fund.....     --        2.91%       1.19%       1.20%       1.15%
The AAL Balanced Fund..........     --          --          --          --          --
The AAL High Yield Bond
 Fund..........................     --          --          --          --        1.28%
The AAL Municipal Bond Fund....   1.00%       0.99%       0.98%       0.95%       0.89%
The AAL Bond Fund..............   1.03%       1.02%       1.03%       1.01%       0.98%
The AAL Money Market Fund......   1.27%       1.51%       1.42%       1.28%       1.10%

(c) If the Funds had paid all of their expenses the ratios would have been as follows:

                                                                               Class A
                               Year        Year        Year        Year        Year
                               Ended       Ended       Ended       Ended       Ended
                               4/30/93     4/30/94     4/30/95     4/30/96     4/30/97
=======================================================================================
The AAL Small Cap Stock
 Fund..........................     --          --          --          --      (1.20)%
The AAL Mid Cap Stock Fund.....     --      (1.14)%     (0.77)%     (0.82)%     (0.94)%
The AAL International Fund.....     --          --          --        0.77%       0.88%
The AAL Capital Growth Fund....   2.15%       2.07%       1.89%       1.16%       0.62%
The AAL Equity Income Fund.....     --        3.81%       4.08%       3.58%       3.57%
The AAL Balanced Fund..........     --          --          --          --          --
The AAL High Yield Bond
 Fund..........................     --          --          --          --        8.83%
The AAL Municipal Bond Fund....   5.32%       4.87%       5.01%       4.69%       4.69%
The AAL Bond Fund..............   6.35%       5.61%       6.12%       5.89%       6.10%
The AAL Money Market Fund......   2.38%       1.75%       3.70%       4.46%       4.36%

(d) Total return calculations are based on net amount invested. Periods less than one year are not annualized. All returns exclude any sales changes.

(e) Commenced operation December 29, 1997.

104   The AAL Mutual Funds Semi-Annual Report

    Class B    Class A    Class B    Class I
    Period     Year       Year       Period
    Ended      Ended      Ended      Ended
    4/30/97    4/30/98    4/30/98    4/30/98
    --------   --------   --------   --------
      3.21%      1.71%      2.60%      1.19%
      2.29%      1.30%      2.33%      0.86%
      2.94%      1.91%      2.90%      1.19%
      1.89%      0.98%      1.90%      0.58%
      1.99%      1.11%      2.04%      0.68%
        --       1.63%      2.50%      1.95%
      2.00%      1.18%      2.05%      0.75%
      1.69%      0.85%      1.74%      0.60%
      1.86%      0.95%      1.92%      0.56%
      3.54%      1.04%      2.01%      1.43%

    Class B    Class A    Class B    Class I
    Year       Year       Year       Year
    Ended      Ended      Ended      Ended
    4/30/97    4/30/98    4/30/98    4/30/98
    --------   -------    --------   --------

    (2.40)%    (1.05)%    (1.94)%    (0.39)%
    (1.41)%    (0.27)%    (1.30)%      0.18%
    (0.03)%      1.36%      0.34%      2.38%
    (0.39)%      0.39%    (0.58)%      0.52%
      2.36%      2.17%      0.96%      2.10%
        --       1.93%      1.06%      1.73%
      8.41%      8.75%      7.90%      9.53%
      4.09%      4.55%      3.67%      4.79%
      5.51%      5.77%      4.74%      6.29%
      2.05%      4.62%      3.67%      4.36%


                                     The AAL Mutual Funds Semi-Annual Report 105

Report of Independent Accountants


                           100 East Wisconsin Avenue      Telephone 414 276 9500
                           Suite 1500
                           Milwaukee, WI 53202


Price Waterhouse LLP                                     [LOGO PRICE WATERHOUSE]


To the Shareholders and Trustees of
The AAL Mutual Funds


In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The AAL Small Cap Stock Fund, The AAL Mid Cap Stock Fund, The AAL International Fund, The AAL Capital Growth Fund, The AAL Equity Income Fund, The AAL Balanced Fund, The AAL High Yield Bond Fund, The AAL Municipal Bond Fund, The AAL Bond Fund and The AAL Money Market Fund (ten of the portfolios constituting The AAL Mutual Funds, the "Funds") at April 30, 1998, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods indicated, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP


May 15, 1998


106      The AAL Mutual Funds Annual Report

A Note on Forward-Looking Statements


Except for the historical information contained in the foregoing reports on each of the Funds, the matters discussed in those reports may constitute forward-looking statements that are made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include discussion about each portfolio manager's predictions, assessments, analyses and outlooks for relevant securities and investment markets, market sectors, industries and individual stocks or other investment securities. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of each portfolio manager's forecasts and predictions, the appropriateness of the investment strategies designed by the portfolio managers to capitalize on their forecasts and predictions should they prove true, and the ability of the portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Fund to differ materially from the projected results for the Fund, either on an overall basis or on a relative basis as compared to the benchmark index selected for the particular Fund.

                                         The AAL Mutual Funds Annual Report  107

Board of Trustees

John H. Pender - Chairman of the Board
Ronald G. Anderson
F. Gregory Campbell
Richard L. Gady
John O. Gilbert
D.W. Russler
Lawrence M. Woods

Officers

Ronald G. Anderson - President
Terrance P. Gallagher - Treasurer
Charles D. Gariboldi, Jr. - Assistant Treasurer
Robert G. Same - Vice President & Secretary
Joseph E. Wreschnig - Assistant Secretary

Investment Adviser & Distributor

AAL Capital Management Corporation
222 West College Avenue
Appleton, WI 54919-0007

Sub-Adviser (The AAL International Fund Only)

Societe Generale Asset Management Corp.
1221 Avenue of the Americas
New York, NY 10020

Custodian Transfer Agent & Disbursing Agent

Firstar Trust Company
615 East Michigan Street
P.O. Box 2981
Milwaukee, WI 53201-2981

Custodian (The AAL International Fund Only)

The Chase Manhattan Bank, N.A.
Chase Metro Tech Center
Brooklyn, NY 11245

Legal Counsel

Quarles & Brady
411 East Wisconsin Avenue
Milwaukee, WI 53202

Independent Accountants

Price Waterhouse LLP
Suite 1500
100 East Wisconsin Avenue
Milwaukee, WI 53202

This report is submitted for the information of shareholders of The AAL Mutual
 Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual Funds which contains more complete information about the Funds, including investment policies, charges and expenses.


                                  [AAL LOGO]

                             The AAL Mutual Funds
                             ---------------------
               222 West College Avenue, Appleton, WI 54919-0007
                                 800-553-6319
                      World Wide Web: http://www.aal.org
                        e-mail address: aalcmc@aal.org

C-50032AR 6/98